SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              _X__

         File No. 33-19589:

         Pre-Effective Amendment No.____                             ____

         Post-Effective Amendment No._17_                            _X__

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      _X__


         File No. 811-5447:

         Amendment No._19_


         BENHAM EQUITY FUNDS
         (Exact Name of Registrant as Specified in Charter)

         1665 Charleston Road, Mountain View, CA  94043
         (Address of Principal Executive Offices)

         Registrant's Telephone Number, including Area Code:  415-965-8300

         Douglas A. Paul
         1665 Charleston Road, Mountain View, CA  94043
         (Name and Address of Agent for Service)

Approximate Date of Initial Public Offering:  8/17/88

It is proposed that this filing will become effective:

         _X__ immediately upon filing pursuant to paragraph (b) of Rule 485 ____ on (date), pursuant to paragraph (b) of Rule 485
         ____ 60 days after filing pursuant to paragraph (a) of Rule 485
         ____ on (date) pursuant to paragraph  (a)(1) of Rule 485
         ____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

Registrant continues its election to register an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant intends to file Rule 24f-2 Notice within 60 days after its fiscal year ending December 31, 1995.

                                    FORM N-1A
                              CROSS-REFERENCE SHEET

                               BENHAM EQUITY FUNDS
                             Benham Global Gold Fund

The Prospectus and Statement of Additional Information are incorporated herein by reference to 1933 Act Post-Effective Amendment No. 17/1940 Act Amendment No. 19.

PART A:  PROSPECTUS

ITEM              PROSPECTUS CAPTION

1                 Cover Page

2    (a)          Summary of Fund Expenses
     (b), (c)     Not Applicable

3    (a)          Financial Highlights
     (b)          Not Applicable
     (c), (d)     Performance

4    (a)(i)       About Benham Equity Funds, Cover Page
     (a)(ii), (b) How the Fund Works, Risk Factors and Investment Techniques
     (c)          Risk Factors and Investment Techniques

5    (a)          About Benham Equity Funds
     (b) - (f)    The Benham Group, Advisory and Service Fees
     (g)          Portfolio Transactions

5A                Not Applicable

6    (a)          About Benham Equity Funds, How to Redeem Your Investment
     (b) - (d)    Not Applicable
     (e)          How to Invest
     (f), (g)     Distributions and Taxes

7    (a)          Distribution of Shares, Cover Page
     (b)          Share Price, Broker-Dealer Transactions
     (c)          Not Applicable
     (d)          How to Buy Shares, About Benham-Sponsored Retirement Plans
     (e), (f)     Not Applicable

8    (a)          How to Redeem Your Investment, How to Redeem Shares
     (b)          Broker-Dealer Transactions
     (c), (d)     About Benham-Sponsored Retirement Plans, How to Redeem Your
                  Investment

9                 Not Applicable

                              CROSS-REFERENCE SHEET
                                   (continued)

                               BENHAM EQUITY FUNDS
                             Benham Global Gold Fund

PART B: STATEMENT OF ADDITIONAL INFORMATION

ITEM              STATEMENT OF ADDITIONAL INFORMATION CAPTION
10                Cover Page

11                Table of Contents

12                Not Applicable

13   (a)          Investment Policies and Techniques
     (b)          Investment Restrictions
     (c)          Investment Policies and Techniques, Investment Restrictions
     (d)          Portfolio Transactions

14   (a), (b)     Directors and Officers
     (c)          Not Applicable

15   (a)          Not Applicable
     (b)          Additional Purchase and Redemption Information
     (c)          Directors and Officers

16   (a)          Investment Advisory Services
     (b) - (d)    Investment Advisory Services, Administrative and Transfer
                  Agent Services, Expense Limitation Agreements
     (e) - (g)    Not Applicable
     (h)          About Benham Equity Funds
     (i)          Administrative and Transfer Agent Services

17   (a)          Portfolio Transactions
     (b)          Not Applicable
     (c)          Portfolio Transactions
     (d), (e)     Not Applicable

18   (a)          About Benham Equity Funds
     (b)          Not Applicable

19   (a)          Additional Purchase and Redemption Information
     (b)          Valuation of Portfolio Securities
     (c)          Not Applicable

20                Taxes

21   (a)          Additional Purchase and Redemption Information
     (b), (c)     Not Applicable

22                Performance

23                Cover Page

                              BENHAM EQUITY FUNDS
                          Benham Income & Growth Fund
                              Benham Equity Growth

                    1933 Act Post-Effective Amendment No. 17
                           1940 Act Amendment No. 19

                                   FORM N-1A
                             CROSS-REFERENCE SHEET

PART A:  PROSPECTUS

ITEM              PROSPECTUS CAPTION

1                 Cover Page

2    (a)          Summary of Fund Expenses
     (b), (c)     Not Applicable

3    (a)          Financial Highlights
     (b)          Not Applicable
     (c), (d)     Performance

4    (a)(i)       About Benham Equity Funds, Cover Page
     (a)(ii), (b) How the Funds Work, Other Investment Policies and Techniques
     (c)          Suitability

5    (a)          About Benham Equity Funds
     (b) - (f)    The Benham Group, Advisory and Service Fees
     (g)          Portfolio Transactions

5A                Not Applicable

6    (a)          About Benham Equity Funds, How to Redeem Your Investment
     (b) - (d)    Not Applicable
     (e)          How to Invest
     (f), (g)     Distributions and Taxes

7    (a)          Distribution of Shares, Cover Page
     (b)          Share Price, Broker-Dealer Transactions
     (c)          Not Applicable
     (d)          How to Buy Shares, About Benham-Sponsored Retirement Plans
     (e), (f)     Not Applicable

8    (a)          How to Redeem Your Investment, How to Redeem Shares, About
                  Benham-Sponsored Retirement Plans.
     (b)          Broker-Dealer Transactions
     (c), (d)     How to Redeem Your Investment, About Benham-Sponsored
                  Retirement Plans

9                 Not Applicable

                              BENHAM EQUITY FUNDS
                          Benham Income & Growth Fund
                           Benham Equity Growth Fund
                             CROSS-REFERENCE SHEET
                                  (continued)

PART B: STATEMENT OF ADDITIONAL INFORMATION

ITEM              STATEMENT OF ADDITIONAL INFORMATION CAPTION
10                Cover Page

11                Table of Contents

12                Not Applicable

13   (a)          Investment Policies and Techniques
     (b)          Investment Restrictions
     (c)          Investment Policies and Techniques, Investment Restrictions
     (d)          Portfolio Transactions

14   (a), (b)     Directors and Officers
     (c)          Not Applicable

15   (a)          Not Applicable
     (b)          Additional Purchase and Redemption Information
     (c)          Directors and Officers

16   (a)          Investment Advisory Services
     (b) - (d)    Investment Advisory Services, Administrative and Transfer
                  Agent Services, Expense Limitation Agreements
     (e) - (g)    Not Applicable
     (h)          About Benham Equity Funds
     (i)          Administrative and Transfer Agent Services

17   (a)          Portfolio Transactions
     (b)          Not Applicable
     (c)          Portfolio Transactions
     (d), (e)     Not Applicable

18   (a)          About Benham Equity Funds
     (b)          Not Applicable

19   (a)          Additional Purchase and Redemption Information
     (b)          Valuation of Portfolio Securities
     (c)          Not Applicable

20                Taxes

21   (a)          Additional Purchase and Redemption Information
     (b), (c)     Not Applicable

22                Performance

23                Cover Page

                                    FORM N-1A
                              CROSS-REFERENCE SHEET

                               BENHAM EQUITY FUNDS
                          Benham Utilities Income Fund

                    1933 Act Post-Effective Amendment No. 17
                           1940 Act Amendment No. 19

PART A:  PROSPECTUS

ITEM              PROSPECTUS CAPTION

1                 Cover Page

2    (a)          Summary of Fund Expenses
     (b), (c)     Not Applicable

3    (a)          Financial Highlights
     (b)          Not Applicable
     (c), (d)     Performance

4    (a)(i)       About Benham Equity Funds, Cover Page
     (a)(ii), (b) How the Fund Works, Other Investment Policies and Techniques
     (c)          Investment Considerations

5    (a)          About Benham Equity Funds
     (b) - (f)    The Benham Group, Advisory and Service Fees
     (g)          Portfolio Transactions

5A                Not Applicable

6    (a)          About Benham Equity Funds, How to Redeem Your Investment
     (b) - (d)    Not Applicable
     (e)          How to Invest
     (f), (g)     Distributions and Taxes

7    (a)          Distribution of Shares, Cover Page
     (b)          Share Price, Broker-Dealer Transactions
     (c)          Not Applicable
     (d)          How to Buy Shares, About Benham-Sponsored Retirement Plans
     (e), (f)     Not Applicable

8    (a)          How to Redeem Your Investment, How to Redeem Shares, About
                  Benham-Sponsored Retirement Plans
     (b)          Broker-Dealer Transactions
     (c), (d)     How to Redeem Your Investment, About Benham-Sponsored
                  Retirement Plans

9                 Not Applicable

                              CROSS-REFERENCE SHEET
                                   (continued)

                               BENHAM EQUITY FUNDS
                          Benham Utilities Income Fund

PART B: STATEMENT OF ADDITIONAL INFORMATION

ITEM              STATEMENT OF ADDITIONAL INFORMATION CAPTION
10                Cover Page

11                Table of Contents

12                Not Applicable

13   (a)          Investment Policies and Techniques
     (b)          Investment Restrictions
     (c)          Investment Policies and Techniques, Investment Restrictions
     (d)          Portfolio Transactions

14   (a), (b)     Directors and Officers
     (c)          Not Applicable

15   (a)          Not Applicable
     (b)          Additional Purchase and Redemption Information
     (c)          Directors and Officers

16   (a)          Investment Advisory Services
     (b) - (d)    Investment Advisory Services, Administrative and Transfer
                  Agent Services, Expense Limitation Agreement
     (e) - (g)    Not Applicable
     (h)          About Benham Equity Funds
     (i)          Administrative and Transfer Agent Services

17   (a)          Portfolio Transactions
     (b)          Not Applicable
     (c)          Portfolio Transactions
     (d), (e)     Not Applicable

18   (a)          About Benham Equity Funds
     (b)          Not Applicable

19   (a)          Additional Purchase and Redemption Information
     (b)          Valuation of Portfolio Securities
     (c)          Not Applicable

20                Taxes

21   (a)          Additional Purchase and Redemption Information
     (b), (c)     Not Applicable

22                Performance

23                Cover Page

                                    FORM N-1A
                              CROSS-REFERENCE SHEET

                               BENHAM EQUITY FUNDS
                   Benham Global Natural Resources Index Fund

The Prospectus and Statement of Additional Information are incorporated herein by reference to 1933 Act Post-Effective Amendment No. 17/1940 Act Amendment No. 19.

PART A:  PROSPECTUS

ITEM              PROSPECTUS CAPTION

1                 Cover Page

2    (a)          Summary of Fund Expenses
     (b), (c)     Not Applicable

3    (a)          Financial Highlights
     (b)          Not Applicable
     (c), (d)     Performance

4    (a)(i)       About Benham Equity Funds, Cover Page
     (a)(ii), (b) How the Fund Works, Other Investment Policies and Techniques
     (c)          Risk Factors

5    (a)          About Benham Equity Funds
     (b) - (f)    The Benham Group, Advisory and Service Fees
     (g)          Portfolio Transactions

5A                Not Applicable

6    (a)          About Benham Equity Funds, How to Redeem Your Investment
     (b) - (d)    Not Applicable
     (e)          How to Invest
     (f), (g)     Distributions and Taxes

7    (a)          Distribution of Shares, Cover Page
     (b)          Share Price, Broker-Dealer Transactions
     (c)          Not Applicable
     (d)          How to Buy Shares, About Benham-Sponsored Retirement Plans
     (e), (f)     Not Applicable

8    (a)          How to Redeem Your Investment, How to Redeem Shares
     (b)          Broker-Dealer Transactions
     (c), (d)     About Benham-Sponsored Retirement Plans, How to Redeem Your
                  Investment,

9                 Not Applicable

                              CROSS-REFERENCE SHEET
                                   (continued)

                               BENHAM EQUITY FUNDS
                   Benham Global Natural Resources Index Fund

PART B: STATEMENT OF ADDITIONAL INFORMATION

ITEM              STATEMENT OF ADDITIONAL INFORMATION CAPTION
10                Cover Page

11                Table of Contents

12                Not Applicable

13   (a)          Investment Policies and Techniques
     (b)          Investment Restrictions
     (c)          Investment Policies and Techniques, Investment Restrictions
     (d)          Portfolio Transactions

14   (a), (b)     Directors and Officers
     (c)          Not Applicable

15   (a)          Not Applicable
     (b)          Additional Purchase and Redemption Information
     (c)          Directors and Officers

16   (a)          Investment Advisory Services
     (b) - (d)    Investment Advisory Services, Administrative and Transfer
                  Agent Services, Expense Limitation Agreement
     (e) - (g)    Not Applicable
     (h)          About Benham Equity Funds
     (i)          Administrative and Transfer Agent Services

17   (a)          Portfolio Transactions
     (b)          Not Applicable
     (c)          Portfolio Transactions
     (d), (e)     Not Applicable

18   (a)          About Benham Equity Funds
     (b)          Not Applicable

19   (a)          Additional Purchase and Redemption Information
     (b)          Valuation of Portfolio Securities
     (c)          Not Applicable

20                Taxes

21   (a)          Additional Purchase and Redemption Information
     (b), (c)     Not Applicable

22                Performance

23                Cover Page

                                     BENHAM
                                  GLOBAL GOLD
                                      FUND

                         Prospectus * February 26, 1996



                         [picture of book with compass,
                      bag with gold nuggets, and a mining
                                 company deed]


                        [company logo] The Benham Group
              Part of the Twentieth Century Family of Mutual Funds

-------------------
[information in left margin of page]
THE BENHAM GROUP
1665 Charleston Rd.
Mountain View
California 94043

Fund
Information
1-800-331-8331
1-415-965-4274

Investor Services
1-800-321-8321
1-415-965-4222

TDD Service
1-800-624-6338
1-415-965-4764


Benham Group
Representatives
are available
by telephone weekdays from
5 a.m. to 5 p.m. Pacific Time.
-------------------


BENHAM GLOBAL GOLD FUND

Formerly known as the Benham Gold Equities Index Fund


A Series of Benham Equity Funds


Prospectus  o  February 26, 1996

BENHAM GLOBAL GOLD FUND seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating, or distributing gold or other precious metals throughout the world. The Fund is a non-diversified series of Benham Equity Funds (BEF), a no-load, open-end mutual fund.

Please read this Prospectus carefully and retain it for future reference. It is designed to help you decide whether the Fund's goals match your own. A Statement of Additional Information (also dated February 26, 1996) has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. For a free copy, call or write The Benham Group.


Mutual fund shares are not insured by the FDIC, the Federal Reserve Board, or any other agency. The value of the investment and its returns will fluctuate and is not guaranteed.

AS WITH ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF FUND EXPENSES


The tables below illustrate the fees and expenses an investor in the Fund would incur directly or indirectly. The figures shown are based on historical expenses, adjusted to reflect the expense limitation agreement in effect as of February 26, 1996.


================================================================================
A. SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------

Sales load imposed on purchases ...........................   None
Sales load imposed on reinvested dividends ................   None
Deferred sales load .......................................   None
Redemption fee ............................................   None
Exchange fee ..............................................   None

================================================================================
B. ANNUAL FUND OPERATING EXPENSES
As a Percentage of Average Daily Net Assets
--------------------------------------------------------------------------------

Investment advisory fee....................................  .31%
12b-1 fee..................................................  None
Other expenses.............................................  .30%
Total Fund operating expenses
      (net of expense limitation)..........................  .61%*


* Benham Management Corporation (BMC) has agreed to continue to limit the Fund's total operating expenses to a percentage of average daily net assets through May 31, 1995. The operation of this expense limitation effectively requires the total expenses paid by the Fund not exceed .75%. Amounts which are paid by unaffiliated third parties do not apply to this expense limit. The agreement provides that BMC may recover amounts absorbed on behalf of the Fund during the preceding 11 months if, and to the extent that, for any given month, the Fund's expenses were less than the expense limit in effect at that time. The expense limitation is subject to annual renewal in June.


The Fund pays BMC investment advisory fees equal to an annualized percentage of Fund average daily net assets. Other expenses include administrative and transfer agent fees paid to Benham Financial Services, Inc. (BFS).

-------------------
[information in right margin of page]
Please read this Prospectus carefully and retain it for future reference. It is designed to help you decide if the Fund's goals match your own.
-------------------

================================================================================
C. EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

The following table illustrates the expenses a shareholder would pay on a $1,000 investment in the Fund over periods of one, three, five, and ten years. These figures are based on the expenses shown in Table B and assume (i) a 5% annual return and (ii) full redemption at the end of each time period.

  ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS

     $6              $20              $34             $76

We include this table to help you understand the various costs and expenses that you, as a shareholder, will bear either directly or indirectly. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN, AND THE FUND MAY NOT REALIZE THE 5% HYPOTHETICAL RATE OF RETURN REQUIRED BY THE SEC FOR THIS EXAMPLE.

FINANCIAL HIGHLIGHTS


The information presented on the following page has been audited by KPMG Peat Marwick LLP, independent auditors. Their report on the financial statements and financial highlights is included in the Fund's Annual Report, which is incorporated by reference in the Statement of Additional Information.


=====================================================================================================================
BENHAM GLOBAL GOLD FUND
Years ended December 31 (except as noted)
---------------------------------------------------------------------------------------------------------------------

                                  1995       1994       1993       1992       1991      1990       1989       1988+
PER-SHARE DATA
--------------
NET ASSET VALUE AT
BEGINNING OF PERIOD              $11.33      13.67      7.55       8.28       9.35      11.71      9.05       10.00

Income From
Investment Operations

Net Investment Income             .0226      .0299     .0124      .0181      .0247      .0006     .0372       .0895

Net Realized and
Unrealized Gains (Losses)
on Investments                   1.0259    (2.3213)   6.1197     (.7324)   (1.0753)   (2.2691)   2.7547      (.9688)
                                 ------     ------    ------     ------     ------     ------    ------      ------
Total Income (Losses)
From Investment Operations       1.0485    (2.2914)   6.1321     (.7143)   (1.0506)   (2.2685)   2.7919      (.8793)

Less Distributions

Dividends from Net
Investment Income                (.0085)    (.0214)   (.0114)    (.0157)    (.0194)    (.0006)   (.0372)     (.0666)

Distributions from Net
Realized Capital Gains                0          0    (.0007)          0         0     (.0909)   (.0947)     (.0041)
                                 ------     ------    ------      ------     -----     ------    ------      ------
Distributions in Excess of Net
Realized Capital Gains                0    (.0272)         0           0         0          0         0           0

Total Distributions              (.0085)   (.0486)    (.0121)     (.0157)   (.0194)    (.0915)   (.1319)     (.0707)

NET ASSET VALUE AT
END OF PERIOD                    $12.37      11.33     13.67        7.55      8.28       9.35     11.71        9.05
                                  =====      =====     =====        ====     =====      =====     =====        ====
TOTAL RETURN*                      9.25%    (16.75)    81.22       (8.65)   (11.23)    (19.43)    29.93       (9.19)
------------

SUPPLEMENTAL DATA AND RATIOS
----------------------------

Net Assets at End of Period
(in thousands of dollars)      $537,693    568,030    616,347    163,777   124,436    104,163    61,786      7,683

Ratio of Expenses to
Average Daily Net Assets++          .61%       .61        .72        .75       .75        .96      1.00          0

Ratio of Net Investment
Income to Average
Daily Net Assets                    .17%       .20        .23        .23       .30        .01       .36       2.04**

Portfolio Turnover Rate           28.40%     41.67      28.38      52.57     56.33      20.96     34.39        .92
Average Commission
Per Share                         $.035       N/A        N/A        N/A       N/A        N/A        N/A        N/A

-------------
+  Commencement of operations for Benham Global Gold Fund was August 17, 1988.
++ The ratio for the year ended December 31, 1995, includes expenses paid through expense offset arrangements.
*  Total return figures assume reinvestment of dividend and capital gain distributions and are not annualized.

** Annualized (The period ended December 31, 1988, includes .76% from nonrecurring income).


HOW THE FUND WORKS

INVESTMENT OBJECTIVE


The Fund's investment objective is to seek to achieve a total return (capital appreciation and current income) that is consistent with investing in securities of companies that are engaged in mining, processing, fabricating, or distributing gold or other related precious metals throughout the world. The Fund will seek to attain the objective of capital appreciation by purchasing securities with the potential to increase in value, so that its own shares will in turn increase in value. Because the Fund's investment objective also includes the pursuit of current income, the payment of dividends and interest may be a consideration when the Fund purchases securities.


The Fund's investment objective and industry concentration policy, described on the following pages, are fundamental and may not be changed without shareholder approval. The other policies described in this Prospectus are not fundamental and may be changed by the Fund's board of directors.

CORE INVESTMENT STRATEGIES


BMC will construct the Fund's portfolio to match the risk characteristics of the market for gold and gold-related equity securities and, in turn, attempt to produce performance indicative of performance in the worldwide gold equities market. As part of evaluating and determining the appropriate investments for the Fund, BMC intends to utilize various benchmarks, including worldwide gold market indices, such as the FT-SE(R) Gold Mines Index.

The FT-SE(R) Gold Mines Index (the "Index") is compiled and calculated by FT-SE International Limited ("FT-SE") under the joint license of the Financial Times Ltd. ("FT") and the London Stock Exchange Limited (the "Stock Exchange"). FT-SE calculates the Index in conjunction with the Institute of Actuaries and the Faculty of Actuaries. However, neither FT-SE nor the Stock Exchange nor FT shall be liable to any person for any error in the Index and neither FT-SE or Exchange or FT shall be under any obligation to advise any person of any error therein. The Fund is not in any way sponsored, endorsed, sold or promoted by FT-SE, the Stock Exchange or FT. Neither FT-SE, the Stock Exchange nor FT makes any warranty or representation whatsoever as to the results to be obtained from the use of the Index and/or the figure at which the said Index stands at any particular time on any particular day or otherwise. FT-SE(R) is a trademark of the Stock Exchange and FT and is used by FT-SE under license.

BMC intends to use quantitative management techniques in pursuit of the Fund's investment objective. Quantitative investment management is designed to combine a disciplined management approach with the flexibility to respond to events that may affect the value of the Fund's investments.

The Fund will concentrate its investments in securities of companies throughout the world which are engaged in mining, processing or dealing with gold or other precious metals ("Gold Companies"). This means that at least 25% of the Fund's total assets must be invested in Gold Companies. Under normal circumstances, at least 65% of the value of the Fund's total assets will be invested in securities of issuers engaged in gold operations, including securities of gold mining finance companies, as well as operating companies with long-, medium- or short-life gold mines.

The Fund may invest in common stocks, securities convertible into common stocks and sponsored or unsponsored American Depositary Receipts ("ADRs") for the securities of Gold Companies, all of which may be traded on a securities exchange or over-the-counter. In seeking income or in times when a conservative policy is warranted, the Fund may also purchase preferred stocks and debt securities, such as notes, bonds, debentures or commercial paper, any of which may or may not be rated by nationally recognized securities rating agencies.

As part of its global investment strategy, the Fund will normally invest in securities of issuers located in at least three different countries, one of which may be the United States. For temporary defensive purposes, however, the Fund may invest in less than three countries. BMC anticipates that a substantial portion of the Fund's assets will be invested in securities of companies domiciled in or operating in one or more foreign countries. There are certain risks which are posed to the Fund when it invests in foreign securities. (See "Risk Factors and Investment Techniques--Foreign Securities," on page 9.) While these


-------------------
[information in right margin of page]
The Fund will concentrate its investments in securities of companies throughout the world which are engaged in mining, processing or dealing with gold or other precious metals ("Gold Companies").
-------------------
risks exist under the Current Objective, their significance to the Fund and its shareholders may be greater as the Fund increases its investments in regions outside North America.


BMC works to balance three goals:


* To construct the Fund's portfolio composition so that its risk and investment performance characteristics will match the selected benchmarks as closely as possible while meeting IRS diversification requirements;


* To keep enough cash on hand to meet shareholder redemption requests and pay operational expenses; and


*   To keep portfolio transaction costs low.

The Fund is a "non-diversified company" as defined in the Investment Company Act of 1940 (the "1940 Act"), which means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. However, Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended, limits the proportion of assets a fund may invest in the securities of any single issuer. The Fund intends to adhere to these limits in order to qualify as a regulated investment company.


RISK FACTORS AND INVESTMENT TECHNIQUES

GENERAL


By itself, the Fund does not constitute a balanced investment plan. The Fund may be appropriate for investors seeking to diversify their stock portfolios through broad-based exposure to the global gold industry. The Fund works best for long-term investors prepared to ride out the markets' ups and downs. Since the Fund concentrates its investments in stocks of companies engaged in the gold industry (gold company shares), its share price is likely to be more volatile than the share price of a fund that diversifies across multiple industries.


Many investors perceive that gold investments hedge against inflation, currency devaluations, and general stock market declines; however, there is no assurance that these historical inverse relationships will persist. Changing market conditions (i.e., fluctuating operating costs, political events, and changes in interest rates and currency rates) may affect gold prices and tend to have a more exaggerated effect on gold stocks. Because of their high share price volatility, gold stocks are considered speculative and may affect the Fund's share price. Investment in the Fund's shares may involve special considerations, including: fluctuations in the price of gold; the potential effect of the concentration of the sources of supply of gold and over control of the sale of gold; changes in U.S. or foreign tax, currency or mining laws; increased environmental costs; and unpredictable monetary policies and economic and political conditions.


CONVERTIBLE SECURITIES


In addition to common stock shares of gold companies, the Fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks, and warrants. BMC may purchase these securities if it believes that a company's convertible securities are undervalued in the market.

Convertible securities provide a fixed-income stream and the opportunity, through their conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. A convertible security tends to increase in market value when interest rates rise. The price of a convertible security is also influenced by the market value of the security's underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.


FOREIGN SECURITIES


Because of the Fund's policy of investing primarily in securities of companies engaged in gold mining, a substantial part of the Fund's assets is generally invested in securities of companies domiciled or operating in one or more foreign countries.


Securities of foreign issuers may be affected by the strength of foreign currencies relative to the U.S. dollar or by political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental regulations comparable to those that affect U.S. companies, and there may be less public information about their operations.

In particular, liquidity of the Fund's portfolio may be affected by the Fund's global exposure. While the Fund intends to acquire securities of foreign issuers only where there are public trading markets for such securities, such investments may tend to reduce the liquidity of the Fund's portfolio in the event of internal problems in such foreign countries or deteriorating relations between the United States and such countries. Restrictions and controls on investment in the securities markets of some countries may have an adverse effect on the availability and costs to the Fund of investments in those countries. In addition, there may be the possibility of expropriations, foreign withholding taxes, confiscatory taxation, political, economic or social instability or diplomatic developments which could affect assets of the Fund invested in issuers in foreign countries. In particular, investments in Gold Companies located in South Africa, which comprise a significant component of the global gold industry, may present greater risks to the Fund than investments in other countries because of its realtively unstable internal political conditions.

In addition, issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available to the investing public than with sponsored ADRs. BMC will attempt to independently accumulate and evaluate information with respect to the issuers of the underlying securities of sponsored and unsponsored ADRs to attempt to limit the Fund's exposure to the market risk associated with such investments.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

To offset the currency risks associated with investing in securities of foreign issuers, the Fund may hold foreign currency deposits and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

Currencies may be exhanged on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. By entering into a forward contract to buy or sell the amount of foreign currency involved in a security transaction for a fixed amount of U.S. dollars, BMC can protect the Fund against losses resulting from adverse changes in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. However, using forward contracts in this manner does not eliminate fluctuations in the prices of the underlying securities themselves. Forward contracts simply establish a rate of exchange that can be achieved at some future point in time. Additionally, although forward contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also limit any gain that might result if the hedged currency's value were to increase.

BMC uses forward contracts for currency hedging purposes only and not for speculative purposes. The Fund is not required to enter into forward contracts with regard to its foreign holdings and will not do so unless doing so is deemed appropriate by the advisor.

WHEN-ISSUED SECURITIES AND FORWARD-COMMITMENT AGREEMENTS

When-issued securities and forward-commitment agreements fix a security's price and yield for future payment and delivery. The market value of the security may change during this period, or a party to the agreement may fail to deliver or pay for the security. Either of these situations could affect the market value of the Fund's assets. As an operating policy, the Fund will not commit more than 35% of its total assets to when-issued or forward-commitment agreements.


GOLD INVESTMENTS

The Fund may purchase gold, gold certificates, or gold futures (referred to collectively as "Gold Investments"), although it will not purchase gold in any form that is not readily marketable and that cannot be stored in accordance with custody regulations applicable to mutual funds.

BMC may use a Gold Investment when it judges the price of gold to be artificially low. BMC may also use a Gold Investment as a hedge if it expects a rise in the price of gold to correlate with rising prices of the Fund's other gold-related investments. If gold prices rise as BMC predicted, proceeds from the sale of the Gold Investment may be used to cover the increased price of the hedged security. However, if the price of the Gold Investment declines, the Fund may suffer a loss.

Direct purchases of gold bullion or coins may generate higher custody and transaction costs than other types of investments and do not generate interest or dividend income for the Fund. The sole source of return on such investments is from gain (or losses) realized at the time of sale. Gold coins may be purchased for their intrinsic value only and not for their numismatic value.


The Fund purchases Gold Investments only to the extent necessary to meet Internal Revenue Service ("IRS") income requirements and state restrictions on the purchase of gold and other commodities.

IRS income tests and certain state laws effectively limit the amount of Gold Investments the Fund may make. The Fund intends to make such investments only to the extent permitted by these limits.


SHORT-TERM INSTRUMENTS

For liquidity purposes, the Fund may invest in high-quality money market instruments with remaining maturities of one year or less.

The Fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers that are deemed to present minimal credit risk. Credit risk determinations are made by BMC pursuant to guidelines established by the board of directors. A repurchase agreement involves the purchase of a security and a simultaneous agreement to sell the security back to the seller at a higher price. Delays or losses could result if the party to the agreement defaults or becomes bankrupt.

The Fund may invest up to 5% of its total assets in any money market fund advised by BMC, provided that the investment is consistent with the Fund's investment policies and restrictions.


OPTIONS

As more fully discussed in the Statement of Additional Information, the Fund may enter into options (including writing covered call options), futures and options on financial futures transactions. For state law purposes, the

Fund will commit no more than 5% of its assets to premiums when purchasing put options. The premium paid by the Fund when purchasing a put option will be recorded as an asset in the Fund's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed or, in the absence of such sale, the latest bid price.

INTEREST RATE SWAPS

The Fund may enter into interest rate swap agreements with banks or broker-dealers. These transactions may be used to help the Fund meet IRS diversification requirements or to improve the correlation between the Fund's total return and that of the the market for gold equities.

Swap transactions used by BMC typically involve entering into a contract with a broker-dealer to receive the total returns of a specific security or basket of securities (minus a fee) in exchange for periodic payments based on a money market interest rate index such as the London Interbank Offered Rate (LIBOR).


SECURITIES LENDING

The Fund may lend its portfolio securities to banks and broker-dealers to earn additional income. Securities loans are subject to guidelines prescribed by the board of directors, which are set forth in the Statement of Additional Information.

This practice could result in a loss or a delay in recovering the Fund's securities. Loans are limited to 33-1/3% of the Fund's total assets.

OTHER INVESTMENT MANAGEMENT TECHNIQUES

BMC may buy other types of securities or employ other portfolio management techniques on behalf of the Fund. When required by SEC guidelines, the Fund will set aside cash or appropriate liquid assets in a segregated account to cover its portfolio obligations. See the Statement of Additional Information for a more detailed discussion of these investments and some of the risks associated with them.

-------------------
[information in left margin of page]
Performance data and a discussion of factors that affected performance during the Fund's most recent reporting period are included in its annual and semiannual reports to shareholders.
-------------------

PORTFOLIO TRANSACTIONS

BMC selects brokerage firms solely on the basis of best net price and execution and engages in regular trading on behalf of the Fund. The Fund's annual portfolio turnover rate is not expected to exceed 100% and may vary from year to year.

PERFORMANCE


Mutual fund performance is commonly expressed in terms of historical yield or total return and may be quoted in advertising and sales literature. Past performance is no guarantee of future results.


YIELD calculations show the rate of income the Fund earns on its investments as an annual percentage rate. The Fund's yield is calculated according to methods that are standardized for all stock and bond funds.

TOTAL RETURN represents the Fund's changes over a specified time period assuming reinvestment of dividends and capital gains, if any. CUMULATIVE TOTAL RETURN illustrates the Fund's actual performance over a stated period of time. AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that illustrates the annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over a entire period. Average annual total returns smooth out variations in the Fund's performance; they are not the same as year-by-year results.


Performance data and a discussion of factors that affected performance during the Fund's most recent reporting period are included in the Fund's annual and semiannual reports to shareholders. These reports are routinely delivered to the Fund's shareholders. To receive a free copy, call one of the Fund Information numbers listed on page 16.

The Fund's life-of-fund cumulative and average annual total returns for the period August 17, 1988, through December 31, 1995, were 26.99% and 3.30%, respectively. Prior to February 12, 1996, the Fund was known as the Benham Gold Equities Index Fund and had a strict North American gold equities investment objective.

SHARE PRICE

The price of your shares is the net asset value ("NAV") of the Fund next determined after receipt of your instruction to purchase, convert or redeem. NAV is determined by calculating the total value of a Fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. NAV is determined on each day that the New York Stock Exchange (the "Exchange") is open.

Investments and requests to redeem shares will receive the share price next determined after receipt by Benham of the investment or redemption request. For example, investments and requests to redeem shares received by Benham before the close of business of the Exchange are effective on, and will receive the price determined on that day as of the close of the Exchange. Investment and redemption requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on the next day the Exchange is open.

Investments are considered received only when your check or wired funds are received by Benham. Wired funds are considered received on the day they are deposited in Benham's bank account if they are deposited before the close of business on the Exchange, usually 1:00 p.m. Pacific Time.

Investment and transaction instructions received by Benham on any business day by mail at its office prior to the close of business of the Exchange, usually 1:00 p.m. Pacific Time, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

-------------------
[information in right margin of page]
Shares may be purchased and redeemed without any sales charge, commission, redemption fee, 12b-1 fee, or contingent deferred sales load.
-------------------

-------------------
[information in left margin of page]
Overnight and special delivery mail (e.g., Federal Express, Express Mail, Priority Mail) should be sent to our street address: 1665 Charleston Rd. Mountain View California 94043. Failure to do so may result in transaction delays.
-------------------

HOW TO INVEST


To open an account, you must complete and sign an application. If an application is not enclosed with this Prospectus, you may request one by calling one of the Fund Information numbers listed below. If you prefer, we will fill out your application over the telephone and mail it to you for your signature. Separate forms are required to establish Benham-Sponsored Retirement Plan accounts as discussed on pages 26 and 27.


Benham Group Representatives are available at the telephone numbers listed below weekdays from 5:00 a.m. to 5:00 p.m. Pacific Time. For your protection, Benham records all telephone conversations with its telephone representatives.

FUND INFORMATION: for information about any Benham fund or other investment product, call 1-800-331-8331 or 1-415-965-4274.


INVESTOR SERVICES: to open an account, receive a Prospectus or Statement of Additional Information for a Benham fund or make transactions in an existing account, call 1-800-321-8321 or 1-415-965-4222.


Benham shareholders may make transactions and obtain prices, yields, and total return information for all Benham funds with TeleServ, our 24-hour automated telephone information service. Dial 1-800-321-8321 and press 1.

HOW TO BUY SHARES (Retirement investors, see pages 26 and 27).

================================================================================
METHOD           INSTRUCTIONS
--------------------------------------------------------------------------------
BY CHECK         Minimum initial investment: $1,000
                 Minimum additional investment: $100

                 MAKE YOUR INVESTMENT CHECK PAYABLE TO THE BENHAM GROUP. Mail the check with your completed application to

                 The Benham Group
                 P.O. Box 7730
                 San Francisco, CA 94120-9853

                 FOR ADDITIONAL INVESTMENTS, enclose an investment slip preprinted with the account number to which your investment should be credited. If the payee information provided on the check does not agree with information preprinted on the investment slip, we will follow the instructions preprinted on the investment slip.

                 If you do not have a preprinted investment slip, send your check with separate written instructions indicating the fund name and the account number. If the payee information provided on the check does not agree with your written instructions, we will follow the written instructions.

                 You may also invest your check in person at a Benham Investor Center. One is located at 1665 Charleston Road in Mountain View, California; the other is located at 2000 South Colorado Boulevard, Suite 1000, in Denver, Colorado.

                 WE WILL NOT ACCEPT CASH INVESTMENTS OR THIRD-PARTY CHECKS. We will, however, accept properly endorsed second-party checks made payable to the investor(s) to whose account the investment should be credited.

                 We will also accept checks drawn on foreign banks or foreign branches of domestic banks and checks that are not drawn in U.S. dollars (U.S. $100 minimum). The cost of collecting payment on such checks will be passed on to the investor. These costs may be substantial, and settlement may involve considerable delays.

                 Investors will be charged $5 for every investment check returned unpaid.

================================================================================
METHOD           INSTRUCTIONS
--------------------------------------------------------------------------------
BY BANK WIRE     Minimum initial investment: $25,000
                 Minimum additional investment: $100

                 If you wish to open an account by bank wire, please call our Investor Services Department for more information and an account number. Bank wire investments should be addressed as follows:

                 State Street Bank and Trust Company
                 Boston, Massachusetts
                 ABA Routing Number 011000028
                 Beneficiary = Benham Equity Funds: Benham Global Gold Fund AC - 0505 917 5
                 FBO [Your Name, Your Benham Fund Account Number]

--------------------------------------------------------------------------------
BY EXCHANGE      Minimum initial investment: $1,000
                 Minimum additional investment: $100

                 You may exchange your shares for shares of any other Benham fund registered for sale in your state if you have received the fund's prospectus. Exchanges may be made by telephone (for identically registered accounts only), by written request, or in person. Certain restrictions apply; please see page 20 for details. You may open a new account by telephone exchange, provided that you meet the minimum initial investment requirement.

--------------------------------------------------------------------------------
AUTOMATIC        Minimum: $25
INVESTMENT
SERVICES         These services are offered with respect to additional
                 investments only. See details on page 21.

PROCESSING YOUR PURCHASE


Shares will be purchased at the next NAV calculated after your investment is received and accepted by The Benham Group or an authorized subtransfer agent. An investment received and accepted before the close of business of the Exchange, normally 1:00 p.m. Pacific Time, will be included in your account balance the same day. If the investment is received after the close of business of the Exchange, usually 1:00 p.m. Pacific Time, it will be credited to your account the following business day. The Fund reserves the right to refuse any investment.


TELEPHONE TRANSACTIONS


Shareholders may order certain transactions (e.g., exchanges, wires, some types of redemptions) by telephone. This privilege is granted to Benham fund shareholders automatically; you need not specifically request this service, and you may not specifically decline it. ONCE YOUR TELEPHONE ORDER HAS BEEN PLACED, IT MAY NOT BE MODIFIED OR CANCELLED.


The Benham Group will not be liable for losses resulting from unauthorized or fraudulent instructions if it follows procedures designed to verify the caller's identity. BMC will request personal identification, record telephone calls, and send confirmation statements for every telephone transaction to the shareholder's record address. The Fund reserves the right to refuse or terminate telephone transactions at any time.

CONFIRMATION AND QUARTERLY STATEMENTS


All transactions are summarized on quarterly account statements. In addition, for every transaction that you request, a confirmation statement will be mailed to your record address. Please review these statements carefully. If you believe we have processed the transaction you requested incorrectly, please notify us as soon as possible. If you fail to notify us of an error with reasonable promptness, i.e., within 30 days of the date of your confirmation statement, we will deem you to have ratified the transaction.

-------------------
[information in left margin of page]
The free exchange privilege is a convenient way to buy shares in other Benham funds if your investment goals change.

Benham Open Orders allow investors to utilize a "buy low, sell high" investment strategy.
-------------------


ACCOUNT SERVICES


EXCHANGE PRIVILEGE


You may exchange your shares for shares of equivalent value in any other Benham fund registered for sale in your state. An exchange request will be processed the same day if it is received before the funds' NAVs are calculated which is one hour prior to the close of the Exchange, usually 12:00 p.m. Pacific Time for Benham Target Maturities Trust; and at the close of the Exchange, usually 1:00 p.m. Pacific Time for all other Benham funds.


The Benham Group discourages trading in response to short-term market fluctuations. Such activity may interfere with BMC's ability to invest the funds' assets in accordance with their respective investment objectives and policies and may be disadvantageous to other shareholders. More than six exchanges per calendar year out of a variable-price fund may be deemed an abuse of the exchange privilege. For purposes of determining the number of exchanges made, accounts under common ownership or control will be aggregated.

Each Benham fund reserves the right to modify or revoke the exchange privilege of any shareholder or to limit or reject any exchange. Although each fund will attempt to give shareholders prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time.

OPEN ORDER SERVICE


The Benham Group's Open Order Service allows you to designate a price at which to buy or sell shares of a variable-price fund by exchange from a money market fund. To place a "buy" order, you designate a purchase price that is equal to or lower than the current NAV. To place a "sell" order, designate a sales price that is equal to or higher than the current NAV. If the designated price is met within 90 calendar days, we will automatically execute your order. If you are buying shares of a variable-price fund, we will exchange money from your money market account to purchase them. If you are selling shares of a variable-price fund, we will transfer the proceeds of that sale to your money market account. If you do not have a money market account, we will open one for you when we execute your Open Order.

If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so that the distribution does not inadvertently trigger an Open Order transaction on your behalf. If you close or reregister the account from which shares are to be redeemed, your Open Order will be cancelled. All orders and cancellation of orders received by one hour prior to the close of the Exchange, usually 12:00 p.m. Pacific Time, will be considered to be effective the same day. All orders and cancellation of orders not received one hour prior to the close of the Exchange, usually 12:00 p.m. Pacific Time, will be considered effective the following business day.


AUTOMATIC INVESTMENT SERVICES (AIS)

TREASURY DIRECT allows you to deposit interest and principal payments from Treasury securities directly into a Benham fund account.

PAYROLL DIRECT allows you to deposit any amount of your paycheck directly into a Benham fund account.

GOVERNMENT DIRECT allows you to deposit your entire U.S. government payment directly into a Benham fund account.


BANK DIRECT allows you to deposit a fixed amount from your bank account directly into a Benham fund account on the 1st and/or 15th of each month (or the next business day).


DIRECTED DIVIDENDS allow you to invest all or part of your dividend earnings from one Benham fund account in one or more other Benham fund accounts. You may choose to receive a portion of your dividends in cash and to invest the remainder in other Benham fund accounts.


SYSTEMATIC EXCHANGES allow you to exchange from one Benham fund account to another Benham fund account on the 1st and/or the 15th of each month (or the next business day).

For more information about any of these services, please call our Investor Services Department at 1-800-321-8321 or 1-415-965-4222.


-------------------
[information in right margin of page]
Automatic Investment Services enable you to benefit from a dollar-cost averaging investment strategy.
-------------------

-------------------
[information in left margin of page]
You may redeem shares without charge.
-------------------

BROKER-DEALER TRANSACTIONS


The Benham Group charges no sales commissions, or "loads," of any kind. However, investors may purchase and sell shares through registered broker-dealers and other qualified institutions, who may charge fees for their services.

The Benham Group will accept orders for the purchase of shares from such institutions who agree in writing to pay in full for such shares in immediately available funds no later than 1:00 p.m. Pacific Time the following business day.


TDD SERVICE FOR THE HEARING IMPAIRED

TDD users may contact The Benham Group at 1-800-624-6338 or 1-415-965-4764. California residents may wish to contact us through the California Relay Service
(CRS) at 1-800-735-2929.

Your transaction requests via CRS will be handled on a recorded line. The Benham Group cannot accept responsibility for instructions miscommunicated by CRS.

EMERGENCY SERVICES

The Benham Group has established an alternate operations site from which we can access customer accounts and the mainframe computers used by the Benham funds in the event of an emergency. Telephone lines and terminals are currently in place. If our regular service is interrupted, the following numbers will automatically connect you to this site.

From within the U.S., including Alaska and Hawaii, call 1-800-321-8321.

From all foreign countries, call collect, 1-303-759-9337 or 1-510-820-1409. The operator will request your Benham fund account number before accepting the call.


HOW TO REDEEM YOUR INVESTMENT


When you place an order to redeem shares, your shares will be redeemed at the next NAV calculated after The Benham Group or an authorized subtransfer agent has received and accepted your redemption request in good order. The Fund's NAV is usually calculated at the close of business of the Exchange, usually 1:00 p.m. Pacific Time. See page 15 for details.

Barring extraordinary circumstances prescribed by law, redemption proceeds are mailed within seven calendar days. However, The Benham Group reserves the right to withhold the proceeds until the investment has matured (i.e., your payment has cleared); see maturity periods below.

--------------------------------------------------------------------------------
                                       DRAWN FROM A           MATURITY PERIOD
   TYPE OF INVESTMENT                CALIFORNIA BANK?       (IN BUSINESS DAYS)
--------------------------------------------------------------------------------
   Checks, cashiers checks,
   and bank money orders                    Yes                   5 days
--------------------------------------------------------------------------------
   Same as above                            No                    8 days
--------------------------------------------------------------------------------
   U.S. Treasury checks,
   Traveler's checks,
   U.S. Postal money orders,
   Benham checks, bank wires,
   and AIS Deposits*                        N/A                    1 day

   *Does not include bank direct deposits, which take 8 business days to mature.
--------------------------------------------------------------------------------

If you hold shares in certificate form, redemption requests must be accompanied by properly endorsed certificates.

If you want to keep your account open, please maintain a balance of shares worth at least $1,000. If your account balance falls to less than $1,000 due to redemption, your account may be closed, but not without at least 30 days' notice and an opportunity to increase your account balance to the $1,000 minimum. Your shares will be redeemed at the NAV calculated on the day your account is closed. Proceeds will be mailed to the record address.


This policy also applies to Benham's Individual Retirement Accounts (IRAs), excluding SEP-IRAs, except that shareholders will receive at least 120 days' written notice and an opportunity to increase their account balance before their accounts are closed. Investors wishing to open a Benham-Sponsored Retirement Plan account, see pages 26 and 27 for details.

UNCASHED CHECKS. We may reinvest at the Fund's then-current NAV any distribution or redemption checks that remain uncashed for six months. Until we receive instructions to the contrary, subsequent distributions will be reinvested in the original account. Uncashed redemption checks may be reinvested in an identically registered account if the original account is closed.

HOW TO REDEEM SHARES (Retirement investors, see pages 26 and 27).

================================================================================
METHOD            INSTRUCTIONS
--------------------------------------------------------------------------------

BY TELEPHONE      The Benham Group will accept telephone redemption
                  requests for any amount if the proceeds are to be sent to your predesignated bank account. Redemptions of $25,000 or less payable to the registered account owner(s) may also be ordered by telephone. All other redemption requests must be made in writing. ONCE YOUR TELEPHONE ORDER HAS BEEN PLACED, IT MAY NOT
                  BE MODIFIED OR CANCELLED.

--------------------------------------------------------------------------------
IN WRITING        Send a letter of instruction to


                  The Benham Group
                  Investor Services Department
                  1665 Charleston Road
                  Mountain View, California 94043

                  Your letter of instruction should specify
                  *  Your name
                  *  Your account number
                  *  The name of the Fund from which you wish to redeem shares
                  *  The dollar amount or number of shares you wish to redeem

                  For your protection, written redemption requests must be accompanied by SIGNATURE GUARANTEES under the following circumstances
                  * Redemption proceeds go to a party other than the registered account owner(s)
                  * Redemption proceeds go to an account other than your predesignated bank account
                  * Redemption proceeds go to the registered account owner(s), but the amount exceeds $25,000

                  If you have instructed The Benham Group to require more than one signature on written redemption requests, each of the required number of signers must have his or her signature guaranteed on these redemption requests.

================================================================================
METHOD            INSTRUCTIONS
--------------------------------------------------------------------------------
IN WRITING        Signature guarantees may be provided by banks, savings
(continued)       and loan associations, savings banks, credit unions, stock brokerage firms, or a Benham Investor Center. Shareholders must appear in person with identification to obtain a signature guarantee. Notary public certifications are not accepted in lieu of signature guarantees.

                  BFS may require written consent of all account owners prior to acting on the written instructions of any account owner.

--------------------------------------------------------------------------------
BY BANK WIRE      If you included bank wire information on your account
                  application or made subsequent arrangements to accommodate bank wire redemptions, you may wire funds to your bank by calling 1-800-321-8321 or 1-415-965-4222. The minimum amount for a bank wire redemption is $1,000. Allow at least two business days for redemption proceeds to be credited to your bank account.

--------------------------------------------------------------------------------
BY EXCHANGE       See details on page 20.

--------------------------------------------------------------------------------
AUTOMATIC         DIRECTED PAYMENTS. You may arrange for periodic redemptions
REDEMPTION        from your Benham fund account to your bank account or to
SERVICES          another designated payee.

                  SYSTEMATIC EXCHANGES. You may arrange for periodic exchange redemptions from one Benham fund account to another Benham fund account.

ABOUT BENHAM-SPONSORED RETIREMENT PLANS


Retirement plans offer investors a number of benefits, including the chance to reduce current taxable income and to take advantage of tax-deferred compounding. Retirement plan accounts require a special application; please let our Investor Services Department know if you want to establish this type of account. We suggest that you consult your tax advisor before establishing a retirement plan account. The minimum account balance for all Benham Individual Retirement Accounts (IRAs), excluding SEP-IRAs, is $1,000. If your balance falls below the $1,000 per fund account


================================================================================
PLAN TYPE         AVAILABLE TO              MAXIMUM ANNUAL CONTRIBUTION
                                            PER PARTICIPANT
--------------------------------------------------------------------------------

Contributory      An employed indi-         $2,000 or 100% of compensation
IRA               vidual under age 70 1/2.  (whichever is less).


--------------------------------------------------------------------------------

Spousal IRA       A nonworking spouse       $2,250 (can be split between
                  (under age 70 1/2) of a   Spousal and Contributory IRAs,
                  wage earner.              provided that no IRA receives
                                            more than a total of $2,000).
--------------------------------------------------------------------------------

Rollover IRA      An individual with a      None, as long as total amount is
                  distribution from an      eligible.
                  employer's retirement
                  plan or a rollover IRA.
--------------------------------------------------------------------------------

SEP-IRA           A self-employed indi-     $22,500 or 15% of compensation
                  vidual or a business.     (whichever is less).*


--------------------------------------------------------------------------------

Money             Same as for SEP-IRA.      $30,000 or 25% of compensation
Purchase Plan                               (whichever is less). Annual
(Keogh)                                     contribution is mandatory.*
--------------------------------------------------------------------------------

Profit            Same as for SEP-IRA.      $22,500 or 15% of compensation
Sharing Plan                                (whichever is less). Annual
(Keogh)                                     contribution is optional.*
--------------------------------------------------------------------------------

* Self-employed individuals should consult IRS Publication 560 for their annual contribution limits.

minimum, your account may be closed (see page 23 for details). This distribution may result in a taxable event and a possible penalty for early withdrawal. The minimum fund account balance for all other Benham-Sponsored Retirement Plan accounts is $100. Benham charges no fees for its IRAs but does charge low maintenance fees for its Keoghs.


YOU MUST COMPLETE SPECIFIC FORMS TO TAKE DISTRIBUTIONS (I.E., REDEEM SHARES) FROM A BENHAM-SPONSORED RETIREMENT PLAN ACCOUNT. PLEASE CALL OUR INVESTOR SERVICES DEPARTMENT AT 1-800-321-8321 FOR ASSISTANCE.

================================================================================
DEADLINE  FOR
OPENING ACCOUNT                             CONTRIBUTION DEADLINES
--------------------------------------------------------------------------------


You may open an account anytime,            Annual contributions can be made
but the deadline for establishing           from January 1 through April 15 of
and funding an IRA for the prior            the following tax year up to the
tax year is April 15.                       year you turn age 70 1/2.
--------------------------------------------------------------------------------

Same as for Contributory IRA.               Same as for Contributory IRA.



--------------------------------------------------------------------------------

You may open a Rollover IRA                 Eligible rollover contributions must
anytime.                                    be made within 60 days of receiv-
                                            ing your distribution. There is no
                                            age limit on rollover contributions.

--------------------------------------------------------------------------------

You may open an account anytime,            Must be made by employer's tax
but the deadline for establishing and       filing deadline (including
funding an account for the prior tax        extensions).
year is the employer's tax deadline
(including extensions).
--------------------------------------------------------------------------------

The end of the employer's plan              Same as for SEP-IRA.
year, usually December 31.

--------------------------------------------------------------------------------

The end of the employer's plan              Same as for SEP-IRA.
year, usually December 31.

--------------------------------------------------------------------------------

For all Benham-Sponsored Retirement Plans, you may begin taking distributions at age 59 1/2. You must begin to take required distributions by April 1 of the year after you turn age 70 1/2. You may take distributions from your IRA or SEP-IRA before you reach age 59 1/2; however, a penalty may apply.

-------------------
[information in left margin of page]
Each January, you will be informed of the tax status of dividends and capital gain distributions for the previous year.
-------------------

DISTRIBUTIONS AND TAXES


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends, if any, will be declared semiannually in June and December. Long-term capital gain distributions, if any, will be declared once a year, typically in December.


DISTRIBUTION OPTIONS. You may choose to receive dividends and capital gain distributions in cash or to reinvest them in additional shares. (See Directed Dividends on page 21 for further information.) Please indicate your choice on your account application or contact our Investor Services Department. See page 23 for a description of our policy regarding uncashed distribution checks.


TAXES


The Fund intends to qualify annually and elect to be treated as a regulated investment company under the Code, by distributing all or substantially all of its net investment income and net realized capital gains to shareholders each year.


The Fund's dividends and capital gain distributions are subject to federal income tax and applicable state or local taxes whether they are received in cash or reinvested in additional shares. Distributions are generally taxable in the year they are declared.

Dividends from net investment income (including net short-term capital gains, if any) are taxable as ordinary income. Distributions from net long-term capital gains (minus net short-term capital losses) designated by the Fund as capital gain dividends are taxable as long-term capital gains, regardless of how long you have held your shares.



A portion of the Fund's dividends may qualify for the dividends-received deduction available to corporations. The Fund will send you a tax statement (Form 1099) by January 31 showing the tax status of distributions you received in the previous year and will file a copy with the IRS.

You may realize a taxable gain or loss when you redeem (sell) or exchange shares of the Fund. For most types of accounts, the proceeds from your redemption transactions will be reported to you and the IRS annually.

However, because the tax treatment depends on your purchase price and personal tax position, you should keep your regular account statements to use in determining your taxes.

RETURN OF CAPITAL. If, during a given year, the Fund pays dividends that exceed the income earned on investments, a portion of your dividends may be reclassified as a "return of capital." This reclassification of dividends paid has at least two tax implications for shareholders:

(1) The amount of taxable dividends (as reported on your 1099-DIV from the Fund) will be less than the amount of dividends you actually received during the tax year.

(2) The return of capital reduces your cost basis in the shares you own, so that when you redeem shares (and calculate your gain or loss), you must reduce your investment cost by the amount of dividends that were reclassified as a return of capital. For example, if you invest $10,000 in the Fund, and $100 worth of dividends are reclassified as a return of capital, you must adjust your cost from $10,000 to $9,900 to determine the amount of gain or loss on your investment.


BUYING A DIVIDEND. The timing of your investment could have undesirable tax consequences. If you open a new account or buy more shares for your current account just before the day a dividend or distribution is reflected in your Fund`s share price, you will receive a portion of your investment back as a taxable dividend or distribution.


FOREIGN TAX WITHHOLDING. The income the Fund receives from foreign stocks may be subject to withholding taxes. If more than 50% of the Fund's total assets at the end of any tax year consist of certain foreign securities, the Fund will treat any foreign taxes it pays as taxes paid directly by shareholders. Under such circumstances, a shareholder would be required to include as "income" his or her proportionate share of foreign taxes paid by the Fund and might be able to claim either a credit or a deduction for this amount. You will receive notice from the Fund each year indicating (i) whether it made the election and (ii) the amount of foreign taxes, if any, that will be treated as though they were paid by you. You may wish to consult the Statement of Additional Information and your tax advisor for more information regarding the tax consequences of an investment in the Fund.


BACKUP WITHHOLDING. The Fund is required by law to withhold 31% of reportable dividends and capital gain distributions or redemptions payable to shareholders who have not complied with IRS regulations. These regulations require you to certify on your account application or on IRS Form W-9 that your social security or taxpayer identification number ("TIN") is correct and that you are not subject to backup withholding from previous underreporting to the IRS, or that you are exempt from backup withholding.


The Benham Group may refuse to sell shares to investors who have not complied with the certification requirement, either before or at the time of purchase. Until we receive your certified TIN, we may redeem your Fund shares at any time.

MANAGEMENT INFORMATION

ABOUT BENHAM EQUITY FUNDS

Benham Equity Funds (BEF) is a registered open-end management investment company that was organized as a California corporation on December 31, 1987. BEF currently consists of five series.


A board of directors oversees the Fund's activities and is responsible for protecting shareholders' interests. The majority of the directors are not otherwise affiliated with BMC. BEF is neither required nor expected to hold annual meetings, although special meetings may be called for purposes such as electing or removing directors or amending a series' advisory agreement or investment policies. The number of votes you are entitled to is based upon the dollar value of your investment. Each series votes separately on matters that pertain to it exclusively. Under California corporate law, BEF shareholders have the right to cumulate votes in the election (or removal) of directors.

THE BENHAM GROUP

BMC is investment advisor to the funds in The Benham Group, which currently constitute more than $12 billion in assets. BMC, incorporated in California in 1971, became a wholly owned subsidiary of Twentieth Century Companies, Inc.
(TCC), a Delaware corporation, on June 1, 1995, upon the merger of Benham Management International, Inc., BMC's former parent, into TCC. TCC is a holding company that owns the operating companies that provide the investment management, transfer agency, shareholder service, and other services for the Twentieth Century family of funds, which now includes the Benham Group. The combined company offers 62 mutual funds and as of February 8, 1996, has combined assets under management in excess of $48 billion.

BMC supervises and manages the investment portfolios of The Benham Group and directs the purchase and sale of its investment securities. BMC utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the portfolios. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the funds' portfolios deemed appropriate in pursuit of the funds' investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds as necessary between team meetings.

The portfolio manager member of the team managing the funds described in the prospectus and his work experience for the last five years is as follows:

WILLIAM MARTIN, Portfolio Manager, has been primarily responsible for the day-to-day operation of the Fund since May, 1992. Mr. Martin joined BMC in 1987 and has also managed the Benham Global Natural Resources Index Fund since its inception in September, 1994. Mr. Martin received his Charter Financial Analyst designation in 1991.

-------------------
[information in right margin of page]
The Benham Group serves more than 475,000 investors.
-------------------

-------------------
[information in left margin of page]
Benham Management Corporation provides investment advice and portfolio management services to the Fund.
-------------------


BMC has adopted a Code of Ethics, which restricts personal investing practices. Among other provisions, the Code requires that employees with access to information about the purchase and sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to portfolio managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.


ADVISORY AND SERVICE FEES


For investment advice and portfolio management services, the Fund pays BMC a monthly investment advisory fee equal to its pro rata share of the dollar amount derived from applying BEF's average daily net assets to an investment advisory fee schedule.

The investment advisory fee cannot exceed .50% of average daily net assets, and it drops to a marginal rate of .19% of average daily net assets as BEF's assets increase.

Investment advisory fees paid by the Fund to BMC for the fiscal year ended December 31, 1995, were equal to .31% of the Fund's average daily net assets, or $3.10 per $1,000 of average daily net assets.

To avoid duplicative investment advisory fees, the Fund does not pay BMC investment advisory fees with respect to assets invested in shares of any Benham money market fund.


BFS, a wholly owned subsidiary of TCC, is BEF's agent for transfer and administrative services. For administrative services, the Fund pays BFS a monthly fee equal to its pro rata share of the dollar amount derived from applying the average daily net assets of all of the funds in The Benham Group to an administrative fee schedule. The administrative fee rate ranges from .11% to .08% of average daily net assets, dropping as Benham Group assets increase. For transfer agent services, the Fund pays BFS a monthly fee for each shareholder account maintained and for each shareholder transaction executed during that month.

The Fund pays certain operating expenses directly, including but not limited to: custodian, audit, and legal fees; fees of the independent directors; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, and reports to shareholders; insurance expenses; and costs of registering shares for sale under federal and state securities laws. See the Statement of Additional Information for a more detailed discussion of independent director compensation.

EXPENSE LIMITATION AGREEMENT

A contractual expense limitation agreement between BMC and the Fund is described on page 3.


The Fund's total operating expenses for the fiscal year ended December 31, 1995, were equal to .61% of the Fund's average daily net assets, or $6.10 per $1,000 of average daily net assets.


DISTRIBUTION OF SHARES

Benham Distributors, Inc. (BDI) and BMC distribute and market Benham products and services. BMC pays all expenses for promoting sales of and distributing the Fund's shares. The Fund does not pay commissions to, or receive compensation from, broker-dealers.


BDI is a wholly owned subsidiary of TCC.


-------------------
[information in right margin of page]
Benham Financial Services, Inc. provides administrative and transfer agent services to the Fund.
-------------------

INVESTMENT ADVISOR

BENHAM MANAGEMENT CORPORATION
1665 Charleston Road
Mountain View, California 94043

DISTRIBUTOR

BENHAM DISTRIBUTORS, INC.
1665 Charleston Road
Mountain View, California 94043

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, Massachusetts 02101

TRANSFER AGENT

BENHAM FINANCIAL SERVICES, INC.
1665 Charleston Road
Mountain View, California 94043


INDEPENDENT AUDITORS


KPMG PEAT MARWICK LLP
3 Embarcadero Center
San Francisco, California 94111



DIRECTORS


James M. Benham
Albert A. Eisenstat
Ronald J. Gilson
Myron S. Scholes
Kenneth E. Scott
Ezra Solomon
Isaac Stein
James E. Stowers III
Jeanne D. Wohlers

The Benham Group of Investment Companies


Capital Preservation Fund
Capital Preservation Fund II
Benham Government Agency Fund
Benham Prime Money Market Fund
Benham Short-Term Treasury and Agency Fund
Benham Treasury Note Fund
Benham Long-Term Treasury and Agency Fund
Benham Adjustable Rate Government Securities Fund
Benham GNMA Income Fund
Benham Target Maturities Trust
Benham California Tax-Free and Municipal Funds*
Benham National Tax-Free Money Market Fund
Benham National Tax-Free Intermediate-Term Fund
Benham National Tax-Free Long-Term Fund
Benham Florida Municipal Money Market Fund**
Benham Florida Municipal Intermediate-Term Fund**
Benham Arizona Municipal Intermediate-Term Fund***
Benham Global Gold Fund
Benham Income & Growth Fund
Benham Equity Growth Fund
Benham Utilities Income Fund
Benham Global Natural Resources Index Fund
Benham European Government Bond Fund
Benham Capital Manager Fund


* Available only to residents of California, Arizona, Colorado, Hawaii, Nevada, New Mexico, Oregon, Texas, Utah, and Washington.

** Available only to residents of Florida, California, Georgia, Illinois, Michigan, New Jersey, New York, and Pennsylvania.

*** Available  only to  residents  of  Arizona,  California,  Colorado,  Nevada,
    Oregon, Washington, and Texas.

                  CONTENTS

                  Summary of Fund Expenses ..............    3
                  Financial Highlights ..................    4
                  How The Fund Works ....................    6
                     Investment Objective ...............    6
                     Core Investment Strategies .........    6
                  Risk Factors and Investment Techniques     8
                  Portfolio Transactions ................   14
                  Performance ...........................   14
                  Share Price ...........................   15
                  How to Invest .........................   16
                  Account Services ......................   20
                     Exchange Privilege .................   20
                     Open Order Service .................   20
                     Automatic Investment Services ......   21
                     Broker-Dealer Transactions .........   22
                     TDD Service ........................   22
                     Emergency Services .................   22
                  How to Redeem Your Investment .........   22
                  About Benham-Sponsored Retirement Plans   26
                  Distributions and Taxes ...............   28
                  Management Information ................   30
                     About Benham Equity Funds ..........   30
                     The Benham Group ...................   31
                     Advisory and Service Fees ..........   32
                     Expense Limitation Agreement .......   33
                     Distribution of Shares .............   33

                             BENHAM GLOBAL GOLD FUND

                         A SERIES OF BENHAM EQUITY FUNDS

                               THE BENHAM GROUP(R)
                              1665 Charleston Road
                             Mountain View, CA 94043



               Investor Services: 1-800-321-8321 or 1-415-965-4222


               Fund Information: 1-800-331-8331 or 1-415-965-4274


                       STATEMENT OF ADDITIONAL INFORMATION


                                FEBRUARY 26, 1996

This Statement is not a prospectus but should be read in conjunction with the Fund's current Prospectus dated February 26, 1996. The Fund's Annual Report for the fiscal year ended December 31, 1995, is incorporated herein by reference. To obtain a copy of the Prospectus or Annual Report, call or write The Benham Group.


                                TABLE OF CONTENTS

                                                              Page
                                                              ----

              Investment Policies and Techniques ...........    2
              Special Considerations as a Result of
              the Fund`s Investment Policies ...............    9
              Investment Restrictions ......................   10
              Portfolio Transactions .......................   12
              Valuation of Portfolio Securities ............   13
              Performance ..................................   13
              Taxes ........................................   15
              About Benham Equity Funds ....................   16
              Directors and Officers .......................   17
              Investment Advisory Services .................   19
              Administrative and Transfer Agent Services ...   20
              Direct Fund Expenses .........................   21
              Expense Limitation Agreement .................   22
              Additional Purchase and Redemption Information   22
              Other Information ............................   23

INVESTMENT POLICIES AND TECHNIQUES

The following paragraphs provide a more detailed description of the securities and investment practices identified in the Prospectus. Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the board of directors.

U.S. GOVERNMENT SECURITIES


The Fund may invest in U.S. government securities, including bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are backed by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.


WHEN-ISSUED AND FORWARD-COMMITMENT AGREEMENTS

The Fund may engage in securities transactions on a when-issued or forward-commitment basis, in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward-commitment basis, the Fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. While the Fund will make commitments to purchase or sell securities on a when-issued or forward-commitment basis with the intention of actually receiving or delivering them, it may, nevertheless, sell the securities before the settlement date if it is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward-commitment basis, the Fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents, or high-quality securities in an amount sufficient to meet the purchase price. When the time comes to pay for when-issued securities, the Fund will meet its obligations with available cash, through the sale of securities or, although it would not normally expect to do so, through sales of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Selling securities to meet when-issued or forward-commitment obligations may generate capital gains or losses.


As an operating policy, the Fund will not commit more than 35% of its assets to when-issued or forward-commitment agreements. If fluctuations in the value of securities held cause more than 35% of the Fund's assets to be committed under when-issued or forward-commitment agreements, Benham Management Corporation ("BMC") need not sell such commitments, but it will be restricted from entering into further agreements on behalf of the Fund until the percentage of assets committed to such agreements is reduced to 35%. In addition, as an operating policy, the Fund will not enter into when-issued or forward-commitment transactions with settlement dates exceeding 120 days.

CONVERTIBLE SECURITIES

The Fund may buy securities that are convertible into common stock. The following is a brief description of the various types of convertible securities the Fund may buy.

Convertible bonds are issued with lower coupons than nonconvertible bonds of the same quality and maturity, but they give holders the option to exchange their bonds for a specific number of shares of the company's common stock at a predetermined price. This structure allows the convertible bond holder to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common shares becomes more valuable.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed-income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

Warrants entitle the holder to buy the issuer's stock at a specific price for a specific period of time. The price of a warrant tends to be more volatile than, and does not always track, the price of the underlying stock. Warrants are issued with expiration dates. Once a warrant expires, it has no value in the market.

REPURCHASE AGREEMENTS


In a repurchase agreement (a "repo"), the Fund buys a security at one price and simultaneously agrees to sell it back to the seller at an agreed upon price on a specified date (usually within seven days from the date of purchase) or on demand. The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon rate of return and that is unrelated to the interest rate on the underlying security.


The advisor attempts to minimize the risks associated with repurchase agreements by adhering to the following criteria:

(1) Limiting the securities acquired and held by the Fund under repurchase agreements to U.S. government securities;

(2) Entering into repurchase agreements only with primary dealers in U.S. government securities (including bank affiliates) who are deemed to be creditworthy under guidelines established by a nationally recognized statistical rating organization and approved by the Fund's board of directors;

(3) Monitoring the creditworthiness of all firms involved in repurchase agreement transactions;

(4) Requiring the seller to establish and maintain collateral equal to 102% of the agreed-upon resale price, provided, however, that the board of directors may determine that a broker-dealer's credit standing is sufficient to allow collateral to fall to as low as 101% of the agreed-upon resale price before the broker-dealer deposits additional securities with the Fund's custodian or sub-custodian;

(5) Investing no more than 5% of the Fund's total assets in repurchase agreements that mature in more than seven days; and

(6) Taking delivery of securities subject to repurchase agreement and holding them in a segregated account at the Fund's custodian bank.


The Fund has received permission from the Securities and Exchange Commission
(SEC) to participate in pooled repurchase agreements collateralized by U.S. government securities with other mutual funds advised by BMC, the Fund's investment advisor. Pooled repos are expected to increase the income the Fund can earn from repo transactions without increasing the risks associated with these transactions.


FOREIGN SECURITIES

Although the Fund may buy securities of foreign issuers in foreign markets, most of its foreign securities investments are made by purchasing American Depositary Receipts ("ADR"s), "ordinary shares," or "New York shares" in the U.S. For example, several companies represented in the Benham North American Gold Equities Index are based in Canada, although their shares trade in U.S. dollars on U.S. exchanges.

ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer. They are issued by U.S. banks and traded on exchanges or over the counter in the U.S. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the U.S. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Fund from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies and of dividends from such securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be very volatile.

Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less governmental supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad carries political and economic risks distinct from those associated with investing in the U.S. Foreign investments may be affected by actions of foreign governments that are adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment, or restrictions on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.


The Fund may purchase or sell forward foreign currency exchange contracts. While these contracts are not presently regulated by the Commodity Futures Trading Commission (CFTC), the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts in the manner set forth in the Prospectus may be restricted. Forward contracts will reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of foreign currency contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of, or rates of return on, the Fund's foreign currency denominated portfolio securities and the use of such techniques will subject the Fund to certain risks.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the Fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Fund's ability to use such contracts to hedge or cross-hedge its assets. Also, with regard to the Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time, poor correlation may exist between movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.


BMC uses forward contracts for currency hedging purposes only and not for speculative purposes. The Fund is not required to enter into forward contracts with regard to its foreign holdings and will not do so unless doing so is deemed appropriate by the advisor.

The Fund's assets are valued daily in U.S. dollars, although foreign currency holdings are not physically converted into U.S. dollars on a daily basis.

INTEREST RATE SWAPS

Swap transactions contemplated by BMC typically would involve entering into a contract with a broker-dealer to receive the total returns of a specific Index security or basket of Index securities (minus a fee) in exchange for periodic payments based on a money market interest rate index such as the London Interbank Offered Rate (LIBOR).

The net amount of the excess, if any, of one party's obligations over its entitlements with respect to the interest rate swap agreement would be accrued on a daily basis, and an equal amount of cash, cash equivalents, or high-grade liquid debt securities would be maintained in a segregated account by the Fund's custodian.

The Fund would not enter into an interest rate swap transaction unless: (1) the unsecured senior debt or claims-paying ability of the other party was rated in the top two rating categories by at least two rating agencies at the time the transaction was entered into, (2) unless it was so rated by one such rating agency if unrated by the other two, or (3) if unrated by all three, it was considered by the advisor to be of comparable quality.

If the other party to a swap transaction defaulted, the Fund would have certain contractual remedies under the agreement but would nonetheless bear a risk of loss of unrealized income (not principal) in the event of default or bankruptcy of the broker-dealer.

Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swap market is relatively new and largely unregulated. It is possible that developments in the swap market, including government regulation, could adversely affect the Fund's ability to terminate existing agreements or to realize amounts to be received under such agreements. BMC believes that the swap market is relatively liquid. However, as long as the SEC staff considers swap agreements to be illiquid, the Fund intends to treat them as such for purposes of its investment restrictions.

In the event that the unsecured senior debt or claims-paying ability of the other party to an interest rate swap transaction ceased to be rated or was downgraded by a rating agency, BMC would, although it would not be required to, sell or exchange such instrument within a reasonable time thereafter, taking into consideration such factors as price, credit risk, market conditions, interest rates, and other hedging strategies available to the Fund.

GOLD FUTURES CONTRACTS

The Fund may enter into contracts for the future delivery of gold. A gold futures contract is an agreement between two parties to buy and sell gold bullion on a future date at a specified price. The purchaser of a gold futures contract is bound by the terms of the contract to pay a fixed price for gold to be delivered on a fixed date in the future. The seller of a gold futures contract is obligated to deliver gold on a fixed date in the future in exchange for a fixed price. Contracts of this type involve daily settlement, in cash, of the gain or loss on the underlying gold. Although futures contracts, by their terms, require actual delivery and acceptance of the underlying metal, in most cases the contracts are closed out before the settlement date.


Gold futures contracts are standardized obligations traded on major commodities exchanges. In the United States, gold futures contracts trade on the Commodity Exchange, Inc. in New York, the Chicago Board of Trade, and the Mid-America Commodity Exchange in Chicago. Gold futures contracts traded on U.S.commodity exchanges are subject to regulation by the applicable exchange and by the CFTC The CFTC's mandate is to prevent price manipulation and excessive speculation and to promote orderly and effective commodity futures markets. CFTC regulations may include trading, price, and position limits as well as margin requirements.


When the Fund purchases or sells a futures contract, it deposits an initial margin with its custodian equal to a percentage of the contract's value. If the value of either party's position changes, that party is required to make maintenance margin payments to settle the change in value on a daily basis. The Fund makes a payment if its futures position becomes less valuable, and it receives a payment if its futures position becomes more valuable.

Positions in gold futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such contracts. Although the Fund intends to purchase contracts only on national exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time.

Because it is possible to enter into a gold futures contract by making an initial payment of as little as 5% of the value of the underlying gold, these contracts can involve a high degree of risk. A small decline in the price of the underlying gold could result in the loss of most or all of the cash invested.

Pursuant to a 1988 undertaking with the State of California, the Fund's combined margin deposits on gold futures contracts may not exceed 5% of the Fund's net assets. The extent to which the Fund enters into gold futures contracts (and forward foreign currency transactions) may also be limited by the fact that the Fund intends to meet Internal Revenue Service requirements for qualification as a regulated investment company, including requirements regarding diversification of assets and qualifying income. To assure that the Fund's investments in gold futures contracts do not involve leveraging, cash or cash equivalents equal to the underlying commodity value (at the time a contract is executed) of any gold futures contract purchased by the Fund (less related margin deposits) will be deposited in a segregated account with the Fund's custodian.

SECURITIES LENDING


The Fund may lend its portfolio securities to earn additional income. If a borrower defaulted on a securities loan, the Fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased in the meantime, the Fund could suffer a loss.

To minimize the risk of default on securities loans, BMC adheres to the following guidelines prescribed by the board of directors:

(1) TYPE AND AMOUNT OF COLLATERAL. At the time a loan is made, the Fund must receive, from or on behalf of the borrower, collateral consisting of any combination of cash and full faith and credit U.S. government securities equal to not less than 102% of the market value of the securities loaned. Cash collateral received by the Fund in connection with loans of portfolio securities may be commingled by the Fund's custodian with other cash and marketable securities, provided that the loan agreement expressly allows such commingling. The loan must not reduce the risk of loss or opportunity for gain in the securities loaned.

(2) ADDITIONS TO COLLATERAL. Collateral must be marked to market daily, and the borrower must agree to add collateral to the extent necessary to maintain the 102% level specified in guideline (1). The borrower must deposit additional collateral no later than the business day following the business day on which a collateral deficiency occurs or collateral appears to be inadequate.

(3) TERMINATION OF LOAN. The Fund must have the ability to terminate any loan of portfolio securities at any time. The borrower must be obligated to redeliver the borrowed securities within the normal settlement period following receipt of the termination notice.

(4) REASONABLE RETURN ON LOAN. The borrower must agree that the Fund (a) will receive all dividends, interest, or other distributions on loaned securities and (b) will be paid a reasonable return on such loans either in the form of a loan fee or premium or from the retention by the Fund of part or all of the earnings and profits realized from the investment of cash collateral in full faith and credit U.S government securities.

(5) LIMITATIONS ON PERCENTAGE OF PORTFOLIO SECURITIES ON LOAN. The Fund's loans may not exceed 33-1/3% of its total assets.

(6) CREDIT ANALYSIS. As part of the regular monitoring procedures set forth by the board of trustees that BMC follows to evaluate banks and broker-dealers in connection with, for example, repurchase agreements and municipal securities credit issues, BMC will analyze and monitor the creditworthiness of all borrowers with which portfolio lending arrangements are contemplated or entered into.

If a borrower fails financially, there may be delays in recovering loaned securities and a loss in the value of collateral. However, loans will only be made to parties that meet the guidelines prescribed by the board of directors.


RESTRICTED SECURITIES

Restricted securities held by the Fund generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the Fund may be required to pay all or part of the registration expense, and a considerable period may elapse between the time it decides to seek registration of the securities and the time it is permitted to sell them under an effective registration statement. If, during this period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to try to register the securities initially.


GOLD INVESTMENTS

GOLD BULLION. As a means of seeking its principal objective of capital appreciation and when it is felt to be appropriate as a possible hedge against inflation, the Fund may invest a portion of its assets in gold bullion and may hold a portion of its cash in foreign currency in the form of gold coins. There is, of course, no assurance that such investments will provide capital appreciation as a hedge against inflation. The Fund's ability to invest in gold bullion is restricted by the diversification requirements which the Fund must meet in order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as well as the diversification requirements of the Investment Company Act of 1940, as amended (the "1940 Act"). In addition, the ability of the Fund to make such investments may be further restricted by the securities laws and regulations in effect from time to time in the states where the Fund's shares are qualified for sale. The Fund has not previously invested in gold bullion because of these regulations. However, at the date of this Statement of Additional Information there do not appear to be any regulations currently in effect in the states in which the Fund is qualified for sale prohibiting such purchases. Accordingly, if otherwise consistent with the Fund's objectives, it may purchase gold bullion.

Fund assets will be invested in gold bullion at such times as the prospects of such investments are, in the opinion of management, attractive in relation to other possible investments. The basic trading unit for gold bullion is a gold bar weighing approximately 100 troy ounces with a purity of at least 995/1000, although gold bullion is also sold in much smaller units. Gold bars and wafers are usually numbered and bear an indication of purity and the stamp of the assay office which certifies the bar's purity. Bars of gold bullion historically have traded primarily in New York, London, and Zurich gold markets and in terms of volume, such gold markets have been the major markets for trading in gold bullion. Prices in the Zurich gold market generally correspond to the prices in the London gold market. Since the ownership of gold bullion became legal in the United States on December 31, 1974, U.S. markets for trading gold bullion have developed. It is anticipated that transactions in gold will generally be made in such U.S. markets, although such transactions may be made in foreign markets when it is deemed to be in the best interest of the Fund. Transactions in gold bullion by the Fund are negotiated with principal bullion dealers, unless, in the investment's manager's opinion, more favorable prices (including the costs and expenses described below) are otherwise obtainable. Prices at which gold bullion is purchased or sold include dealer mark-ups or mark-downs, insurance expenses, may be a greater or lesser percentage of the price from time to time, depending on whether the price of gold bullion decreases or increases. Since gold bullion does not generate any investment income, the only source of return to the Fund on such an investment will be from any gains realized upon its sale, and negative return will be realized, of course, to the extent the Fund sells its gold bullion at a loss.

SPECIAL CONSIDERATIONS AS A RESULT OF THE FUND'S INVESTMENT POLICIES

As is the case with respect to virtually all investments, there are risks inherent in the Fund's policies of investing in securities of companies engaged in mining, processing or dealing in gold or other precious metals and in gold bullion. In addition to the general considerations described above, such investments may involve the following special considerations:

FLUCTUATIONS IN THE PRICE OF GOLD. The price of gold has recently been subject to substantial upward and downward movements over short periods of time and may be affected by unpredictable international monetary and political policies, such as currency devaluations or revaluations, economic conditions within an individual country, trade imbalances or trade or currency restrictions between countries and world inflation rates and interest rates. The price of gold, in turn, is likely to affect the market prices of securities of companies mining, processing, or dealing in gold and, accordingly, the value of the Fund's investments in such securities also may be affected.

POTENTIAL EFFECT OF CONCENTRATION OF SOURCE OF SUPPLY AND CONTROL OF SALES. At the current time there are only four major sources of supply of primary gold production, and the market share of each source cannot be readily ascertained. One of the largest national producers of gold bullion and platinum is the Republic of South Africa. Changes in political and economic conditions affecting South Africa may have a direct impact on its sales of gold. Under South African law, the only authorized sales agent for gold produced in South Africa is the Reserve Bank of South Africa which, through its retention policies, controls the time and place of its retention policies, and controls the time and place of any sale of South African bullion. The South African Ministry of Mines determines gold mining policy. South Africa depends predominantly on gold sales for the foreign exchange necessary to finance its imports, and its sales policy is necessarily subject to national and international economic and political developments.

TAX AND CURRENCY LAWS. Changes in the tax or currency laws of the U.S., and of foreign countries, may inhibit the Fund's ability to pursue or may increase the cost of pursuing its investment programs. For example, in September 1985, the government of South Africa reimposed a two-tier currency system. While this system may be removed within the next couple of years, it continues to differentiate between currency which may be used in transactions involving transfers of South African investments by foreign investors (the "financial rand") and currency used for importing goods and remitting profits and dividends from an operating enterprise ( the "commercial rand"). Since the reimposition of the two-tier currency system, the volatility of the financial rand has contributed to fluctuations in the net asset value of the Fund. These effects may increase if the permissible uses of the financial rand are expanded.

UNPREDICTABLE MONETARY POLICIES, ECONOMIC AND POLITICAL CONDITIONS. The Fund's assets might be less liquid or the change in the value of its assets might be more volatile (and less related to general price movements in the U.S. markets) than would be the case with investments in the securities of larger U.S. companies, particularly because the price of gold and other precious metals may be affected by unpredictable international monetary policies and economic and political considerations, governmental controls, conditions of scarcity, surplus or speculation. In addition, the use of gold or Special Drawing Rights (which are also used by members of the International Monetary Fund for international settlements) to settle net deficits and surpluses in trade and capital movements between nations subject the supply and demand, and therefore the price, of gold to a variety of economic factors which normally would not affect other types of commodities.

NEW AND DEVELOPING MARKETS FOR PRIVATE GOLD OWNERSHIP. Between 1933 and December 31, 1974, a market did not exist in the United States in which gold bullion could be purchased by individuals for investment purposes. Since it became legal to invest in gold, markets have developed in the U.S. Any large purchases or sales of gold bullion could have an effect on the price of gold bullion. Recently, several Central Banks have been sellers of gold bullion from their reserves. Sales by central banks and/or rumors of such sales have had a negative effect on gold prices.

EXPERTISE OF THE INVESTMENT MANAGER. The successful management of the Fund's portfolio may be more dependent upon the skills and expertise of its investment manager than is the case for most mutual funds because of the need to evaluate the factors identified above. Moreover, in some countries, disclosures concerning an issuer's financial condition and results and other matters may be subject to less stringent regulatory provisions, or may be presented on a less uniform basis than is the case for issuers subject to U.S. securities laws. Issuers and securities exchanges in some countries may be subject to less stringent governmental regulations than is the case for U.S. companies.


INVESTMENT RESTRICTIONS


The Fund's investment restrictions are set forth below are fundamental and may not be changed without approval of a majority of the outstanding votes of shareholders of the Fund as determined in accordance with the 1940 Act.


THE FUND MAY NOT:


(1)   Issue senior securities, except as permitted under the 1940 Act.

(2) Borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

(3) Lend any security or make any other loan if, as a result, more than 33-1/3% of the Fund's total assets would be lent to other parties, except,
      (i) through the purchase of a portion of an issue of debt securities in accordance with its investment objective, policies and limitations, or
      (ii) by engaging in repurchase agreements with respect to portfolio securities.

(4) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investment in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

(5) Deviate from its policy of concentrating its investments in securities of issuers engaged in mining, fabricating, processing or dealing in gold or other precious metals, such as silver, platinum and palladium.

(6) Act as underwriter of securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

The Fund is also subject to the following restrictions that are not fundamental and may, therefore, be changed by the board of directors without shareholder approval.

THE FUND MAY NOT:

(a) Purchase the securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result thereof, the Fund would own more than 10% of its outstanding voting securities of such issuer.

(b) Purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

(c) Except in connection with a merger, consolidation, acquisition, or reorganization, invest in the securities of other investment companies, including investment companies advised by BMC, if, immediately after such purchase or acquisition, more than 10% of the value of the Fund's total assets would be invested in such securities.

(d) Purchase gold bullion, gold coins, or gold represented by certificates of ownership interest or gold futures contracts whose underlying commodity value would cause the Fund's aggregate investment in such commodities to exceed 10% of the Fund's net assets.

(e) Invest in securities of an issuer that, together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the total assets of the Fund would then be invested in such securities.

(f) Purchase warrants, valued at the lower of cost or market, in excess of 10% of the Fund's net assets. Included in that amount but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

(g) Invest in oil, gas or other mineral exploration or development programs or leases.

(h) Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transaction in futures contracts and options are not deemed to constitute selling securities short.

(i) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(j) Lend assets other than securities to other parties, except by (a) lending money (up to 5% of the Fund's net assets) to a registered investment company or portfolio for which its investment adviser or an affiliate serves as investment adviser or (b) acquiring loans, loan participation, or other forms of direct debt instruments and in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(k) Purchase the securities of any issuer if, to the knowledge of the Fund's management, those officers and directors of the Fund and of its investment advisor, who each own beneficially more than 0.5% of the outstanding securities of such issuer, together own more than 5% of such issuer's securities.

(l)   Purchase or sell options of any kind.


PORTFOLIO TRANSACTIONS

The Fund's assets are invested by BMC in a manner consistent with the Fund's investment objective, policies and restrictions, and with any instructions from the board of directors that may be issued from time to time. Within this framework, BMC is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Fund. In placing orders for the purchase and sale of portfolio securities, BMC will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to and in accordance with any instructions from the board of directors may issue from time to time. BMC will select broker-dealers to execute portfolio transactions on behalf of the Fund solely on the basis of best price and execution.


Under normal conditions, the Fund's annual portfolio turnover rate is not expected to exceed 100%. The table below illustrates the Fund's portfolio turnover rates for the fiscal years ended December 31, 1995, 1994, and 1993.


PORTFOLIO TURNOVER RATES


               Fiscal            Fiscal           Fiscal
                1995              1994             1993

               28.40%            41.67%           28.38%

Brokerage commissions paid by the Fund during the fiscal years ended December 31, 1995, 1994, and 1993, are indicated in the following table.

BROKERAGE COMMISSIONS

               Fiscal            Fiscal           Fiscal
                1995              1994             1993

             $1,122,431        $1,533,658       $1,465,792


VALUATION OF PORTFOLIO SECURITIES


The Fund's net asset value per share ("NAV") is normally calculated by Benham Financial Services, Inc. (BFS) at the close of business of the New York Stock Exchange (the "Exchange"), usually 1:00 p.m. Pacific Time. The Exchange has designated the following holiday closings for 1996: New Year's Day (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although BFS expects the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.

BMC typically completes its trading on behalf of the Fund in various markets before the Exchange closes for the day. Securities are valued at market, depending upon the market or exchange on which they trade. Price quotations for exchange-listed securities are taken from the primary exchanges on which these securities trade. Stocks traded on exchanges or over-the-counter are valued according to last sale prices, if such prices are available, or at the current bid price. Fixed-income securities are priced at market value on the basis of market quotations supplied by independent pricing services. Foreign currency exchange rates are also determined prior to the close of the Exchange. Trading of securities in foreign markets may not take place on every day the Exchange is open, and trading takes place in various foreign markets on days on which the Exchange and the Fund's offices are not open and the Fund's net asset value is not calculated. The Fund's net asset value may be significantly affected on days when shareholders have no access to the Fund. Securities for which market quotations are not readily available, or which may change in value due to events occurring after their primary exchange has closed for the day, are valued at fair market value as determined in good faith under the direction of the board of directors.


PERFORMANCE


The Fund's total returns may be quoted in advertising and sales literature. These figures, as well as the Fund"s share price will vary. Past performance should not be considered as indicative of future results.

Total returns reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value per share during the period. The Fund's share price and total returns will vary. Past performance should not be considered an indication of future results.


Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time but changes from year to year and that average annual returns represent averaged figures as opposed to actual year-to-year performance.


The Fund's average annual total returns for the one-year, five-year, and life-of-fund periods ended December 31, 1995, are indicated in the table below.


AVERAGE ANNUAL TOTAL RETURNS

              One Year         Five Years      Life of Fund*


                9.25%             5.97%            3.30%

* The Fund commenced operations on August 17, 1988.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns, which reflect the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

The Fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike the Benham funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons include, but are not limited to: U.S. Treasury bill, note, and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source:
Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total return on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London am/pm fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Fund may also utilize reprints from newspapers and magazines furnished by third parties to illustrate the Funds' historical performance.

Indexes may assume reinvestment of dividends, but generally they do not reflect administrative and management costs such as those incurred by a mutual fund.

The Fund's sales literature may illustrate the market for gold within the context of historical and current economic conditions. Specific illustrations may include the relationship of the price of gold (per London pm fixing) to 30-year U.S. Treasury bond yields, 30-year U.S. Treasury bond prices, inflation as measured by the Consumer Price Index, or equity securities as measured by the Standard & Poor's 500 Composite Stock Price Index (S&P 500) or the Dow Jones Industrial Average.

Occasionally, statistics may be used to illustrate Fund volatility or risk. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance to a market index. One measure of volatility is "beta." Beta expresses Fund volatility relative to the total market as represented by the S&P 500. A beta of more than 1.00 indicates volatility greater than that of the market, and a beta of less than 1.00 indicates volatility less than that of the market. Another measure of volatility or risk is "standard deviation." Standard deviation is used to measure the variability of net asset value or total return relative to an average over a specified period of time. The premise is that greater volatility connotes greater risk undertaken to achieve desired performance.

The Fund's shares are sold without a sales charge (or "load"). No-load funds offer an advantage to investors when compared to load funds with comparable investment objectives and strategies. For example, if you invest $10,000 in a no-load fund, 100% of your investment is used to buy shares. If you invest $10,000 in a fund with a 5.5% load, only $9,450 ($10,000 minus $550) is used to buy shares. Over time, this difference can have a significant effect on total return. Assuming a compounded annual growth rate of 10% for both investments, the no-load fund investment would be worth $25,937 after ten years, while the load fund investment would be worth only $24,511.


The Benham Group has distinguished itself as an innovative provider of low-cost, true no-load mutual funds. Among other innovations, The Benham Group established the first no-load fund that invests primarily in zero-coupon U.S. Treasury securities; the first no-load double tax-free California short-term bond fund; the first no-load adjustable rate government securities fund; and the first no-load utilities fund designed to pay monthly dividends.


TAXES

The Fund intends to qualify annually as a "regulated investment company" under the Code. By so qualifying, the Fund will not be subject to federal income or state taxes on its net investment income and net realized capital gains distributed to shareholders.

Distributions from the Fund are taxable to shareholders regardless of whether they are taken in cash or reinvested in additional shares. For federal income tax purposes, shareholders receiving distributions in the form of additional shares will have a basis in each such share equal to the Fund's net asset value per share on the reinvestment date.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. The board of directors does not expect to declare dividends on a regular basis. However, to the extent that dividends are declared and to the extent that they consist of dividend income from domestic corporations, such dividends may be eligible for the dividends-received deduction available to corporations. Shareholders will be notified annually of the federal tax status of distributions.

Upon redeeming, selling, or exchanging shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares liquidated. The gain or loss generally will be long-term or short-term, depending on the length of time shares were held. However, a loss recognized by a shareholder in the disposition of shares on which capital gain dividends were paid (or deemed paid) before the shareholder had held his or her shares for more than six months would be treated as a long-term capital loss for tax purposes. A gain realized on the redemption, sale, or exchange of shares would not be affected by the reacquisition of shares. A loss realized on the redemption, sale, or exchange of shares would be disallowed to the extent that the shares disposed of were replaced (whether through reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date shares were disposed of. Under such circumstances, the basis of the shares acquired would be adjusted to reflect the disallowed loss.


Earnings derived by the Fund from sources outside the U.S. may be subject to non-U.S. withholding and possibly other taxes. Such taxes might be reduced or eliminated under the terms of a U.S. income tax treaty, and the Fund would undertake any procedural steps required to claim the benefits of such a treaty. With respect to any non-U.S. taxes actually paid by a Fund, if more than 50% of the value of the Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund will elect to treat any non-U.S. income and similar taxes it pays as though the taxes were paid by its shareholders.


Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her taxable income from foreign sources. Gains realized by the Fund from the sale of securities will be treated as derived from U.S. sources, and certain currency gains, including gains from foreign-currency-denominated debt securities, receivables, and payables, will be treated as income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, which may include certain dividends received from the Fund and certain other types of income. Accordingly, shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund.


Gains attributable to the disposition of the Fund`s direct investments in gold bullion or coins do not qualify as income for purposes of satisfying diversification tests under the Code. If the Fund realizes greater than 10% of its income from such non-qualifying sources, the Fund would incur federal income and state taxes on the net investment income and capital gains it distributes to shareholders.


The information above is only a summary of some of the tax considerations affecting the Fund and its shareholders; no attempt has been made to discuss individual tax consequences. Shareholders who are neither citizens nor residents of the U.S. may be subject to a nonresident alien withholding tax of 30% or a lower treaty rate, depending on the country in which they reside. The Fund's distributions also may be subject to state, local, or foreign taxes. To determine whether the Fund is a suitable investment based on his or her tax situation, a prospective investor may wish to consult a tax advisor .

ABOUT BENHAM EQUITY FUNDS


Benham Equity Funds (BEF) was organized as a California corporation on December 31, 1987, under the name "Benham Equities, Inc." The corporation was renamed Benham Equity Funds on September 2, 1988. BEF is authorized to issue ten series and to issue two billion (2,000,000,000) shares of each such series. Within each series, the directors may issue an unlimited number of shares. Currently, there are four series: Benham Gold Equities Index Fund, Benham Income &

Growth Fund, Benham Equity Growth Fund, and Benham Utilities Income Fund. With respect to each series, shares issued are fully paid and nonassessable and have no preemptive, conversion, or similar rights. All consideration received by BEF for shares of any series, and all assets, income, and gains (or losses) earned thereon, belong to that series exclusively and are subject to the liabilities related thereto.


Shares of each series have equal voting rights, provided that each series votes separately on matters that pertain to it exclusively. BEF has instituted dollar based voting, meaning that the number of votes you are entitled to is based upon the dollar amount of their investment. The election of directors is determined by the votes received from all BEF shareholders without regard to whether a majority of shareholders voted in favor of a particular nominee or all nominees of a group. Under California Corporations Code Section 708, shareholders have the right to cumulate votes in the election (or removal) of directors. For example, if six directors are up for election, a shareholder may cast six votes for a single candidate, three votes for each of two candidates, etc.

CUSTODIAN BANK: State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, is custodian of the Fund's assets. Services provided by the custodian bank include (i) settling portfolio purchases and sales, (ii) reporting failed trades, (iii) identifying and collecting portfolio income, and (iv) providing safekeeping of securities. The custodian takes no part in determining the Fund's investment policies or in determining which securities are sold or purchased by the Fund.


INDEPENDENT AUDITORS: KPMG Peat Marwick LLP, 3 Embarcadero Center, San Francisco, California 94111, serves as BEF's independent auditors. KPMG audits the annual report and provides tax and other services as auditors.


DIRECTORS AND OFFICERS


BEF's activities are overseen by a board of directors, including seven independent directors. The individuals listed below whose names are marked with an asterisk (*) are "interested persons" of BEF (as defined in the Investment Company Act of 1940) by virtue of, among other things, their affiliation with either BEF; BEF's investment advisor, BMC; BEF's agent for transfer and administrative services, BFS; BEF's distribution agent, Benham Distributors, Inc. (BDI); the parent corporation, Twentieth Century Companies, Inc. (TCC) or TCC's subsidiaries; or other funds advised by BMC. Each director listed below serves as a trustee or director of other funds in The Benham Group. Unless otherwise noted, dates in parentheses indicate the dates the director or officer began his or her service in a particular capacity. The directors' and officers' address is 1665 Charleston Road, Mountain View, California 94043 and 4500 Main Street, Kansas City, Missouri 64111.

DIRECTORS

*JAMES M. BENHAM, chairman of the board of directors (1988). Mr. Benham is also chairman of the boards of BFS (1985), BMC (1971),and BDI (1988); president of BMC (1971), BMI (1982), and BDI (1988); and a member of the board of governors of the Investment Company Institute (1989). Mr. Benham has been in the securities business since 1963, and he frequently comments through the media on economic conditions, investment strategies, and the securities markets.

ALBERT A. EISENSTAT, independent director (1995). Mr. Eisenstat is an independent director of each of Commercial Metals Co. (1982), Sungard Data Systems (1991) and Business Objects S/A (1994). Previously, he served as vice president of corporate development and corporate secretary of Apple Computer and served on ite Board of Directors (1985 to 1993).

RONALD J. GILSON, independent director (1995). Mr. Gilson is the Charles J. Meyers Professor of Law and Business at Stanford Law School (1979) and the Mark and Eva Stern Professor of Law and Business at Columbia University Schoool of Law (1992). He is counsel to Marron, Ried & Sheehy (a San Francisco law firm,
1984).


MYRON S. SCHOLES, independent director (1988). Mr. Scholes is a principal of Long-Term Capital Management (1993). He is also Frank E. Buck Professor of Finance at the Stanford Graduate School of Business (1983), a director of Dimensional Fund Advisors (1982) and the Smith Breeden Family of Funds (1992). From August 1991 to June 1993, Mr. Scholes was a managing director of Salomon Brothers Inc. (securities brokerage).

KENNETH E. SCOTT, independent director (1988). Mr. Scott is Ralph M. Parsons Professor of Law and Business at Stanford Law School (1972) and a director of RCM Capital Management (June 1994).

EZRA SOLOMON, independent director (1988). Mr. Solomon is Dean Witter Professor of Finance Emeritus at the Stanford Graduate School of Business, where he served as Dean Witter Professor of Finance from 1965 to 1990, and a director of Encyclopedia Britannica.

ISAAC STEIN, independent director (1992). Mr. Stein is former chairman of the board (1990 to 1992) and chief executive officer (1991 to 1992) of Esprit de Corp. (clothing manufacturer). He is a member of the board of Raychem Corporation (electrical equipment, 1993), president of Waverley Associates, Inc. (private investment firm, 1983), and a director of ALZA Corporation (pharmaceuticals, 1987). He is also a trustee of Stanford University (1994) and chairman of Stanford Health Services (hospital, 1994).


*JAMES E. STOWERS III, director (1995), president and chief executive officer
(1996). Mr. Stowers is the president and director of Twentieth Century Investors, Inc., TCI Portfolios, Inc., Twentieth Century World Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Institutional Portfolios, Inc., Twentieth Century Companies, Inc., Investors Research Corporation and Twentieth Century Services, Inc.


JEANNE D. WOHLERS, independent director (1988). Ms. Wohlers is a private investor, and an independent director and partner of Windy Hill Productions, LP. Previously, she served as vice president and chief financial officer of Sybase, Inc. (software company, 1988 to 1992).


OFFICERS

*JAMES E. STOWERS III, president, and chief executive officer (1996).

*ANN N. MCCOID, controller (1988).

*DOUGLAS A. PAUL, secretary (1988), vice president (1990), and general counsel
(1990).


*MARYANNE ROEPKE, chief financial officer and treasurer (1995).

As of January 31, 1996, BEF's directors and officers, as a group, owned less than 1% of the Fund's outstanding shares.

The following table summarizes the compensation that the directors of the Fund received for the Fund's fiscal year ended December 31, 1995, as well as the compensation received for serving as a director or trustee of all other Benham funds.

                                       DIRECTOR COMPENSATION FOR THE FISCAL YEAR ENDED
                                                        December 31, 1995
-----------------------------------------------------------------------------------------------------------------
      NAME OF                 AGGREGATE              PENSION OR               ESTIMATED               TOTAL
     DIRECTOR               COMPENSATION         RETIREMENT BENEFITS       ANNUAL BENEFITS        COMPENSATION
                              FROM FUND          ACCRUED AS PART OF        UPON RETIREMENT        FROM FUND AND
                                                    FUND EXPENSES                                FUND COMPLEX**
                                                                                                PAID TO DIRECTORS
-----------------------------------------------------------------------------------------------------------------
Albert A. Eisenstat           $   0                 Not Applicable         Not Applicable            $     0
-----------------------------------------------------------------------------------------------------------------
Ronald J. Gilson              $1054                 Not Applicable         Not Applicable            $48,833
-----------------------------------------------------------------------------------------------------------------
Myron S. Scholes              $2008                 Not Applicable         Not Applicable            $65,625
-----------------------------------------------------------------------------------------------------------------
Kenneth E. Scott              $1798                 Not Applicable         Not Applicable            $65,125
-----------------------------------------------------------------------------------------------------------------
Ezra Solomon                  $2152                 Not Applicable         Not Applicable            $58,792
-----------------------------------------------------------------------------------------------------------------
Isaac Stein                   $1818                 Not Applicable         Not Applicable            $63,625
-----------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers             $2119                 Not Applicable         Not Applicable            $67,375
-----------------------------------------------------------------------------------------------------------------
*  Interested directors receive no compensation for their services as such.

** The Benham Group Fund Complex currently consists of 10 registered investment companies.


INVESTMENT ADVISORY SERVICES


The Fund has an investment advisory agreement with BMC, dated June 1, 1995, that was approved by the Fund`s shareholders on May 31, 1995.

BMC is a California corporation and a wholly owned subsidiary of TCC, a Delaware corporation. BMC as well as BFS and BDI, became wholly owned subsidiaries of TCC on June 1, 1995, upon the merger of Benham Management International (BMI), the former parent of BMC, BFS and BDI, into TCC. BMC has served as invesetment advisor to the Fund since the Fund's inception. TCC is a holding company that owns all of the stock of the operating companies that provide the investment management, transfer agency, shareholder service, and other services for the Twentieth Century family of funds. James E. Stowers, Jr., controls TCC by virtue of his ownership of a majority of its common stock. BMC has been a registered investment advisor since 1971 and is investment advisor to other funds in The Benham Group.

The Fund's agreement with BMC continues for an initial period of two years and thereafter from year to year provided that, after the initial two-year period, it is approved at least annually by vote of a majority of the Fund's outstanding shares, or by vote of a majority of the Fund's directors, including a majority of those directors who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.

The investment advisory agreement is terminable on sixty days' written notice, either by the Fund or by BMC, to the other party and terminates automatically in the event of its assignment.

The investment advisory agreement stipulates that BMC will provide the Fund with investment advice and portfolio management services in accordance with the Fund's investment objective, policies, and restrictions. The agreement also provides that BMC will determine what securities will be purchased and sold by the Fund and assist the Fund's officers in carrying out decisions made by the board of directors. Under the investment advisory agreement, the Fund pays BMC a monthly investment advisory fee equal to its pro rata share of the dollar amount derived from applying BEF's average daily net assets to the following investment advisory fee rate schedule:

INVESTMENT ADVISORY FEE SCHEDULE FOR BEF

              .50% of the first $100 million
              .45% of the next $100 million
              .40% of the next $100 million
              .35% of the next $100 million
              .30% of the next $100 million
              .25% of the next $1 billion
              .24% of the next $1 billion
              .23% of the next $1 billion
              .22% of the next $1 billion
              .21% of the next $1 billion
              .20% of the next $1 billion
              .19% of net assets over $6.5 billion.

Investment advisory fees paid by the Fund to BMC for the fiscal years ended December 31, 1995, 1994, and 1993, are indicated in the following table. Fee amounts are net of expense limitations and recoupments as described on the following page.

INVESTMENT ADVISORY FEES*


               Fiscal            Fiscal           Fiscal
                1995              1994             1993

             $1,776,728        $1,884,679       $1,325,964


* Net of reimbursements

ADMINISTRATIVE AND TRANSFER AGENT SERVICES


BFS, a wholly owned subsidiary of TCC, is BEF's agent for transfer and administrative services. For administrative services, the Fund pays BFS a monthly fee based on its pro rata share of the dollar amount derived from applying the average daily net assets of all of the funds in The Benham Group to the following administrative fee schedule:

GROUP ASSETS                  ADMINISTRATIVE FEE RATE

up to $4.5 billion                     .11%
up to $6 billion                       .10
up to $9 billion                       .09
over $9 billion                        .08

Prior to May 1, 1993, the administrative fee rate schedule ranged from .10% for assets up to $4.5 billion to .07% for assets over $7.5 billion. This fee rate schedule was adopted by BFS on a voluntary basis effective January 1, 1991, and then formalized under a revised Administrative Services and Transfer Agency Agreement that became effective on June 1, 1992.

For transfer agent services, the Fund pays BFS monthly fees of $1.1875 for each shareholder account maintained and $1.35 for each shareholder transaction executed during the month.


Administrative service and transfer agent fees paid by the Fund to BFS for the fiscal years ended December 31, 1995, 1994, and 1993, are indicated in the following table. Fee amounts are net of expense limitations as described below.


ADMINISTRATIVE FEES


               Fiscal            Fiscal           Fiscal
                1995              1994             1993

              $549,463          $583,896         $356,629


TRANSFER AGENT FEES


               Fiscal            Fiscal           Fiscal
                1995              1994             1993

              $702,149          $645,099         $428,747


DIRECT FUND EXPENSES

The Fund pays certain operating expenses that are not assumed by BMC or BFS. These include fees and expenses of the independent directors; custodian, audit, tax preparation, and pricing fees; fees of outside counsel and counsel employed directly by BEF; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, confirmations, and reports to shareholders; fees for registering the Fund's shares under federal and state securities laws; brokerage fees and commissions (if any); trade association dues; costs of fidelity and liability insurance policies covering the Fund; costs for incoming WATS lines maintained to receive and handle shareholder inquiries; and organizational costs.

EXPENSE LIMITATION AGREEMENT


BMC may recover amounts absorbed on behalf of the Fund during the preceding 11 months if, and to the extent that, for any given month, the Funds expense limit in effect at that time. BMC has agreed to limit the Funds' expenses to .75% of the Funds' average daily net assets during the year ending May 31, 1996.

The Funds' contractual expense limit is subject to annual renewal. The expense limit for the year ended December 31, 1995, was .75% of average daily net assets.

Net amounts absorbed and recouped for the fiscal years ended December 31, 1995, 1994, and 1993, are indicated in the table below.

NET REIMBURSEMENTS(RECOUPMENTS) BY BMC AND BFS

               Fiscal            Fiscal           Fiscal
                1995              1994             1993

                 $0                $0             $47,247



ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Fund's shares are continuously offered at net asset value. The Benham Group may reject or limit the amount of an investment to prevent any one shareholder or affiliated group from controlling BEF or one of its series; to avoid jeopardizing a series' tax status; or whenever, in management's opinion, such rejection is in BEF's or a series' best interest.


------------------------------------------------------------------------------------------------
FUND            SHAREHOLDER                    # OF SHARES HELD        % OF TOTAL
                NAME AND ADDRESS                                   SHARES OUTSTANDING

-------------------------------------------------------------------------------------------------
Benham          Charles Schwab & Co.             7,606,501.270           17.7428
Global Gold     101 Montgomery Street
Fund            San Francisco, CA 94104-4122

-------------------------------------------------------------------------------------------------

As of January 31, 1996, to BEF`s knowledge, no other shareholder was the record holder or beneficial owner of 5% or more of the Fund`s total shares outstanding.


The Benham Group charges neither fees nor commissions on the purchase and sale of Benham fund shares. However, BFS may charge fees for special services requested by a shareholder or necessitated by acts or omissions of a shareholder. For example, BFS may charge a fee for processing dishonored investment checks or stop-payment requests. BFS charges $10 per hour for account research requested by investors. This charge will be assessed, for example, when a shareholder request requires more than one hour of research on historical account records. The fees charged are based on the estimated costs of performing shareholder-requested services and are not intended to increase income.

Share purchases and redemptions are governed by California law.

OTHER INFORMATION


The Fund's investment advisor, BMC, has been continuously registered with the SEC under the Investment Advisers Act of 1940 since December 14, 1971. BEF has filed a registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to the shares offered. Such registrations do not imply approval or supervision of BEF or the advisor by the SEC.

For further information, refer to the registration statement and exhibits on file with the SEC in Washington, D.C. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                                BENHAM INCOME &
                                  GROWTH FUND

                                 BENHAM EQUITY
                                  GROWTH FUND


                         Prospectus * February 26, 1996



                            [picture of the front of
                          the New York Stock Exchange
                                   building}


                        [company logo] The Benham Group
              Part of the Twentieth Century Family of Mutual Funds

-------------------
[information in left margin of page]
THE BENHAM GROUP
1665 Charleston Rd.
Mountain View
California 94043

Fund
Information
1-800-331-8331
1-415-965-4274

Investor Services
1-800-321-8321
1-415-965-4222

TDD Service
1-800-624-6338
1-415-965-4764


Benham Group
Representatives
are available
by telephone weekdays from
5 a.m. to 5 p.m. Pacific Time.
-------------------

BENHAM INCOME
& GROWTH FUND

BENHAM EQUITY
GROWTH FUND

Series of Benham Equity Funds

Prospectus  o  February 26, 1996

BENHAM INCOME & GROWTH FUND (BIGF) seeks dividend growth, current income, and capital appreciation by investing in common stocks.

BENHAM EQUITY GROWTH FUND (BEGF) seeks capital appreciation by investing in common stocks.


Each Fund is a diversified series of Benham Equity Funds (BEF), a no-load, open-end mutual fund. Please read this Prospectus carefully and retain it for future reference. It is designed to help you decide whether the Funds' goals match your own. A Statement of Additional Information (also dated February 26,
1996) has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. For a free copy, call or write The Benham Group.


Mutual fund shares are not insured by the FDIC, the Federal Reserve Board, or any other agency. The value of the investment and its returns will fluctuate and is not guaranteed.

AS WITH ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF FUND EXPENSES

The tables below illustrate the fees and expenses an investor in the Funds would incur directly or indirectly. The figures shown for each Fund are based on historical expenses, adjusted to reflect the expense limitation agreement in effect as of February 26, 1996.


================================================================================
A. SHAREHOLDER TRANSACTION EXPENSES
For Each Fund Described in This Prospectus
--------------------------------------------------------------------------------

Sales load imposed on purchases ...........................   None
Sales load imposed on reinvested dividends ................   None
Deferred sales load .......................................   None
Redemption fee ............................................   None
Exchange fee ..............................................   None


================================================================================
B. ANNUAL FUND OPERATING EXPENSES
As a Percentage of Average Daily Net Assets
--------------------------------------------------------------------------------

                                                      BIGF     BEGF

Investment advisory fee ............................  .31%*    .31%
12b-1 fee ..........................................  None     None
Other expenses .....................................  .36%     .40%
Total Fund operating expenses
      (net of expense limitation) ..................  .67%*    .71%*

* Benham Management Corporation (BMC) has agreed to continue to limit the Fund's total operating expenses as a percentage of its average daily net assets through May 31, 1996. The operation of this expense limitation effectively requires that total expenses paid by the Funds not exceed .75%. Amounts which are actually paid by unaffiliated third parties do not apply to this expense limit. The agreement provides that BMC may recover amounts absorbed on behalf of the Fund during the preceding 11 months if, and to the extent that, for any given month, Fund expenses were less than the expense limit in effect at that time. The expense limitation is subject to annual renewal in June.


Each Fund pays BMC investment advisory fees equal to an annualized percentage of Fund average daily net assets. Other expenses include administrative and transfer agent fees paid to Benham Financial Services, Inc. (BFS).

-------------------
[information in right margin of page]
Please read this Prospectus carefully and retain it for future reference. It is designed to help you decide if the Fund's goals match your own.
-------------------

--------------------------------------------------------------------------------
C. EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

The following table illustrates the expenses a shareholder would pay on a $1,000 investment in each of the Funds over periods of one, three, five, and ten years. The figures are based on the expenses shown in Table B and assume (i) a 5% annual return and (ii) full redemption at the end of each time period.

                             ONE    THREE    FIVE      TEN
                            YEAR     YEARS   YEARS    YEARS

Income & Growth Fund         $7       $21     $37      $83
Equity Growth Fund            7        23      40       88


We include this table to help you understand the various costs and expenses that you, as a shareholder, will bear either directly or indirectly. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN, AND THE FUND MAY NOT REALIZE THE 5% HYPOTHETICAL RATE OF RETURN REQUIRED BY THE SEC FOR THIS EXAMPLE.

FINANCIAL HIGHLIGHTS

The information presented on the following page has been audited by KPMG Peat Marwick LLP, independent auditors. Their report on the financial statements and financial highlights is included in the Funds' Annual Report, which is incorporated by reference in the Fund's Statement of Additional Information.

================================================================================
BENHAM INCOME & GROWTH FUND
Years ended December 31 (except as noted)
--------------------------------------------------------------------------------


                              1995     1994     1993     1992     1991     1990+
PER-SHARE DATA
--------------
NET ASSET VALUE AT
BEGINNING OF PERIOD         $ 13.92   15.08    14.11    13.53    10.12    10.00

Income From
Investment Operations

Net Investment Income         .4215   .4435    .4285    .4155    .4860    .0087

Net Realized and
Unrealized Gains (Losses)
on  Investments              4.6399  (.5302)  1.1502    .6220   3.5602    .1200
                             ------  ------   ------    -----   ------    -----
Total Income (Losses) From
Investment Operations        5.0614  (.0867)  1.5787   1.0375   4.0462    .1287

Less Distributions

Dividends from Net
Investment Income            (.4200) (.4350)  (.4246)  (.4137)  (.4726)  (.0087)

Distributions from Net
Realized Capital Gains       (.7514) (.6383)  (.1841)  (.0438)  (.1636)       0
                             ------  ------   ------    -----   ------    -----
Total Distributions         (1.1714)(1.0733)  (.6087)  (.4575)  (.6362)  (.0087)

NET ASSET VALUE AT
END OF PERIOD              $  17.81   13.92    15.08    14.11    13.53    10.12
                             ======  ======   ======    =====   ======    =====
TOTAL RETURN*                 36.88%   (.55)%  11.31%    7.86%   39.08%    1.29%
------------

SUPPLEMENTAL DATA AND RATIOS
----------------------------

Net Assets at End of Period
(in thousands of dollars)  $ 373,701  224,939  230,191  141,221  59,318    991

Ratio of Expenses to
Average Daily Net Assets++      .67%     .73%     .75%     .75%    .50%     0%

Ratio of Net Investment
Income to Average Daily
Net Assets                     2.61%    2.96%    2.90%    3.16%    4.03% 2.09%**

Portfolio Turnover Rate      69.88%    67.96%   30.75%   63.17%  140.21%    0%

Average Commission
per Share                    $.030       N/A      N/A     N/A      N/A      N/A


-------------------

+ Commencement of operations for Benham Income & Growth Fund was December 17, 1990.
++ The ratio for the year ended December 31, 1995, includes expenses paid through expense offset arrangements.

* Total return figures assume reinvestment of dividend and capital gain distributions and are not annualized.
** Annualized.

================================================================================
BENHAM EQUITY GROWTH FUND
Years ended December 31 (except as noted)
--------------------------------------------------------------------------------

                                       1995    1994     1993    1992     1991+
PER-SHARE DATA
--------------
NET ASSET VALUE AT  BEGINNING
   OF PERIOD                       $  11.53    12.12    11.68   11.57    10.00

Income from
Investment Operations

Net Investment Income                 .2564    .2993    .2309   .2573    .3355

Net Realized and Unrealized
Gains (Losses) on Investments        3.7016   (.3315)  1.0955   .2345   1.6542
                                      ------  ------   ------   -----   ------
Total Income (Losses) From
Investment Operations                3.9580   (.0322)  1.3264   .4918   1.9897

Less Distributions

Dividends from Net
Investment Income                    (.2243)  (.2990)  (.2307) (.2309)  (.2891)

Distributions from Net
Realized Capital Gains              (1.0137)  (.2588)  (.6557) (.1509)  (.1306)
                                     ------   ------   ------   -----   ------
Total Distributions                 (1.2380)  (.5578)  (.8864) (.3818)  (.4197)

NET ASSET VALUE AT END OF PERIOD   $  14.25    11.53    12.12   11.68    11.57
                                     ======   ======   ======   =====   ======
TOTAL RETURN*                         34.56%    (.23)%  11.42%   4.13%   17.48%
------------

SUPPLEMENTAL DATA AND RATIOS
----------------------------

Net Assets at End of Period
(in thousands of dollars)        $  159,450   97,437   96,284   73,592   38,951

Ratio of Expenses to Average
Daily Net Assets++                     .71%     .75%     .75%     .75%    .35%**

Ratio of Net Investment Income to
Average Daily Net Assets              1.97%    2.26%    2.04%    2.33%   3.29%**

Portfolio Turnover Rate             125.86%   94.09%   96.52%  114.32%  89.22%

Average Commission per Share         $.032      N/A      N/A      N/A      N/A


-------------------

+ Commencement of operations for Benham Equity Growth Fund was May 9, 1991. ++ The ratio for the year ended December 31, 1995, includes expenses paid through expense offset arrangements.

* Total return figures assume reinvestment of dividend and capital gain distributions and are not annualized.
** Annualized.

HOW THE FUNDS WORK

INVESTMENT OBJECTIVES

BENHAM INCOME & GROWTH FUND (BIGF). BIGF's investment objective is to seek dividend growth, current income, and capital appreciation by investing in common stocks.

BIGF is designed for income-oriented investors seeking a total return that exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index (S&P 500) and a dividend yield that exceeds the S&P 500's dividend yield. Of course, the Fund's total return and dividend yield may be higher or lower than the S&P 500's total return and dividend yield over any period of time.


BENHAM EQUITY GROWTH FUND (BEGF). BEGF's investment objective is to seek capital appreciation by investing in common stocks. BEGF is designed for investors whose financial goals include long-term capital growth. BMC seeks a total return for the Fund that exceeds the total return of the S&P 500. Of course, the Fund's total return may be higher or lower than the S&P 500's return over any period of time.


There is no assurance that either Fund will achieve its investment objective. Each Fund's investment objective and industry concentration and issuer diversification policies are fundamental and may not be changed without shareholder approval. The other policies described in this Prospectus are not fundamental and may be changed by BEF's board of directors.

CORE INVESTMENT STRATEGIES

BMC uses quantitative management strategies in pursuit of each Fund's investment objective. Quantitative investment management combines a disciplined management approach with the flexibility to respond to events that may affect the value of the Fund's investments. This approach is a middle ground between active management, which allows the advisor to select a fund's investments without reference to an index or investment model, and indexing, in which the advisor tries to match a fund's portfolio composition to that of a particular index.

-------------------
[information in right margin of page]
BIGF is designed for income-oriented investors desiring long-term participation in the stock market. BEGF is designed for investors whose goals include long-term capital growth.

BMC uses a quantitative method to manage each Fund, including a technique known as "portfolio optimization."
-------------------

-------------------
[information in left margin of page]
Neither Fund may invest more than 25% of its assets in a single industry.
-------------------

The primary management technique BMC uses is portfolio optimization. BMC constructs the Funds' portfolios to match the risk characteristics of the S&P 500 and then optimizes each portfolio to achieve the desired balance of risk and return potential. With respect to BIGF, this includes targeting a dividend yield that exceeds that of the S&P 500.

The Funds' portfolio holdings are drawn primarily from equity securities of the 1,500 largest companies traded in the United States (ranked by market capitalization). BEGF may also invest in small capitalization stocks of companies that, in BMC's opinion, have growth potential consistent with the Fund's investment objective.


Portfolio optimization may cause a Fund to be more heavily invested in some industries than in others. However, neither Fund may invest more than 25% of its assets in companies whose principal business activities are in the same industry. In addition, each Fund is a "diversified" investment company as defined in the Investment Company Act of 1940 (the "1940 Act"). This means that investments in any single issuer are limited to restrictions under the 1940 Act.

Each Fund may invest in securities or engage in transactions involving instruments other than equity securities, as discussed in the section entitled "Other Investment Policies and Techniques," which begins on page 12.

INVESTMENT CONSIDERATIONS

The Funds may be an appropriate component of a stock portfolio for investors seeking total return through diversified investments in stocks, bonds, and short-term instruments. The Funds invest primarily in stocks, which may enhance inflation-adjusted returns. The chart below illustrates how stocks have historically outpaced inflation and produced higher returns than bonds. Depending on your age and investment horizon, one Fund may be more appropriate for you. If you seek a steady stream of monthly investment income, BIGF may be best for you. If you primarily seek capital appreciation, BEGF may be most appropriate for you. Of course, no single mutual fund can provide a balanced investment plan.

CHART 1 - Growth of Stocks, Bonds, & Inflation
[line graph]


[graph data]
              S&P 500 Index       20-Year U.S. Treasury Bond    Inflation (CPI)
12/31/25      1                   1                             1
12/31/26      1.11624             1.07769                       0.985103
12/31/27      1.5347              1.17391                       0.96462
12/31/28      2.20396             1.17513                       0.955309
12/31/29      2.01849             1.21533                       0.957172
12/31/30      1.51595             1.27195                       0.899445
12/31/31      0.858988            1.20442                       0.813782
12/31/32      0.788613            1.40727                       0.729983
12/31/33      1.21439             1.40623                       0.733707
12/31/34      1.19687             1.54721                       0.748606
12/31/35      1.7674              1.62433                       0.770952
12/31/36      2.36692             1.7464                        0.780264
12/31/37      1.53787             1.75045                       0.804473
12/31/38      2.01648             1.84729                       0.782127
12/31/39      2.0082              1.95702                       0.778402
12/31/40      1.81171             2.07614                       0.785852
12/31/41      1.60169             2.0955                        0.862203
12/31/42      1.92748             2.16294                       0.942275
12/31/43      2.42669             2.20802                       0.972069
12/31/44      2.90603             2.27017                       0.992553
12/31/45      3.96487             2.51386                       1.0149
12/31/46      3.64486             2.5113                        1.19926
12/31/47      3.8529              2.44543                       1.30727
12/31/48      4.06486             2.52854                       1.34265
12/31/49      4.82875             2.6916                        1.31844
12/31/50      6.36008             2.6932                        1.39479
12/31/51      7.88755             2.58732                       1.47672
12/31/52      9.33629             2.61733                       1.48976
12/31/53      9.24394             2.71253                       1.49907
12/31/54      14.1084             2.90748                       1.49162
12/31/55      18.5614             2.8699                        1.49721
12/31/56      19.7783             2.70957                       1.54004
12/31/57      17.6457             2.91166                       1.58659
12/31/58      25.2976             2.73423                       1.61453
12/31/59      28.3219             2.67251                       1.63873
12/31/60      28.4549             3.04075                       1.66294
12/31/61      36.106              3.07035                       1.67412
12/31/62      32.9545             3.28179                       1.6946
12/31/63      40.4685             3.32161                       1.72254
12/31/64      47.1388             3.43807                       1.74302
12/31/65      53.0081             3.46247                       1.77654
12/31/66      47.6737             3.58891                       1.83613
12/31/67      59.1038             3.25941                       1.892
12/31/68      65.6415             3.25092                       1.98139
12/31/69      60.059              3.08598                       2.10243
12/31/70      62.4653             3.45957                       2.21788
12/31/71      71.4058             3.91726                       2.29238
12/31/72      84.9559             4.14                          2.37059
12/31/73      72.5003             4.09417                       2.57916
12/31/74      53.311              4.27246                       2.89388
12/31/75      73.1443             4.66535                       3.09686
12/31/76      90.5842             5.44702                       3.24584
12/31/77      84.0767             5.40954                       3.46558
12/31/78      89.5922             5.34584                       3.77843
12/31/79      106.113             5.27987                       4.28122
12/31/80      140.514             5.0715                        4.81195
12/31/81      133.616             5.16571                       5.24213
12/31/82      162.223             7.25066                       5.44509
12/31/83      198.745             7.29792                       5.6518
12/31/84      211.199             8.42741                       5.87527
12/31/85      279.117             11.0371                       6.0968
12/31/86      330.671             13.7446                       6.16569
12/31/87      347.967             13.3716                       6.43757
12/31/88      406.458             14.665                        6.72207
12/31/89      534.455             17.3215                       7.03446
12/31/90      517.499             18.3924                       7.46401
12/31/91      675.592             21.9421                       7.69273
12/31/92      727.412             23.7092                       7.91586
12/31/93      800.078             28.0339                       8.13342
12/31/94      810.538             25.8555                       8.35099
12/31/95      1113.92             34.0436                       8.57975


Source: Ibbotson Associates, Stocks, Bonds, Bills and Inflation.

-------------------
[information in right margin of page]
The Funds may also provide a means to enhance the "real," or inflation-adjusted, returns from your investment portfolio.
-------------------

-------------------
[information in left margin of page]
Both Funds offer investors stock market exposure and portfolio diversification that would be costly to duplicate on an individual basis.
-------------------


In contrast to bond investors, common stock investors forego the certainty of coupon interest payments. However, they enjoy the potential for increased dividend income if the issuing company prospers. As indicated below, Chart 2 compares the growth of dividends from S&P 500 stocks with the rate of inflation over a 50-year period.


CHART 2 - Growth of Dividends vs. Inflation
[line graph]


[graph data]
S&P 500 Dividends.         Inflation (CPI)
1                          1
1.08                       1.18
1.27                       1.29
1.41                       1.32
1.73                       1.3
2.23                       1.37
2.14                       1.46
2.14                       1.47
2.2                        1.48
2.33                       1.47
2.48                       1.48
2.64                       1.52
2.71                       1.57
2.65                       1.59
2.77                       1.62
2.95                       1.64
3.06                       1.65
3.23                       1.67
3.45                       1.7
3.79                       1.72
4.12                       1.75
4.35                       1.81
4.42                       1.87
4.65                       1.96
4.79                       2.07
4.76                       2.19
4.65                       2.26
4.77                       2.34
5.12                       2.55
5.45                       2.86
5.58                       3.06
6.14                       3.21
7.08                       3.43
7.68                       3.74
8.56                       4.23
9.33                       4.75
10.05                      5.18
10.41                      5.37
10.74                      5.58
11.41                      5.8
11.97                      6.02
12.55                      6.1
13.35                      6.36
14.74                      6.65
16.74                      6.95
18.33                      7.39
18.48                      7.61
18.76                      7.83
19.06                      8.05
19.97                      8.26
20.89                      8.46


Sources: Ibbotson Associates, Stocks, Bonds, Bills and Inflation and Standard and Poor's Security Price Index Record.


Historical equity index returns suggest that stocks provide superior investment returns over the long term. Over short periods of time, however, the prices of individual stocks and the stock market as a whole can be very volatile. The table below shows best and worst average annual total returns for the S&P 500 over time spans of one, five, ten, and twenty years between 1926 and 1995.


================================================================================
VARIABILITY OF S&P 500 RETURNS
--------------------------------------------------------------------------------

                 1 YR       5 YRS      10 YRS      20 YRS

Best            53.99%      23.92%     20.06%      16.86%
Worst          -43.34      -12.47      -0.89        3.11

Source: Ibbotson Associates, Stocks, Bonds, Bills and Inflation. This analysis is based on historical annual total return figures for the S&P 500.

Notice that the difference between the best and worst return decreases as the measure of time increases. Stock market investing may not make sense for you unless you are prepared to ride out the markets' ups and downs.

As indicated below, Chart 3 compares the historical risk vs. return characteristics of stocks (represented by the S&P 500), bonds (represented by a 20-year U.S. Treasury bond), and Treasury bills. As you can see, historically, stocks have provided higher returns at greater risk than Treasury bonds and bills over the long term.


CHART 3 - Risk vs. Reward 1926-1995
[dot graph]


[graph data]
              Reward - Standard Deviation    Risk - Average Annual Total Return
S&P 500       20.42                          10.54
T-Bonds       9.25                           5.17
T-Bills       3.27                           3.72


Source: Ibbotson Associates, Stocks, Bonds, Bills and Inflation.

The historical S&P 500 data presented here are not intended to suggest that an investor would have achieved comparable results by investing in any one equity security or in managed portfolios of equity securities, such as the Funds, during the periods shown. The S&P 500 is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. Investors cannot invest directly in the S&P 500. The historical conditions that gave rise to the patterns illustrated here may not be repeated. Transaction costs and other expenses of managing a common stock portfolio are not reflected in the figures shown. S&P 500 is a registered service mark of Standard and Poor's Corporation.

-------------------
[information in right margin of page]
The Funds may also provide a means to enhance the "real," or inflation-adjusted, returns from your investment portfolio.
-------------------

-------------------
[information in left margin of page]
Keep in mind that seeking increased total return causes higher volatility.
-------------------

OTHER INVESTMENT POLICIES AND TECHNIQUES

CONVERTIBLE SECURITIES. Although the Funds' equity investments consist primarily of common stock, each Fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks, or warrants. BMC may purchase these securities if it believes that a company's convertible securities are undervalued in the market.

SHORT-TERM INSTRUMENTS. For liquidity purposes, each Fund may invest in high-quality money market instruments with remaining maturities of one year or less. Such instruments may include U.S. government securities, certificates of deposit, commercial paper, and bankers' acceptances.

Each Fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers that are deemed to present minimal credit risk. Credit risk determinations are made by BMC pursuant to guidelines established by the board of directors. A repurchase agreement involves the purchase of a security and a simultaneous agreement to sell the security back to the seller at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes bankrupt.


Each Fund may invest up to 5% of its total assets in any money market fund advised by BMC, provided that the investment is consistent with the Fund's policies and restrictions. For more information, see Investment Advisory Fees on page 32.


FOREIGN SECURITIES. Each Fund may invest in securities of foreign issuers, including instruments that trade on domestic or foreign securities exchanges in U.S. dollars or foreign currencies. Securities of foreign issuers may be affected by the strength of foreign currencies relative to the U.S. dollar or by political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental regulations comparable to those that affect U.S. companies, and there may be less public information about their operations.

SECURITIES LENDING. The Funds may lend their portfolio securities to banks and broker-dealers to earn additional income. Securities loans are subject to guidelines prescribed by the board of directors, which are set forth in the Statement of Additional Information. This practice could result in a loss or delay in recovering the Funds' securities. Loans are limited to 33-1/3% of each Fund's total assets.


FUTURES AND OPTIONS TRANSACTIONS. In order to manage each Fund's exposure to changes in market conditions, such as movements in securities prices, interest rates, and domestic and foreign economies, each Fund may invest up to 20% of its assets in futures and options. As with many investments, futures and options can be highly volatile. If BMC incorrectly judges market conditions in an attempt to reduce risk or enhance return or if certain markets pose liquidity difficulties, losses may occur and a Fund's value may be affected. Neither Fund will utilize futures and options for speculative purposes.


OTHER PORTFOLIO MANAGEMENT TECHNIQUES. BMC may buy other types of securities or employ other portfolio management techniques on behalf of the Funds. When SEC guidelines require it to do so, a Fund will set aside cash or appropriate liquid assets in a segregated account to cover its portfolio obligations. See the Statement of Additional Information for a more detailed discussion of these investments and some of the risks associated with them.


PORTFOLIO TRANSACTIONS

BMC selects brokerage firms solely on the basis of best net price and execution and expects to engage in regular trading on behalf of the Funds. An annual portfolio turnover rate of 150% or more is considered high, and Fund expenses may increase as a Fund's portfolio turnover rate increases. However, as described on page 3, each Fund's total operating expenses are limited to .75% of average daily net assets.

-------------------
[information in right margin of page]
Each Fund may invest in securities of foreign issuers that trade on domestic or foreign securities exchanges in U.S. dollars or foreign currencies.

Each Fund may use futures and options transactions to a limited extent.
-------------------

-------------------
[information in right margin of page]

Performance data and a discussion of factors that affected performance during the Fund's most recent reporting period are included in BEF's semiannual and annual reports to shareholders.

-------------------

PERFORMANCE

Mutual fund performance is commonly measured as yield or total return. It is based on historical fund performance and may be quoted in advertising and sales literature. Past performance is no guarantee of future results.

YIELD calculations show the rate of income the Funds earn on their investments as an annual percentage rate. The Funds' yields are calculated according to methods that are standardized for all stock and bond funds.

TOTAL RETURN represents the Funds' changes over a specified time period, assuming reinvestment of dividends and capital gains, if any. CUMULATIVE TOTAL RETURN illustrates the Funds' actual performance over a stated period of time. AVERAGE ANNUAL TOTAL return is a hypothetical rate of return that illustrates the annually compounded return that would have produced the same cumulative total return if the Funds' performance had been constant over the entire period. Average annual total returns smooth out variations in the Funds' performance; they are not the same as year-by-year results.


Performance data and a discussion of factors that affected performance during the Funds' most recent reporting period are included in the Funds' annual and semiannual reports to shareholders. These reports are routinely delivered to the Funds' shareholders. For a free copy, call one of the Fund Information numbers on page 16.

SHARE PRICE


The price of your shares is the net asset value ("NAV") next determined for the Fund after receipt of your instruction to purchase, convert or redeem. NAV is determined by calculating the total value of a Fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. NAV is determined on each day that the New York Stock Exchange (the "Exchange") is open.

Investments and requests to redeem shares will receive the share price next determined after receipt by Benham of the investment or redemption request. For example, investments and requests to redeem shares received by Benham before the close of business of the Exchange are effective on, and will receive the price determined on that day as of the close of the Exchange. Investment and redemption requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on the next day the Exchange is open.

Investments are considered received only when your check or wired funds are received by Benham. Wired funds are considered received on the day they are deposited in Benham's bank account if they are deposited before the close of business on the Exchange, usually 1:00 p.m. Pacific Time.

Investment and transaction instructions recieved by Benham on any business day by mail at its office prior to the close of business of the Exchange, usually 1:00 p.m. Pacific Time, will receive that day's price. Investments and instructions received after that time will receive the price deteremined on the next business day.


-------------------
Shares may be purchased and redeemed without any sales charge, commission, redemption fee, or 12b-1 fee, or contingent deferred sales load.
-------------------

-------------------
[information in left margin of page]
Overnight and special delivery mail (e.g., Federal Express, Express Mail, Priority Mail) should be sent to our street address: 1665 Charleston Rd. Mountain View California 94043. Failure to do so may result in transaction delays.
-------------------

HOW TO INVEST

To open an account, you must complete and sign an application. If an application is not enclosed with this Prospectus, you may request one by calling one of the Fund Information numbers listed below. If you prefer, we will fill out your application over the telephone and mail it to you for your signature. Separate forms are required to establish Benham-Sponsored Retirement Plan accounts, as discussed on pages 26 and 27.

Your investment will be credited to your account and begin earning interest at the next NAV calculated after The Benham Group or an authorized subtransfer agent receives and accepts your order. Payment of redemption proceeds may be delayed until we have your completed application on file and your investment matures (i.e., clears). See page 23 for details.

Benham Group Representatives are available at the telephone numbers listed below weekdays from 5:00 a.m. to 5:00 p.m. Pacific Time. For your protection, Benham records all telephone conversations with its telephone representatives.

FUND INFORMATION: for information about any Benham fund or other investment product, call 1-800-331-8331 or 1-415-965-4274.


INVESTOR SERVICES: to open an account, receive a Prospectus or Statement of Additional Information for a Benham fund or make transactions in an existing account, call 1-800-321-8321 or 1-415-965-4222.


Benham shareholders may make transactions and obtain prices, yields, and total return information for all Benham funds with TeleServ, our 24-hour automated telephone information service. Dial 1-800-321-8321 and press 1.

HOW TO BUY SHARES (Retirement investors, see pages 26 and 27).

================================================================================
METHOD           INSTRUCTIONS
--------------------------------------------------------------------------------
BY CHECK         Minimum initial investment: $1,000
                 Minimum additional investment: $100

                 MAKE YOUR INVESTMENT CHECK PAYABLE TO THE BENHAM GROUP. Mail the check with your completed application to

                 The Benham Group
                 P.O. Box 7730
                 San Francisco, California 94120-9853

                 FOR ADDITIONAL INVESTMENTS, enclose an investment slip preprinted with the account number to which your investment should be credited. If the payee information provided on the check does not agree with the information preprinted on the investment slip, we will follow the instructions preprinted on the slip.

                 If you do not have a preprinted investment slip, send your check with separate written instructions indicating the fund name and the account number. If the payee information provided on the check does not agree with the written instructions, we will follow the written instructions.

                 You may also invest your check in person at a Benham Investor Center. One is located at 1665 Charleston Road in Mountain View, California; the other is located at 2000 South Colorado Boulevard, Suite 1000, in Denver, Colorado.

                 WE WILL NOT ACCEPT CASH INVESTMENTS OR THIRD-PARTY CHECKS. We will, however, accept properly endorsed second-party checks made payable to the investor(s) to whose account the investment is to be credited.

                 We will also accept checks drawn on foreign banks or foreign branches of domestic banks and checks that are not drawn in U.S. dollars (U.S. $100 minimum). The cost of collecting payment on such checks will be passed on to the investor. These costs may be substantial, and settlement may involve considerable delays.

                 Investors will be charged $5 for every investment check returned unpaid.

================================================================================
METHOD           INSTRUCTIONS
--------------------------------------------------------------------------------
BY BANK WIRE     Minimum initial investment: $25,000
                 Minimum additional investment: $100

                 If you wish to OPEN AN ACCOUNT BY BANK WIRE, please call our Investor Services Department for more information and an account number. Bank wire investments should be addressed as follows:

                 State Street Bank and Trust Company
                 Boston, Massachusetts
                 ABA Routing Number 011000028
                 Beneficiary = Benham Equity Funds: [Name of Fund] AC [State Street Fund Account Number]
                 FBO [Your Name, Your Benham Fund Account Number]

                 Fund Names and State Street Fund Account Numbers:

                 Benham Income & Growth Fund..............0505 928 2
                 Benham Equity Growth Fund................0505 927 4

--------------------------------------------------------------------------------
BY EXCHANGE      Minimum initial investment: $1,000
                 Minimum additional investment: $100


                 You may exchange your shares for shares of any other Benham fund registered for sale in your state if you have received the fund's prospectus. Exchanges may be made by telephone (for identically registered accounts only), by written request, or in person. Certain restrictions apply; please see page 20 for details. You may open a new account by exchange, provided that you meet the minimum initial investment requirement.


--------------------------------------------------------------------------------
AUTOMATIC        Minimum: $25
INVESTMENT
SERVICES         These services are offered with respect to additional
                 investments only. See details on page 21.

PROCESSING YOUR PURCHASE


Shares will be purchased at the next NAV calculated after your investment is received and accepted by The Benham Group or an authorized subtransfer agent. An investment received and accepted before the close of business of the Exchange, normally 1:00 p.m. Pacific Time, will be included in your account balance the same day. If the investment is received after the close of business of the Exchange, usually 1:00 p.m. Pacific Time, it will be credited to your account the following business day. The Fund reserves the right to refuse any investment.


TELEPHONE TRANSACTIONS


Shareholders may order certain transactions (e.g., exchanges, wires, some types of redemptions) by telephone. This privilege is granted to Benham fund shareholders automatically; you need not specifically request this service, and you may not specifically decline it. ONCE YOUR TELEPHONE ORDER HAS BEEN PLACED, IT MAY NOT BE MODIFIED OR CANCELLED.


The Benham Group will not be liable for losses resulting from unauthorized or fraudulent instructions if it follows procedures designed to verify the caller's identity. BMC will request personal identification, record telephone calls, and send confirmation statements for every telephone transaction to the shareholder's record address. The Fund reserves the right to revise or terminate telephone transaction privileges at any time.

CONFIRMATION AND QUARTERLY STATEMENTS


All transactions are summarized on quarterly account statements. In addition, for every transaction that you request, a confirmation statement will be mailed to your record address. Please review these statements carefully. If you believe we have processed the transaction you requested incorrectly, please notify us as soon as possible. If you fail to notify us of an error with reasonable promptness, i.e., within 30 days of the date of your confirmation statement, we will deem you to have ratified the transaction.

-------------------
[information in left margin of page]
The free exchange privilege is a convenient way to buy shares in other Benham funds if your investment goals change.

Benham Open Orders allow investors to utilize a "buy low, sell high" investment strategy.
-------------------


ACCOUNT SERVICES

EXCHANGE PRIVILEGE


You may exchange your shares for shares of equivalent value in any other Benham fund registered for sale in your state. Such an exchange may generate a taxable gain or loss. An exchange request will be processed the same day if it is received before the funds' NAVs are calculated, which is one hour prior to the close of the Exchange, usually 12:00 p.m. Pacific Time for Benham Target Maturities Trust; and at the close of the Exchange, usually 1:00 p.m. Pacific Time for all other Benham funds.


The Benham Group discourages trading in response to short-term market fluctuations. Such activity may encumber BMC's ability to invest the funds' assets in accordance with their respective investment objectives and policies and may be disadvantageous to other shareholders. More than six exchanges per calendar year out of a variable-price fund may be deemed an abuse of the exchange privilege. For purposes of determining the number of exchanges made, accounts under common ownership or control will be aggregated.

Each Benham fund reserves the right to modify or revoke the exchange privilege of any shareholder or to limit or reject any exchange. Although each fund will attempt to give shareholders prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time.

OPEN ORDER SERVICE


The Benham Group's Open Order Service allows you to designate a price at which to buy or sell shares of a variable-price fund by exchange from or to a money market fund. To place a "buy" order, you designate a purchase price that is equal to or lower than the current NAV. To place a "sell" order, designate a sale price that is equal to or higher than the current NAV. If the designated price is met within 90 calendar days, we will automatically execute your order at the NAV calculated that day as of the close of the Exchange. If the designated price is not met within 90 calendar days, your Open Order to buy or sell shares automatically expires. If you are buying shares of a variable-price fund, we will exchange money from your money market account to purchase them. If you are selling shares of a variable-price fund, we will transfer the proceeds of that sale to your money market account. If you do not have a money market account, we will open one for you when we execute your Open Order.

If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so that the distribution does not inadvertently trigger an Open Order transaction on your behalf. If you close or reregister the account from which shares are to be redeemed, your Open Order will be canceled. Because of their time-sensitive nature, Open Order transactions may be made only by telephone or in person and are subject to the exchange limitations described in each fund's prospectus. All orders and cancellations received by one hour prior to the close of the Exchange, usually 12:00 p.m. Pacific Time, will be considered to be effective the same day. All orders and cancellation of orders not received one hour prior to the close of the Exchange, usually 12:00 p.m. Pacific Time, will be considered effective the following business day.


AUTOMATIC INVESTMENT SERVICES (AIS)

TREASURY DIRECT allows you to deposit interest and principal payments from Treasury securities directly into a Benham fund account.

PAYROLL DIRECT allows you to deposit any amount of your paycheck directly into a Benham fund account.

GOVERNMENT DIRECT allows you to deposit your entire U.S. government payment into a Benham fund account.

BANK DIRECT allows you to deposit a fixed amount from your bank account into a Benham fund account on the 1st and/or the 15th of each month (or the next business day).

DIRECTED DIVIDENDS allow you to invest all or part of your dividend earnings from one Benham fund account into one or more other Benham fund accounts. You may choose to receive a portion of your dividends in cash and to invest the remainder in another Benham fund account.

SYSTEMATIC EXCHANGES allow you to exchange from one Benham fund account to another Benham fund account on the 1st and/or the 15th of each month (or the next business day).

-------------------
[information in right margin of page]
Automatic Investment Services enable you to benefit from a dollar-cost averaging strategy.
-------------------

-------------------
[information in left margin of page]
You may redeem shares without charge.
-------------------


For more information about any of these services, please call our Investor Services Department at 1-800-321-8321 or 1-415-965-4222.


BROKER-DEALER TRANSACTIONS


The Benham Group charges no sales commissions, or "loads," of any kind. However, investors may purchase and sell shares through registered broker-dealers and other qualified institutions, who may charge fees for their services.

The Benham Group will accept orders for the purchase of shares from such institutions who agree in writing to pay in full for such shares in immediately available funds no later than 1:00 p.m. Pacific Time the following business day.


TDD SERVICE FOR THE HEARING IMPAIRED

TDD users may contact The Benham Group at 1-800-624-6338 or 1-415-965-4764. California residents may wish to contact us through the California Relay Service
(CRS) at 1-800-735-2929.

Your transaction requests via CRS will be handled on a recorded line. The Benham Group cannot accept responsibility for instructions miscommunicated by CRS.

EMERGENCY SERVICES

The Benham Group has established an alternate operations site from which we can access customer accounts and the mainframe computers used by the Benham funds in the event of an emergency. Telephone lines and terminals are currently in place. If our regular service is interrupted, the following numbers will automatically connect you to this site.

From within the U.S., including Alaska and Hawaii, call 1-800-321-8321.

From all foreign countries, call collect, 1-303-759-9337 or 1-510-820-1409. The operator will request your Benham fund account number before accepting the call.

HOW TO REDEEM YOUR INVESTMENT

When you place an order to redeem shares, your shares will be redeemed at the next NAV calculated after The Benham Group or an authorized subtransfer agent has received and accepted your redemption request. The

Funds' NAVs are normally calculated at the close of business of the Exchange, usually 1:00 p.m. Pacific Time. See page 15 for details.


Barring extraordinary circumstances prescribed by law, redemption proceeds are mailed within seven calendar days. However, if the shares to be redeemed were purchased by check, The Benham Group reserves the right to withhold the proceeds until the investment has matured (i.e., your payment has cleared); see maturity periods below.

--------------------------------------------------------------------------------
                                       Drawn from a           Maturity Period
   Type of Investment                California Bank?       (in business days)
--------------------------------------------------------------------------------
   Checks, cashiers' checks,
   and bank money orders                    Yes                   5 days
--------------------------------------------------------------------------------
   Same as above                            No                    8 days
--------------------------------------------------------------------------------
   U.S. Treasury checks,
   Traveler's checks,
   U.S. Postal money orders,
   Benham checks, bank wires,
   and AIS Deposits*                        N/A                    1 day

   *Does not include bank direct deposits, which take 8 business days to mature.
--------------------------------------------------------------------------------

If you hold shares in certificate form, redemption requests must be accompanied by properly endorsed certificates.


If you want to keep your account open, please maintain a balance of shares worth at least $1,000. If your account balance falls below $1,000 due to redemption, your account may be closed, but not without at least 30 days' notice and an opportunity to increase your account balance to the $1,000 minimum. This policy applies to Benham's Individual Retirement Accounts (IRAs), excluding SEP-IRAs, except that shareholders will receive at least 60 days' written notice and an opportunity to increase their account balance before their accounts are closed. Investors wishing to open a Benham-Sponsored Retirement Plan account should see pages 26 and 27 for details.

UNCASHED CHECKS. We may reinvest at the Fund's current NAV any distribution or redemption checks that remain uncashed for six months. Until we receive instructions to the contrary, subsequent distributions will be reinvested in the original account. Uncashed redemption checks may be reinvested in an identically registered account if the original account is closed.

HOW TO REDEEM SHARES (Retirement investors, see pages 26 and 27).

================================================================================
METHOD            INSTRUCTIONS
--------------------------------------------------------------------------------

BY TELEPHONE      The Benham Group will accept telephone redemption requests for any amount if the proceeds are to be sent to your predesignated bank account. Redemptions of $25,000 or less payable to the registered account owner(s) may also be ordered by telephone. All other redemption requests must be made in writing. ONCE YOUR TELEPHONE ORDER HAS BEEN PLACED, IT MAY NOT
                  BE MODIFIED OR CANCELLED.


--------------------------------------------------------------------------------
IN WRITING        Send a letter of instruction to


                  The Benham Group
                  Investor Services Department
                  1665 Charleston Road
                  Mountain View, California 94043


                  Your letter of instruction should specify
                  *  Your name
                  *  Your account number
                  *  The name of the Fund from which you wish to redeem shares
                  *  The dollar amount or number of shares you wish to redeem

                  For your protection, written redemption requests must be accompanied by SIGNATURE GUARANTEES under the following circumstances
                  * Redemption proceeds go to a party other than the registered account owner(s)
                  * Redemption proceeds go to an account other than your predesignated bank account
                  * Redemption proceeds go to the registered account owner(s), but the amount exceeds $25,000

                  If you have instructed The Benham Group to require more than one signature on written redemption requests, each of the required number of signers must have his or her signature guaranteed on the redemption requests. Signature guarantees may be provided by banks, savings and loan associations, savings banks, credit unions, stock brokerage firms, or a Benham Investor Center.

================================================================================
METHOD            INSTRUCTIONS
--------------------------------------------------------------------------------
IN WRITING        Shareholders must appear in person with identification to
(continued)       obtain a signature guarantee. Notary public certifications are not accepted in lieu of signature guarantees.

                  BFS may require written consent of all account owners prior to acting on the written instructions of any account owner.

--------------------------------------------------------------------------------
BY BANK WIRE      If you included bank wire information on your account
                  application or made subsequent arrangements to accommodate bank wire redemptions, you may wire funds to your bank by calling 1-800-321-8321 or 1-415-965-4222. The minimum amount for a bank wire redemption is $1,000. Allow at least two business days for redemption proceeds to be credited to your bank account.

--------------------------------------------------------------------------------

BY EXCHANGE       See details on page 20.

--------------------------------------------------------------------------------
AUTOMATIC         DIRECTED PAYMENTS. You may arrange for periodic redemptions
REDEMPTION        from your Benham fund account to your bank account or to
SERVICES          another designated payee.

                  SYSTEMATIC EXCHANGES. You may arrange for periodic exchange redemptions from one Benham fund account to another Benham fund account.

ABOUT BENHAM-SPONSORED RETIREMENT PLANS


Retirement plans offer investors a number of benefits, including the chance to reduce current taxable income and to take advantage of tax-deferred compounding. Retirement plan accounts require a special application; please let our Investor Services Department know if you want to establish this type of account. We suggest that you consult your tax advisor before establishing a retirement plan account. The minimum account balance for all Benham Individual Retirement Accounts (IRAs), excluding SEP-IRAs, is $1,000. If your balance falls below the $1,000 per fund account


================================================================================
PLAN TYPE         AVAILABLE TO              MAXIMUM ANNUAL CONTRIBUTION
                                            PER PARTICIPANT
--------------------------------------------------------------------------------
Contributory      An employed indi-         $2,000 or 100% of compensation
IRA               vidual under age 70 1/2.  (whichever is less).


--------------------------------------------------------------------------------

Spousal IRA       A nonworking spouse       $2,250 (can be split between
                  (under age 70 1/2) of a   Spousal and Contributory IRAs,
                  wage earner.              provided that no IRA receives
                                            more than a total of $2,000).
--------------------------------------------------------------------------------

Rollover IRA      An individual with a      None, as long as total amount is
                  distribution from an      eligible.
                  employer's retirement
                  plan or a rollover IRA.
--------------------------------------------------------------------------------

SEP-IRA           A self-employed indi-     $22,500 or 15% of compensation
                  vidual or a business.     (whichever is less).*


--------------------------------------------------------------------------------

Money             Same as for SEP-IRA.      $30,000 or 25% of compensation
Purchase Plan                               (whichever is less). Annual
(Keogh)                                     contribution is mandatory.*
--------------------------------------------------------------------------------

Profit            Same as for SEP-IRA.      $22,500 or 15% of compensation
Sharing Plan                                (whichever is less). Annual
(Keogh)                                     contribution is optional.*
--------------------------------------------------------------------------------

* Self-employed individuals should consult IRS Publication 560 for their annual contribution limits.

minimum, your account may be closed (see page 23 for details). This distribution may result in a taxable event and a possible penalty for early withdrawal. The minimum fund account balance for all other Benham-Sponsored Retirement Plan accounts is $100. Benham charges no fees for its IRAs but does charge low maintenance fees for its Keoghs.


YOU MUST COMPLETE SPECIFIC FORMS TO TAKE DISTRIBUTIONS (I.E., REDEEM SHARES) FROM A BENHAM-SPONSORED RETIREMENT PLAN ACCOUNT. PLEASE CALL OUR INVESTOR SERVICES DEPARTMENT AT 1-800-321-8321 FOR ASSISTANCE.


================================================================================
DEADLINE  FOR
OPENING ACCOUNT                             CONTRIBUTION DEADLINES
--------------------------------------------------------------------------------

You may open an account anytime,            Annual contributions can be made
but the deadline for establishing           from January 1 through April 15 of
and funding an IRA for the prior            the following tax year up to the
tax year is April 15.                       year you turn age 70 1/2.
--------------------------------------------------------------------------------

Same as for Contributory IRA.               Same as for Contributory IRA.



--------------------------------------------------------------------------------

You may open a Rollover IRA                 Eligible rollover contributions must
anytime.                                    be made within 60 days of receiv-
                                            ing your distribution. There is no
                                            age limit on rollover contributions.

--------------------------------------------------------------------------------

You may open an account anytime,            Must be made by employer's tax
but the deadline for establishing and       filing deadline (including
funding an account for the prior tax        extensions).
year is the employer's tax deadline
(including extensions).
--------------------------------------------------------------------------------

The end of the employer's plan              Same as for SEP-IRA.
year, usually December 31.

--------------------------------------------------------------------------------

The end of the employer's plan              Same as for SEP-IRA.
year, usually December 31.

--------------------------------------------------------------------------------

For all Benham-Sponsored Retirement Plans, you may begin taking distributions at age 59 1/2. You must begin to take required distributions by April 1 of the year after you turn age 70 1/2. You may take distributions from your IRA or SEP-IRA before you reach age 59 1/2; however, a penalty may apply.

-------------------
[information in left margin of page]
Each January, you will be informed of the tax status of dividends and capital gain distributions for the previous year.
-------------------

DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

BIGF's dividends are declared daily, accrued throughout the month, and expects to pay dividends at the end of the month. BEGF's dividends are declared and paid quarterly in March, June, September, and December. In December, each Fund may distribute an additional ordinary income dividend, consisting of net short-term capital gains and undistributed income, in order to preserve its status as a regulated investment company (mutual fund) under the Internal Revenue Code. Long-term capital gains, if any, will be declared once a year, typically in December. The directors may modify the Funds' distribution policies at any time.


DISTRIBUTION OPTIONS. You may choose to receive dividends and capital gain distributions in cash or to reinvest them in additional shares. (See Directed Dividends on page 21 for further information.) Please indicate your choice on your account application or contact our Investor Services Department. See page 23 for a discussion of our policy regarding uncashed distribution checks.


TAXES


Each Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended, by distributing all or substantially all of its net investment income and net realized capital gains to shareholders each year.


The Funds' dividends and capital gain distributions are subject to federal income tax and applicable state and local taxes whether they are received in cash or reinvested in additional shares. Distributions are generally taxable in the year they are declared.

Dividends from net investment income (including net short-term capital gains, if any) are taxable as ordinary income. Distributions of any net capital gains (net long-term capital gains minus net short-term capital losses) designated by the Funds as capital gain dividends are taxable as long-term capital gains, regardless of how long you have held your shares.


The Funds will send you a tax statement (Form 1099) by January 31 showing the tax status of distributions you received in the previous year and will file a copy with the IRS. You may realize a taxable gain or loss when you redeem (sell) or exchange shares. For most types of accounts, the proceeds from your redemption transactions will be reported to the IRS annually. However, because the tax treatment depends on your purchase price and your personal tax position, you should keep your regular statements to use in determining your taxes.


BUYING A DIVIDEND. The timing of your investment could have undesirable tax consequences. If you open a new account or buy more shares for your current account just before the day a dividend or distribution is reflected in your Fund's share price, you will receive a portion of your investment back as a taxable dividend or distribution.

BACKUP WITHHOLDING. The Funds are required by federal law to withhold 31% of reportable dividends and capital gains distributions (as well as redemptions from variable-price funds) payable to shareholders who have not complied with IRS regulations. These regulations require you to certify on your account application or on IRS Form W-9 that your social security or taxpayer identification number (TIN) is correct and that you are not subject to backup withholding from previous underreporting to the IRS, or that you are exempt from backup withholding.


The Benham Group may refuse to sell shares to investors who have not complied with this requirement, either before or at the time of purchase. Until we receive your certified TIN, we may redeem your Fund shares at any time.

-------------------
[information in left margin of page]
The Benham Group serves more than 475,000 investors.
-------------------

MANAGEMENT INFORMATION

ABOUT BENHAM EQUITY FUNDS

Benham Equity Funds (BEF) is a registered open-end management investment company that was organized as a California corporation on December 31, 1987. BEF currently consists of five series.


A board of directors oversees the Funds' activities and is responsible for protecting shareholders' interests. The majority of directors are not otherwise affiliated with BMC. BEF is neither required nor expected to hold annual meetings, although special meetings may be called for purposes such as electing or removing directors or amending a series' advisory agreement or investment policies. The number of votes you are entitled to is based upon the dollar value of your investment. Each Fund votes separately on matters that pertain to it exclusively. Under California corporate law, BEF shareholders have the right to cumulate votes in the election (or removal) of directors.


THE BENHAM GROUP


BMC is investment advisor to the funds in The Benham Group, which currently constitute more than $12 billion in assets. BMC, incorporated in California in 1971, became a wholly owned subsidiary of Twentieth Century Companies, Inc.
(TCC), a Delaware corporation, on June 1, 1995, upon the merger of Benham Management International, Inc., BMC's former parent, into TCC. TCC is a holding company that owns the operating companies that provide the investment management, transfer agency, shareholder service, and other services for the Twentieth Century family of funds, which now includes the Benham Group. The combined company offers 62 mutual funds and, as of February 8, 1996, has combined assets under managment in excess of $48 billion.

BMC supervises and manages the investment portfolios of The Benham Group and directs the purchase and sale of its investment securities. BMC utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the portfolios. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the funds' portfolios deemed appropriate in pursuit of the funds' investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds as necessary between team meetings.

The portfolio manager member of the team managing the funds described in this prospectus and his work experience for the last five years is as follows:

MR. STEVEN COLTON, Portfolio Manager, has been primarily responsible for the day-to-day operations of the Funds since December of 1990 for Benham Income & Growth Fund and May of 1991 for Benham Equity Growth Fund. Mr. Colton joined BMC in 1987 and has also managed the Benham Utilities Index Fund since its inception in March, 1993.

Benham Management Corporation (BMC) has adopted a Code of Ethics (the "Code"), which restricts personal investing practices. Among other provisions, the Code requires that employees with access to information about the purchase and sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to portfolio managers and other investment personnel, the Code prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.

ADVISORY AND SERVICE FEES

For investment advice and portfolio management services, each Fund pays BMC a monthly investment advisory fee based on its pro rata share of the dollar amount derived from applying BEF's average daily net assets to an investment advisory fee schedule. The investment advisory fee rate cannot exceed .50% of average daily net assets, and it drops to a marginal rate of .19% of average daily net assets as BEF assets increase.


-------------------
[information in right margin of page]
Benham Management Corporation provides investment advice and portfolio management services to the Funds.

Benham Financial Services, Inc. provides administrative and transfer agent services to the Funds.
-------------------

The following table illustrates investment advisory fees paid by the Funds for the fiscal year ended December 31, 1995. For each Fund, the figures shown represent investment advisory fees as a percentage of the Fund's average daily net assets and as a dollar amount per $1,000 of the Fund's average daily net assets.


INVESTMENT ADVISORY FEES


Income & Growth Fund                   .31%        $3.10
Equity Growth Fund                     .31%        $3.10


To avoid duplicative investment advisory fees, the Funds do not pay BMC investment advisory fees with respect to assets invested in shares of Benham money market funds.


BFS, a wholly owned subsidiary of TCC, is BEF's agent for transfer and administrative services. For administrative services, each Fund pays BFS a monthly fee equal to its pro rata share of the dollar amount derived from applying the average daily net assets of all of the funds in The Benham Group. The administrative fee rate ranges from .11% to .08% of average daily net assets, dropping as Benham Group assets increase. For transfer agent services, each Fund pays BFS a monthly fee for each shareholder transaction executed during that month.


Each Fund pays certain operating expenses directly, including, but not limited to: custodian, audit, and legal fees; fees of the independent directors; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, and reports to shareholders; insurance expenses; and costs of registering the Fund's shares for sale under federal and state securities laws. See the Statement of Additional Information for a more detailed discussion of independent director compensation.

EXPENSE LIMITATION AGREEMENT

An expense limitation agreement between BMC and the Funds is described on page
3.


In the following table, each Fund's total operating expenses for the fiscal year ended December 31, 1995, are expressed as a percentage of the Fund's average daily net assets and as a dollar amount per $1,000 of the Fund's average daily net assets.


TOTAL OPERATING EXPENSES


Income & Growth Fund                      .67%     $6.70
Equity Growth Fund                        .71%     $7.10

In compliance with rules promulgated by the SEC, the total operating expenses include amounts paid by third parties under expense offset arrangements with the Fund.


DISTRIBUTION OF SHARES

Benham Distributors, Inc. (BDI) and BMC distribute and market Benham products and services. BMC pays all expenses for promoting and distributing the Funds' shares. Neither Fund pays commissions to or receives compensation from broker-dealers.


BDI is a wholly owned subsidiary of TCC.

INVESTMENT ADVISOR

BENHAM MANAGEMENT CORPORATION
1665 Charleston Road
Mountain View, California 94043

DISTRIBUTOR

BENHAM DISTRIBUTORS, INC.
1665 Charleston Road
Mountain View, California 94043

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, Massachusetts 02101

TRANSFER AGENT

BENHAM FINANCIAL SERVICES, INC.
1665 Charleston Road
Mountain View, California 94043


INDEPENDENT AUDITORS


KPMG PEAT MARWICK LLP
3 Embarcadero Center
San Francisco, California 94111



DIRECTORS


James M. Benham
Albert A. Eisenstat
Ronald J. Gilson
Myron S. Scholes
Kenneth E. Scott
Ezra Solomon
Isaac Stein
James E. Stowers III
Jeanne D. Wohlers

The Benham Group of Investment Companies


Capital Preservation Fund
Capital Preservation Fund II
Benham Government Agency Fund
Benham Prime Money Market Fund
Benham Short-Term Treasury and Agency Fund
Benham Treasury Note Fund
Benham Long-Term Treasury and Agency Fund
Benham Adjustable Rate Government Securities Fund
Benham GNMA Income Fund
Benham Target Maturities Trust
Benham California Tax-Free and Municipal Funds*
Benham National Tax-Free Money Market Fund
Benham National Tax-Free Intermediate-Term Fund
Benham National Tax-Free Long-Term Fund
Benham Florida Municipal Money Market Fund**
Benham Florida Municipal Intermediate-Term Fund**
Benham Arizona Municipal Intermediate-Term Fund***
Benham Gold Equities Index Fund
Benham Income & Growth Fund
Benham Equity Growth Fund
Benham Utilities Income Fund
Benham Global Natural Resources Index Fund
Benham European Government Bond Fund
Benham Capital Manager Fund


* Available only to residents of California, Arizona, Colorado, Hawaii, Nevada, New Mexico, Oregon, Texas, Utah, and Washington.

** Available only to residents of Florida, California, Georgia, Illinois, Michigan, New Jersey, New York, and Pennsylvania.

*** Available  only to  residents  of  Arizona,  California,  Colorado,  Nevada,
    Oregon, Washington, and Texas.

                CONTENTS


                Summary of Fund Expenses ..................    3
                Financial Highlights ......................    4
                How the Funds Work ........................    7
                   Investment Objectives ..................    7
                   Core Investment Strategies .............    7
                Investment Considerations .................    9
                Other Investment Policies and Techniques ..   12
                Portfolio Transactions ....................   13
                Performance ...............................   14
                Share Price ...............................   15
                How to Invest .............................   16
                Account Services ..........................   20
                   Exchange Privilege .....................   20
                   Open Order Service .....................   20
                   Automatic Investment Services ..........   21
                   Broker-Dealer Transactions .............   22
                   TDD Service ............................   22
                   Emergency Services .....................   22
                How to Redeem Your Investment .............   22
                About Benham-Sponsored Retirement Plans ...   26
                Distributions and Taxes ...................   28
                   Dividends and Capital Gain Distributions   28
                   Taxes ..................................   28
                Management Information ....................   30
                   About Benham Equity Funds ..............   30
                   The Benham Group .......................   30
                   Advisory and Service Fees ..............   31
                   Expense Limitation Agreement ...........   33
                   Distribution of Shares .................   33

                           BENHAM INCOME & GROWTH FUND
                            BENHAM EQUITY GROWTH FUND

                          SERIES OF BENHAM EQUITY FUNDS

                               THE BENHAM GROUP(R)
                              1665 Charleston Road
                             Mountain View, CA 94043


               Investor Services: 1-800-321-8321 or 1-415-965-4222
               Fund Information: 1-800-331-8331 or 1-415-965-4274



                       STATEMENT OF ADDITIONAL INFORMATION


                                February 26, 1996

This Statement is not a prospectus but should be read in conjunction with the Funds' current Prospectus dated February 26, 1996. The Funds' Annual Report for the fiscal year ended December 31, 1995, is incorporated herein by reference. To obtain a copy of the Prospectus or the Annual Report, call or write The Benham Group.


                                TABLE OF CONTENTS


                                                              Page
                                                              ----
              Investment Policies and Techniques ...........    2
              Investment Restrictions ......................   11
              Portfolio Transactions .......................   13
              Valuation of Portfolio Securities ............   13
              Performance ..................................   14
              Taxes ........................................   16
              About Benham Equity Funds ....................   17
              Directors and Officers .......................   17
              Investment Advisory Services .................   19
              Administrative and Transfer Agent Services ...   21
              Direct Fund Expenses .........................   22
              Expense Limitation Agreements ................   22
              Additional Purchase and Redemption Information   23
              Other Information ............................   23

INVESTMENT POLICIES AND TECHNIQUES

The following paragraphs provide a more detailed description of the securities and investment practices identified in the Prospectus. Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the board of directors.

U.S. GOVERNMENT SECURITIES


The Funds may invest in U.S. government securities, including bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.


REPURCHASE AGREEMENTS


In a repurchase agreement (a "Repo"), a Fund buys a security at one price and simultaneously agrees to sell it back to the seller at an agreed upon price on a specified date (usually within seven days from the date of purchase) or on demand. The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon rate of return and that is unrelated to the interest rate on the underlying security. Delays or losses could result if the other party to the agreement defaults or becomes bankrupt.


Benham Management Corporation (BMC), the Funds' investment advisor, attempts to minimize the risks associated with repurchase agreements by adhering to the following criteria:

(1) Limiting the securities acquired and held by a Fund under repurchase agreement to U.S. government securities;

(2) Entering into repurchase agreements only with primary dealers in U.S. government securities (including bank affiliates) who are deemed to be creditworthy under guidelines established by a nationally recognized statistical rating organization and approved by the Funds' board of directors;

(3) Monitoring the creditworthiness of all firms involved in repurchase agreement transactions;

(4) Requiring the seller to establish and maintain collateral equal to 102% of the agreed-upon resale price, provided, however, that the board of directors may determine that a broker-dealer's credit standing is sufficient to allow collateral to fall to as low as 101% of the agreed-upon resale price before the broker-dealer deposits additional securities with the Fund's custodian or sub-custodian;

(5) Investing no more than 5% of a Fund's total assets in repurchase agreements that mature in more than seven days (together with any other illiquid security the Fund holds); and

(6) Taking delivery of all securities subject to repurchase agreement and holding them in an account at the Funds' custodian bank.

The Funds have received permission from the Securities and Exchange Commission
(SEC) to participate in pooled repurchase agreements collateralized by U.S. government securities with other mutual funds advised by its investment advisor, Benham Management Corporation (BMC). Pooled repos are expected to increase the income the Funds can earn from repo transactions without increasing the risks associated with these transactions.

WHEN-ISSUED AND FORWARD-COMMITMENT AGREEMENTS

Each Fund may engage in securities transactions on a when-issued or forward-commitment basis, in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward-commitment basis, a Fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. While a Fund will make commitments to purchase or sell securities on a when-issued or forward-commitment basis with the intention of actually receiving or delivering them, it may nevertheless sell the securities before the settlement date if it is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward-commitment basis, a Fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents, or high-quality securities in an amount sufficient to meet the purchase price. When the time comes to pay for when-issued securities, the Fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, through sales of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Selling securities to meet when-issued or forward-commitment obligations may generate capital gains or losses.

As an operating policy, each Fund will not commit more than 35% of its assets to when-issued or forward-commitment agreements. If fluctuations in the value of securities held cause more than 35% of a Fund's assets to be committed under when-issued or forward-commitment agreements, BMC need not sell such commitments, but it will be restricted from entering into further agreements on behalf of the Fund until the percentage of assets committed to such agreements is reduced to at least 35%. In addition, as an operating policy, each Fund will not enter into when-issued or forward-commitment transactions with settlement dates exceeding 120 days.

CONVERTIBLE SECURITIES

Each Fund may buy securities that are convertible into common stock. Listed below is a brief description of the various types of convertible securities the Funds may buy.

CONVERTIBLE BONDS are issued with lower coupons than nonconvertible bonds of the same quality and maturity, but they give holders the option to exchange their bonds for a specific number of shares of the company's common stock at a predetermined price. This structure allows the convertible bond holder to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common shares becomes more valuable.

CONVERTIBLE PREFERRED STOCKS are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed-income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

WARRANTS entitle the holder to buy the issuer's stock at a specific price for a specific period of time. The price of a warrant tends to be more volatile than, and does not always track, the price of its underlying stock. Warrants are issued with expiration dates. Once a warrant expires, it has no value in the market.

FOREIGN SECURITIES

Although the Funds may buy securities of foreign issuers in foreign markets, most of their foreign securities investments are made by purchasing American Depositary Receipts (ADRs), "ordinary shares," or "New York Shares" in the U.S. The Funds may invest in foreign-currency-denominated securities that trade in foreign markets if BMC believes that such investments will be advantageous to the Funds.

ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer. They are issued by U.S. banks and traded on exchanges or over the counter in the U.S. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the U.S. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Fund from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies and of dividends from such securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be very volatile.

Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less governmental supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad carries political and economic risks distinct from those associated with investing in the U.S. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment, or restrictions on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

To offset the currency risks associated with investing in securities of foreign issuers, a Fund may hold foreign currency deposits and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

Currencies may be exchanged on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. By entering into a forward contract to buy or sell the amount of foreign currency involved in a security transaction for a fixed amount of U.S. dollars, BMC can protect a Fund against losses resulting from adverse changes in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. However, it should be noted that using forward contracts to protect a Fund's foreign investments from currency fluctuations does not eliminate fluctuations in the prices of the underlying securities themselves. Forward contracts simply establish a rate of exchange that can be achieved at some future point in time. Additionally, although forward contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also limit any gain that might result if the hedged currency's value increases.

Foreign exchange dealers do not charge fees for currency conversions. Instead, they realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies. A dealer may offer to sell a foreign currency at one rate while simultaneously offering a lesser rate of exchange on the purchase of that currency.

BMC uses forward contracts for currency hedging purposes only and not for speculative purposes. The Funds are not required to enter into forward contracts with regard to their foreign holdings and will not do so unless it is deemed appropriate by the advisor.

Each Fund's assets are valued daily in U.S. dollars, although foreign currency holdings are not physically converted into U.S. dollars on a daily basis.

DEPOSITARY RECEIPTS


American Depositary Receipts and European Depositary Receipts ("ADR"s and "EDR"s) are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. ADRs and EDRs can be sponsored or unsponsored.


Sponsored ADRs and EDRs are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored ADRs and EDRS are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADR or EDR.

RESTRICTED SECURITIES

Restricted securities held by the Funds generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Fund may be required to pay all or a part of the registration expense, and a considerable period may elapse between the time it decides to seek registration of the securities and the time it is permitted to sell them under an effective registration statement. If, during this period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to try to register the securities.

SECURITIES LENDING

The Fund may lend its portfolio securities to earn additional income. If a borrower defaulted on a securities loan, the Fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased in the meantime, the Fund could suffer a loss.

To minimize the risk of default on securities loans, BMC adheres to the following guidelines prescribed by the board of directors:

(1) TYPE AND AMOUNT OF COLLATERAL. At the time a loan is made, the Fund must receive, from or on behalf of the borrower, collateral consisting of any combination of cash and full faith and credit U.S. government securities equal to not less than 102% of the market value of the securities loaned. Cash collateral received by the Fund in connection with loans of portfolio securities may be commingled by the Fund's custodian with other cash and marketable securities, provided that the loan agreement expressly allows such commingling. The loan must not reduce the risk of loss or opportunity for gain in the securities loaned.

(2) ADDITIONS TO COLLATERAL. Collateral must be marked to market daily, and the borrower must agree to add collateral to the extent necessary to maintain the 102% level specified in guideline (1). The borrower must deposit additional collateral no later than the business day following the business day on which a collateral deficiency occurs or collateral appears to be inadequate.

(3) TERMINATION OF LOAN. The Fund must have the ability to terminate any loan of portfolio securities at any time. The borrower must be obligated to redeliver the borrowed securities within the normal settlement period following receipt of the termination notice.

(4) REASONABLE RETURN ON LOAN. The borrower must agree that the Fund (a) will receive all dividends, interest, or other distributions on loaned securities and (b) will be paid a reasonable return on such loans either in the form of a loan fee or premium or from the retention by the Fund of part or all of the earnings and profits realized from the investment of cash collateral in full faith and credit U.S government securities.

(5) LIMITATIONS ON PERCENTAGE OF PORTFOLIO SECURITIES ON LOAN. The Fund's loans may not exceed 33-1/3% of its total assets.

(6) CREDIT ANALYSIS. As part of the regular monitoring procedures set forth by the board of directors that BMC follows to evaluate banks and broker-dealers in connection with, for example, repurchase agreements and municipal securities credit issues, BMC will analyze and monitor the creditworthiness of all borrowers with which portfolio lending arrangements are contemplated or entered into.

If a borrower fails financially, there may be delays in recovering loaned securities and a loss in the value of collateral. However, loans will only be made to parties that meet the guidelines prescribed by the board of directors.


PUT OPTIONS ON INDIVIDUAL SECURITIES

Each Fund may buy puts with respect to stocks underlying its convertible security holdings. For example, if BMC anticipates a decline in the price of the stock underlying a convertible security a Fund holds, it may purchase a put option on the stock. If the stock price subsequently declines, an increase in the value of the put option could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security.


FUTURES AND OPTIONS TRANSACTIONS

FUTURES CONTRACTS provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

Although futures contracts, by their terms, call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. Closing out a futures position is done by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold, or selling a contract that has previously been bought).

To initiate and maintain open positions in futures contracts, a Fund is required to make a good faith margin deposit in cash or government securities with a broker or custodian. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish deposit requirements that are higher than the exchange minimums.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, the contract holder is required to pay an additional "variation" margin. Conversely, changes in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to or from the futures broker as long as the contract remains open and do not constitute margin transactions for purposes of the Funds' investment restrictions.

Those who trade futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities they hold or expect to acquire for investment purposes. Speculators are less likely to own the securities underlying the futures contracts they trade and are more likely to use futures contracts with the expectation of realizing profits from fluctuations in the prices of the underlying securities.

Although techniques other than trading futures contracts can be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Funds pay brokerage commissions in connection with opening and closing out futures positions, these costs are generally lower than the transaction costs incurred in the purchase and sale of the underlying securities.

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONs. If a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party chooses to exercise the option. When writing an option on a futures contract, the Fund will be required to make margin payments to a broker or custodian as described above for futures contracts. The Fund may seek to terminate its position in a put option before it is exercised by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If security prices rise, a put writer would generally expect to profit, although the gain would be limited to the amount of the premium received. If security prices remain the same over time, it is likely that the writer will also profit by being able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates a Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price even if its current value is greater, a call writer gives up some ability to participate in security price increases.

COMBINED POSITIONS. A Fund may purchase and write options in combination with one another, or in combination with futures or forward contracts, in order to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility in tailoring an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organizations of the exchanges where they are traded. The risk of illiquidity is also greater with OTC options because these options generally can be closed out only by negotiation with the other party to the option.

OPTIONS ON FUTURES. By purchasing an option on a futures contract, a Fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed "strike" price. The Fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the Fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a Fund to make margin payments unless the option is exercised.

CORRELATION OF PRICE CHANGES. Price changes of a Fund's futures and options positions may not be well correlated with price changes of its other investments. This may be because of differences between the underlying indexes and the types of securities the Fund invests in. For example, if a Fund sold a broad-based index futures contract to hedge against a stock market decline while completing sales of specific securities in its investment portfolio, the prices of the securities could move in a different direction than the broad market index represented by the index futures contract. In the case of an S&P 500 futures contract purchased by a Fund, either in anticipation of stock purchases or in an effort to be fully invested, failure of the contract to track the Index accurately could hinder the Fund from achieving its investment objective.

Options and futures prices can also diverge from the prices of their underlying instruments even if the underlying instruments match the Fund's investments. Options and futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract; these factors may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from the imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in an effort to compensate for differences in volatility between the contract and the securities, although this strategy may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

LIQUIDITY OF FUTURES CONTRACTS AND OPTIONS. There is no assurance a liquid secondary market will exist for any particular futures contract or option at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for futures contracts and options and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract were not liquid because of price fluctuation limits or otherwise, prompt liquidation of unfavorable positions could be difficult or impossible, and the Fund could be required to continue holding a position until delivery or expiration regardless of changes in value. Under these circumstances, the Fund's access to assets held to cover its futures and options positions also could be impaired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS.


The Funds have filed a notice of eligibility for exclusion as a "commodity pool operator" with the CFTC and the National Futures Association, which regulates trading in the futures markets. The Funds intend to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which the Funds can commit assets to initial margin deposits and options premiums.


Each Fund may enter into futures contracts, options, or options on futures contracts, provided that such obligations represent no more than 20% of the Fund's net assets. Under the Commodity Exchange Act, a Fund may enter into futures and options transactions for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums and for other than hedging purposes provided that assets committed to initial margin and option premiums do not exceed 5% of the Fund's net assets. To the extent required by law, each Fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts and options.

The Funds intend to comply with tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held less than three months constitute less than 30% of a Fund's gross income for each fiscal year. Gains on some futures contracts and options are included in this 30% calculation, which may limit the Funds' investments in such instruments.

FUTURES AND OPTIONS RELATING TO FOREIGN CURRENCIES. Each Fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. Each Fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts.

Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, although it may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency futures and options are similar to those of futures and options relating to securities or indexes, as described above. Currency futures and option values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Fund's investments. A currency hedge, for example, should protect a deutsche-mark-denominated security from a decline in the deutsche mark, but it will not protect the Fund against a price decline resulting from a deterioration in the issuer's creditworthiness. Because the value of a Fund's foreign-currency-denominated investments will change in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's foreign investments over time.

INVESTMENT RESTRICTIONS


The Funds' investment restrictions are set forth below. These restrictions are fundamental and may not be changed without approval of a majority of the votes of shareholders of the Fund as determined in accordance with the Investment Company Act of 1940. Unless otherwise indicated, percentage limitations included in the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

EACH FUND MAY NOT

(1) With respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in securities of that issuer.

(2) Purchase the securities of any one issuer if immediately after such purchase the Fund would hold more than 10% of the outstanding voting securities of that issuer.

(3) Borrow money except from a bank as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes and then only in an amount not exceeding 33-1/3% of the market value of the Fund's total assets so that immediately after any such borrowing asset coverage of at least 300% for all such borrowings exists. To secure any such borrowing, the Fund may not mortgage, pledge, or hypothecate in excess of 33-1/3% of the value of its total assets. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The Fund may also borrow money for temporary or emergency purposes from other funds or portfolios for which Benham Management Corporation is the investment advisor, or from a joint account of such funds or portfolios, as permitted by federal regulatory agencies.

(4)   Act as an underwriter of securities issued by others.

(5) Purchase real estate, real estate mortgage loans, interests in real estate limited partnerships, or interests in oil, gas or mineral exploration or development programs or leases, provided that this limitation shall not prohibit (i) the purchase of U.S. Government securities and other debt securities secured by real estate or interests therein; (ii) the purchase of marketable securities issued by companies or investment trusts that deal in real estate or interests therein; or (iii) purchase of marketable securities issued by companies or other entities or investment vehicles that engage in businesses relating to the development, exploration, mining, processing or distributing of oil, gas, or minerals.

(6) Engage in any short-selling operations (except by selling futures contracts).

(7) Make loans to others, except for the lending of portfolio securities pursuant to guidelines established by the board of directors or in connection with purchase of debt securities in accordance with the Fund's investment objective and policies. The Fund may also lend money to other funds or portfolios for which BMC is the investment advisor, as permitted under investment restriction (3) above.

(8) Purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. Warrants acquired by the Fund at any time in units or attached to securities are not subject to this restriction.

(9) Purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions, provided that the Fund may make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts.

(10) Invest in securities that are not readily marketable or the disposition of which is restricted under federal securities laws (collectively "illiquid securities") if, as a result, more than 5% of the Fund's net assets would be invested in illiquid securities.

(11) Issue or sell any class of senior security as defined in the Investment Company Act of 1940 except for notes or other evidences of indebtedness permitted under investment restriction (3) above and except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued or delayed delivery basis might be deemed such.

(12) Except in connection with a merger, consolidation, acquisition, or reorganization, invest in the securities of other investment companies, including investment companies advised by BMC, if, immediately after such purchase or acquisition, more than 10% of the value of the Fund's total assets would be invested in such securities in the aggregate or more than 5% in any one such security.

(13) Purchase or retain securities of any issuer if, to the knowledge of the Fund's management, those officers and directors of the Fund and of its investment advisor who each own beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities.

(14) Invest in securities of an issuer that, together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the total assets of the Fund would then be invested in such securities.

(15) Invest in the securities of any one issuer if, immediately after such purchase, more than 25% of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry.

PORTFOLIO TRANSACTIONS

Each Fund's assets are invested by BMC in a manner consistent with the Fund's investment objectives, policies and restrictions and with any instructions from the board of directors that may be issued from time to time. Within this framework, BMC is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Funds. In placing orders for the purchase and sale of portfolio securities, BMC will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to and in accordance with any instructions from the board of directors that may be issued from time to time. BMC will select broker-dealers to execute portfolio transactions on behalf of the Funds solely on the basis of best price and execution.

The Funds' annual portfolio turnover rates are not expected to exceed 150%. Because a higher turnover rate increases transaction costs and may increase taxable capital gains, the advisor carefully weighs the potential benefits of short-term investing against these considerations.


The following table illustrates the Funds' portfolio turnover rates for the fiscal years ended December 31, 1995 and 1994.


PORTFOLIO TURNOVER RATES


                                      FISCAL            FISCAL
FUND                                   1995              1994

Income & Growth Fund                   69.88%           67.96%
Equity Growth Fund                    125.86            94.09

Brokerage commissions paid by each Fund during the fiscal years ended December 31, 1995, 1994, and 1993, are indicated in the following table.


BROKERAGE COMMISSIONS


                                FISCAL            FISCAL            FISCAL
FUND                             1995              1994              1993

Income & Growth Fund           $367,093          $236,642          $214,496
Equity Growth Fund              320,306           178,344           134,712


VALUATION OF PORTFOLIO SECURITIES


Each Fund's net asset value per share ("NAV") is determined by Benham Financial Services, Inc. (BFS) usually at 1:00 p.m. Pacific Time on each day the New York Stock Exchange (the "Exchange") is open for business. The Exchange has designated the following holiday closings for 1996: New Year's Day (observed), Presidents` Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although BFS expects the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.

BMC typically completes its trading on behalf of the Funds in various markets before the Exchange closes for the day. Securities are valued at market, depending upon the market or exchange on which they trade. Price quotations for exchange-listed securities are taken from the primary exchanges on which these securities trade. Securities traded on exchanges will be valued at their last sale prices. If no sale is reported, the mean between the latest bid and asked prices is used. Securities traded over-the-counter will be valued at the mean between the latest bid and asked prices. Fixed-income securities are priced at market value on the basis of market quotations supplied by independent pricing services. Trading of securities in foreign markets may not take place on every day the Exchange is open, and trading takes place in various foreign markets on days on which the Exchange and the Funds' offices are not open and the Funds' net asset values are not calculated. The Funds' net asset values may be significantly affected on days when shareholders have no access to the Funds. Securities for which market quotations are not readily available, or which may change in value due to events occuring after their primary exchange has closed for the day, are valued at fair market value as determined in good faith under the direction of the board of directors.

PERFORMANCE


The Funds may quote performance in various ways. Historical performance information will be used in advertising and sales literature.


Yield quotations for each Fund are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing the Fund's net investment income by its share price on the last day of the period, according to the following formula:

                          YIELD = 2 [(a - b + 1)6 - 1]
                                       cd
where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.



Total returns quoted in advertising and sales literature reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time but changes from year-to-year, and that average annual returns represent averaged figures as opposed to actual year-to-year performance.

The Funds' average annual total returns for the one-year and life-of-fund periods ended December 31, 1995, are indicated in the following table.

AVERAGE ANNUAL TOTAL RETURNS


FUND                            ONE YEAR           5 YEAR          LIFE OF FUND*

Income & Growth Fund             36.88%            17.85%             18.01%
Equity Growth Fund               34.56              N/A               13.90


* Income & Growth Fund commenced operations on December 17, 1990. Equity Growth Fund commenced operations on May 9, 1991.

In addition to average annual total returns, each Fund may quote unaveraged or cumulative total returns, which reflect the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

The Funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike Benham funds, are sold with a sales charge or deferred sales charge. Economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note, and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London am/pm fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The funds may also utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

Indexes may assume reinvestment of dividends, but generally they do not reflect administrative and management costs such as those incurred by a mutual fund.

Occasionally statistics may be used to illustrate Fund volatility or risk. Measures of volatility or risk generally are used to compare a Fund's net asset value or performance to a market index. One measure of volatility is "beta." Beta expresses Fund volatility relative to the total market as represented by the S&P 500. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is "standard deviation." Standard deviation is used to measure variability of net asset value or total return relative to an average over a specified period of time. The premise is that greater volatility connotes greater risk undertaken to achieve desired performance.

The Funds' shares are sold without a sales charge (load). No-load funds offer an advantage to investors when compared to load funds with comparable investment objectives and strategies. For example, if you invest $10,000 in a no-load fund, 100% of your investment is used to buy shares. If you invest $10,000 in a fund with a 5.5% load, only $9,450 ($10,000 minus $550) is used to buy shares. Over time, this difference can have a significant effect on total return. Assuming a compounded annual growth rate of 10% for both investments, the no-load fund investment would be worth $25,937 after ten years, while the load fund investment would be worth only $24,511.

The Benham Group has distinguished itself as an innovative provider of low-cost, true no-load mutual funds. Among other innovations, The Benham Group established the first no-load fund that invests primarily in zero-coupon U.S. Treasury securities; the first no-load double tax-free California short-term bond fund; the first no-load adjustable rate government securities fund; and the first no-load utilities fund designed to pay monthly dividends.



TAXES


Each Fund intends to qualify annually as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. By so qualifying, a Fund will not be subject to federal and California income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains distributed to shareholders.


Distributions from the Funds are taxable to shareholders regardless of whether they are taken in cash or reinvested in additional shares. For federal income tax purposes, shareholders receiving distributions in the form of additional shares will have a basis in each such share equal to the Fund's net asset value per share on the reinvestment date.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. To the extent that a Fund's dividends consist of dividend income from domestic corporations, such dividends may be eligible for the dividends-received deduction available to corporations. Shareholders will be notified annually of the federal tax status of distributions. Upon redeeming, selling, or exchanging shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares liquidated. The gain or loss generally will be long-term or short-term depending on the length of time the shares were held. However, a loss recognized by a shareholder in the disposition of shares on which capital gain dividends were paid (or deemed paid) before the shareholder had held his or her shares more than six months would be treated as a long-term capital loss for tax purposes. A gain realized on the redemption, sale, or exchange of shares would not be affected by the reacquisition of shares. A loss realized on the redemption, sale, or exchange of shares would be disallowed to the extent that the shares disposed of were replaced (whether through reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date shares were disposed of. Under such circumstances, the basis of the shares acquired would be adjusted to reflect the disallowed loss.

The information above is only a summary of some of the tax considerations affecting the Funds and their shareholders; no attempt has been made to discuss individual tax consequences. Shareholders who are neither citizens nor residents of the U.S. may be subject to a nonresident alien withholding tax of 30% or a lower treaty rate, depending on the country in which they reside. The Funds' distributions also may be subject to state, local, or foreign taxes. A prospective investor may wish to consult a tax advisor to determine whether either Fund is a suitable investment based on his or her tax situation.

ABOUT BENHAM EQUITY FUNDS


Benham Equity Funds (BEF) was organized as a California corporation on December 31, 1987, under the name "Benham Equities, Inc." The corporation was renamed Benham Equity Funds on September 2, 1988. BEF is authorized to issue ten series and to issue two billion (2,000,000,000) shares of each such series. Within each series, the directors may issue an unlimited number of shares. Currently, there are four classes of shares: Benham Gold Equities Index Fund, Benham Income & Growth Fund, Benham Equity Growth Fund, and Benham Utilities Income Fund. With respect to each series, shares issued are fully paid and nonassessable and have no preemptive, conversion, or similar rights. All consideration received by BEF for shares of any series, and all assets, income, and gains (or losses) earned thereon, belong to that series exclusively and are subject to the liabilities related thereto.

Shares of each series have equal voting rights, provided that each series votes separately on matters that pertain to it exclusively. BEF has instituted dollar-based voting, meaning the number of votes you are entitled to is based upon the dollar value of their investment. Under California Corporations Code
Section 708, shareholders have the right to cumulate votes in the election (or removal) of directors. For example, if six directors are proposed for election, a shareholder may cast six votes for a single candidate, or three votes for each of two candidates, etc.


CUSTODIAN BANK: State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02101, is custodian of each Fund's assets. Services provided by the custodian bank include (i) settling portfolio purchases and sales, (ii) reporting failed trades, (iii) identifying and collecting portfolio income, and
(iv) providing safekeeping of securities. The custodian takes no part in determining the Funds' investment policies or in determining which securities are sold or purchased by the Funds.


INDEPENDENT AUDITORS: KPMG Peat Marwick LLP, 3 Embarcadero Center, San Francisco, California 94111, serves as the Fund's independent auditors. KPMG audits the annual report and provides tax and other services as auditors.


DIRECTORS AND OFFICERS


BEF's activities are overseen by a board of directors, including seven independent directors. The individuals listed below whose names are marked with an asterisk (*) are "interested persons" of BEF (as defined in the Investment Company Act of 1940) by virtue of, among other considerations, their affiliation with either BEF; BEF's investment advisor, Benham Management Corporation (BMC); BEF's agent for transfer and administrative services, Benham Financial Services, Inc. (BFS); BEF's distribution agent, Benham Distributors, Inc. (BDI); the parent corporation, Twentieth Century Companies, Inc. (TCC) or TCC's subsidiaries; or other funds advised by BMC. Each director listed below also serves as a trustee or director of other funds in The Benham Group. Unless otherwise noted, dates in parentheses indicate the dates the director or officer began his or her service in a particular capacity. The directors' and officers' address is 1665 Charleston Road, Mountain View, California 94043 and 4500 Main Street, Kansas City, Missouri 64111.

DIRECTORS

*JAMES M. BENHAM, chairman of the board of directors (1988). Mr. Benham is also chairman of the boards of BFS (1985), BMC (1971), and BDI (1988); president of BMC (1971), and BDI (1988); and a member of the board of governors of the Investment Company Institute (1988). Mr. Benham has been in the securities business since 1963, and he frequently comments through the media on economic conditions, investment strategies, and the securities markets.

ALBERT A. EISENSTAT, independent trustee (1995). Mr. Eisenstat is an independent director of each of Commercial Metals Co. (1982), Sungard Data Systems (1991) and Business Objects S/A (1994). Previously, he served as vice president of corporate development and corporate secretary of Apple Computer and served on its Board of Directors (1985 to 1993).

RONALD J. GILSON, independent director (1995); Charles J. Meyers Professor of Law and Business at Stanford Law School (1979) and the Mark and Eva Stern Professor of Law and Business at Columbia University School of Law (1992); counsel to Marron, Reid & Sheehy (a San Francisco law firm, 1984).


MYRON S. SCHOLES, independent director (1988). Mr. Scholes is a principal of Long-Term Capital Management (1993). He is also Frank E. Buck Professor of Finance at the Stanford Graduate School of Business (1983) and a director of Dimensional Fund Advisors (1982) and the Smith Breeden Family of Funds (1992). From August 1991 to June 1993, Mr. Scholes was a managing director of Salomon Brothers Inc. (securities brokerage).

KENNETH E. SCOTT, independent director (1988). Mr. Scott is Ralph M. Parsons Professor of Law and Business at Stanford Law School (1972) and a director of RCM Capital Funds, Inc. (June 1994).

EZRA SOLOMON, independent director (1988). Mr. Solomon is Dean Witter Professor of Finance Emeritus at the Stanford Graduate School of Business, where he served as Dean Witter Professor of Finance from 1965 to 1990, and a director of Encyclopedia Britannica.

ISAAC STEIN, independent director (1992). Mr. Stein is former chairman of the board (1990 to 1992) and chief executive officer (1991 to 1992) of Esprit de Corp. (clothing manufacturer). He is a member of the board of Raychem Corporation (electrical equipment, 1993), president of Waverley Associates, Inc. (private investment firm, 1983), and a director of ALZA Corporation (pharmaceuticals, 1987). He is also a trustee of Stanford University (1994) and chairman of Stanford Health Services (hospital, 1994).


*JAMES E. STOWERS III, director (1995), president and chief executive officer
(1996); Mr. Stowers is president and director, Twentieth Century Investors, Inc., TCI Portfolios, Inc., Twentieth Century World Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Companies, Inc., Investors Research Corporation and Twentieth Century Services, Inc.


JEANNE D. WOHLERS, independent director (1988). Ms. Wohlers is a private investor and an independent director and partner of Windy Hill Productions, LP. Previously, she served as vice president and chief financial officer of Sybase, Inc. (software company, 1988 to 1992).

OFFICERS

*JAMES E. STOWERS III,  president, and chief executive officer (1996).

*ANN N. MCCOID, controller (1988).

*DOUGLAS A. PAUL, secretary (1988), vice president (1990), and general counsel
(1990).

*MARYANNE ROEPKE, chief financial officer and treasurer (1995).

The following table summarizes the compensation that the directors of the Fund received for the Fund's fiscal year ended December 31, 1995, as well as the compensation received for serving as director or trustee of all other Benham funds.

                                           DIRECTOR COMPENSATION FOR THE FISCAL YEAR ENDED
                                                            December 31, 1995

---------------------------------------------------------------------------------------------------------------------------
      NAME OF                AGGREGATE             PENSION OR               ESTIMATED                 TOTAL
     DIRECTOR              COMPENSATION        RETIREMENT BENEFITS       ANNUAL BENEFITS          COMPENSATION
                               FROM            ACCRUED AS PART OF        UPON RETIREMENT          FROM FUND AND
                             EACH FUND            FUND EXPENSES                                   FUND COMPLEX
                                                                                               PAID TO DIRECTORS**
---------------------------------------------------------------------------------------------------------------------------
Albert A. Eisenstat   $      0 (BIGF)              Not Applicable          Not Applicable            $0
                             0 (BEGF)
---------------------------------------------------------------------------------------------------------------------------
Ronald J. Gilson      $    861 (BIGF)              Not Applicable          Not Applicable            $48,833
                           781 (BEGF)
---------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes      $   1578 (BIGF)              Not Applicable          Not Applicable            $65,625
                          1376 (BEGF)
---------------------------------------------------------------------------------------------------------------------------
Kenneth E. Scott      $   1578 (BIGF)              Not Applicable          Not Applicable            $65,125
                          1375 (BEGF)
---------------------------------------------------------------------------------------------------------------------------
Ezra Solomon          $   1597 (BIGF)              Not Applicable          Not Applicable            $58,792
                          1382 (BEGF)
---------------------------------------------------------------------------------------------------------------------------
Isaac Stein           $   1587 (BIGF)              Not Applicable          Not Applicable            $63,625
                          1376 (BEGF)
---------------------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers     $   1601 (BIGF)              Not Applicable          Not Applicable            $67,375
                          1384 (BEGF)
---------------------------------------------------------------------------------------------------------------------------

*  Interested directors receive no compensation for their services as such.

** The Benham Group Fund Complex currently consists of 10 registered investment companies.

As of January 31, 1996, the officers and directors, as a group, owned less than 1% of the outstanding shares of each Fund.


INVESTMENT ADVISORY SERVICES


Each Fund has an investment advisory agreement with BMC dated May 31, 1995, that was approved by shareholders on that date.

BMC is a California corporation and a wholly owned subsidiary of TCC, a Delaware corporation. BMC, as well as BFS and BDI, became wholly owned subsidiaries of TCC on June 1, 1995, upon the merger of Benham Management International (BMI), the former parent of BFS and BDI, into TCC. BMC has served as investment advisor to the Fund since the Fund's inception. TCC is a holding company that owns all of the stock of the operating companies that provide the investment management, transfer agency, shareholder service, and other services for the Twentieth Century funds. James E. Stowers, Jr., controls TCC by virtue of his ownership of a majority of its common stock. BMC has been a registered investment advisor since 1971 and is investment advisor to other funds in The Benham Group.

Each Fund's agreement with BMC continues for an initial period of two years and thereafter from year-to-year provided that, after the initial two year period, it is approved at least annually by vote of either a majority of the Fund's outstanding voting securities or by vote of a majority of the Fund's directors, including a majority of those directors who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.


Each Fund's agreement is terminable on sixty days' written notice, either by the Fund or by BMC, to the other party and terminates automatically in the event of its assignment.

Pursuant to the investment advisory agreements, BMC provides each Fund with investment advice and portfolio management services in accordance with the Fund's investment objectives, policies, and restrictions. BMC determines what securities will be purchased and sold by the Funds and assist the Funds' officers in carrying out decisions made by the board of directors.

For these services, each Fund pays BMC a monthly investment advisory fee equal to its pro rata share of the dollar amount derived from offering a percentage of BEF's average daily net assets to the following investment advisory fee rate schedule:

                  .50% of the first $100 million
                  .45% of the next $100 million
                  .40% of the next $100 million
                  .35% of the next $100 million
                  .30% of the next $100 million
                  .25% of the next $1 billion
                  .24% of the next $1 billion
                  .23% of the next $1 billion
                  .22% of the next $1 billion
                  .21% of the next $1 billion
                  .20% of the next $1 billion
                  .19% of net assets over $6.5 billion


Investment advisory fees paid by each Fund to BMC for the fiscal years ended December 31, 1995, 1994, and 1993, are indicated in the following table. Fee amounts are net of reimbursements as described below.

INVESTMENT ADVISORY FEES

                                FISCAL            FISCAL            FISCAL
FUND                             1995              1994              1993

Income & Growth Fund           $857,968          $778,787          $538,545
Equity Growth Fund              412,627           303,587           222,347


ADMINISTRATIVE AND TRANSFER AGENT SERVICES


BFS, a wholly owned subsidiary of TCC, is BEF's agent for transfer and administrative services. For administrative services, each Fund pays BFS a monthly fee based on its pro rata share of the dollar amount derived from applying the average daily net assets of all of the funds in The Benham Group to the following administrative fee schedule:


GROUP ASSETS                          ADMINISTRATIVE FEE RATE

up to $4.5 billion                              .11%
up to $6 billion                                .10
up to $9 billion                                .09
over $9 billion                                 .08

For transfer agent services, each Fund pays BFS a monthly fee of $1.3958 (Income & Growth Fund) or $1.1875 (Equity Growth Fund) for each shareholder account maintained and $1.35 (both Funds) for each shareholder transaction executed during that month.


Administrative service and transfer agent fees paid by each Fund to BFS for the fiscal years ended December 31, 1995, 1994, and 1993, are indicated in the following tables. Fee amounts are net of expense limitations as described on the next page.


ADMINISTRATIVE FEES

                                FISCAL            FISCAL            FISCAL
FUND                             1995              1994              1993

Income & Growth Fund           $264,645          $229,311          $174,067
Equity Growth Fund              126,295            86,954            76,262

TRANSFER AGENT FEES
                                FISCAL            FISCAL            FISCAL
FUND                             1995              1994              1993

Income & Growth Fund           $472,699          $476,007          $408,480
Equity Growth Fund              240,686           207,987           167,147

DIRECT FUND EXPENSES

Each Fund pays certain operating expenses that are not assumed by BMC or BFS. These include fees and expenses of the independent directors; custodian, audit, tax preparation, and pricing fees; fees of outside counsel and counsel employed directly by BEF; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, confirmations, and reports to shareholders; fees for registering the Fund's shares under federal and state securities laws; brokerage fees and commissions (if any); trade association dues; costs of fidelity and liability insurance policies covering the Fund; costs for incoming WATS lines maintained to receive and handle shareholder inquiries; and organizational costs.

EXPENSE LIMITATION AGREEMENTS


As part of the investment advisory agreement between BEF and BMC in effect through May 31, 1992, the directors set an expense limitation, pursuant to which BMC limited each Fund's expenses to .75% of the Fund's average daily net assets. The agreement provided that BMC could recoup amounts absorbed on behalf of each Fund during the preceding 11 months if, and to the extent that, for any given month, the Fund's expense ratio (net reimbursements) was lower than the expense guarantee rate in effect at the time, but not during any period, during which BMC has agreed, pursuant to the expense limitation, to limit the Fund's expenses to an amount less than the expense guarantee rate.


VOLUNTARY BMC EXPENSE LIMITATION. BMC voluntarily absorbed all expenses for Benham Income & Growth Fund and Benham Equity Growth Fund through September 30, 1991, and October 31, 1991, respectively.

Net amounts absorbed and recouped for the fiscal years ended December 31, 1995, 1994, and 1993, are indicated in the table below.

NET AMOUNTS ABSORBED (RECOUPED) BY BMC AND BFS

                              FISCAL            FISCAL            FISCAL
FUND                           1995              1994              1993

Income & Growth Fund             0             ($38,345)         $114,063
Equity Growth Fund           (2,726)              2,871            66,494

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Funds' shares are continuously offered at NAV. Share certificates are issued (without charge) only when requested in writing. Certificates are not issued for fractional shares. Dividend and voting rights are not affected by the issuance of certificates.

-----------------------------------------------------------------------------------------------------------------
FUND                          SHAREHOLDER                          # OF SHARES HELD              % OF TOTAL
                              NAME AND ADDRESS                                               SHARES OUTSTANDING

-----------------------------------------------------------------------------------------------------------------
Benham                        Charles Schwab & Co.                   2,968,025.307                 13.3260
Income & Growth               101 Montgomery Street
Fund                          San Francisco, CA 94104-4122

-----------------------------------------------------------------------------------------------------------------
Benham                        Charles Schwab & Co.                   1,229,241.569                 10.7283
Equity Growth                 101 Montgomery Street
Fund                          San Francisco, CA 94104-4122

-----------------------------------------------------------------------------------------------------------------

As of January 31, 1996, to BEF`s knowledge, no other shareholder was the record holder or beneficial owner of 5% or more of the Fund`s total shares outstanding.


The Benham Group may reject or limit the amount of an investment to prevent any one shareholder or affiliated group from controlling BEF or one of its series; to avoid jeopardizing a series' tax status; or whenever, in management's opinion, such rejection is in BEF's or a series' best interest.

The Benham Group charges neither fees nor commissions on the purchase and sale of Benham fund shares. However, BFS may charge fees for special services requested by a shareholder or necessitated by acts or omissions of a shareholder. For example, BFS may charge a fee for processing dishonored investment checks or stop-payment requests. BFS charges $10 per hour for account research requested by investors. This charge will be assessed, for example, when a shareholder request requires more than one hour of research on historical account records. The fees charged are based on the estimated costs of performing shareholder-requested services and are not intended to increase income to BFS.


OTHER INFORMATION

The Fund's investment advisor, BMC, has been continuously registered with the SEC under the Investment Advisers Act of 1940 since December 14, 1971. BEF has filed a registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to the shares offered. Such registrations do not imply approval or supervision of BEF or the advisor by the Securities and Exchange Commission.


For further information, please refer to the registration statement and exhibits on file with the SEC in Washington, D.C. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                                BENHAM UTILITIES
                                  INCOME FUND


                         Prospectus * February 26, 1996


                            [picture of Hoover Dam]


                        [company logo] The Benham Group
              Part of the Twentieth Century Family of Mutual Funds

-------------------
[information in left margin of page]
THE BENHAM GROUP
1665 Charleston Rd.
Mountain View
California 94043

FUND
INFORMATION
1-800-331-8331
1-415-965-4274


INVESTOR SERVICES
1-800-321-8321
1-415-965-4222


TDD SERVICE
1-800-624-6338
1-415-965-4764

Benham Group
Representatives
are available
by telephone
weekdays from
5 a.m. to 5 p.m. Pacific Time.
-------------------

BENHAM UTILITIES
INCOME FUND

A Series of Benham Equity Funds


Prospectus o February 26, 1996


BENHAM UTILITIES INCOME FUND seeks current income and long-term growth of capital and income. The Fund invests primarily in equity securities of companies engaged in the utilities industry.

One feature that distinguishes the Fund from other utility funds is that it attempts to provide investors with a consistent level of monthly dividend income, although there is no guarantee that it will be able to do so. The Fund is a diversified series of Benham Equity Funds (BEF), a no-load, open-end mutual fund.


Please read this Prospectus carefully and retain it for future reference. It is designed to help you decide whether the Fund's goals match your own. A Statement of Additional Information (also dated February 26, 1996) has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. For a free copy, call or write The Benham Group.


Mutual fund shares are not insured by the FDIC, the Federal Reserve Board, or any other agency. The value of the investment and its returns will fluctuate and is not guaranteed.

AS WITH ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF FUND EXPENSES


The tables below illustrate the fees and expenses an investor in the Fund would incur directly or indirectly. The figures shown are based on historical expenses, adjusted to reflect the expense limitation agreement in effect as of February 26, 1996.


================================================================================
A. SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------

Sales load imposed on purchases .............................   None
Sales load imposed on reinvested dividends ..................   None
Deferred sales load .........................................   None
Redemption fee ..............................................   None
Exchange fee ................................................   None

================================================================================
B. ANNUAL FUND OPERATING EXPENSES
As a Percentage of Average Daily Net Assets
--------------------------------------------------------------------------------


Investment advisory fee
      (net of expense limitation)............................  .30%*
12b-1 fee....................................................   None
Other expenses...............................................  .45%
Total Fund operating expenses
      (net of expense limitation)............................  .75%*

* Benham Management Corporation (BMC) has agreed to continue to limit the Fund`s total operating expenses to a percentage of average daily net assets through May 31, 1996. The operation of this expense limitation effectively requires that total expenses paid by the Fund not exceed .75% of average daily net assets. The agreement provides that BMC may recover amounts absorbed on behalf of the Fund during the preceding 11 months if, and to the extent that, for any given month, the Fund`s expenses were less than the expense limit in effect at the time. The expense limitation is subject to annual renewal in June. If this expense limitation were not in effect, the Fund`s investment advisory fee and total operating expenses would be .31% and .76% of average daily net assets, respectively.


The Fund pays BMC investment advisory fees equal to an annualized percentage of Fund average daily net assets. Other expenses include administrative and transfer agent fees paid to Benham Financial Services, Inc. (BFS).

-------------------
[[information in right margin of page]
Please read this Prospectus carefully and retain it for future reference. It is designed to help you decide if the Fund's goals match your own.
-------------------

================================================================================
C. EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

The following table illustrates the expenses a shareholder would pay on a $1,000 investment in the Fund over periods of one, three, five, and ten years. These figures are based on the expenses shown in Table B and assume (i) a 5% annual return and (ii) full redemption at the end of each time period, as follows:

  One Year       Three Years      Five Years       Ten Years
     $8              $24              $42             $93

We include this table to help you understand the various costs and expenses that you, as a shareholder, will bear either directly or indirectly. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN, AND THE FUND MAY NOT REALIZE THE 5% HYPOTHETICAL RATE OF RETURN REQUIRED BY THE SEC FOR THIS EXAMPLE.

FINANCIAL HIGHLIGHTS


The information presented on the following page has been audited by KPMG Peat Marwick LLP, independent auditors. Their report on the financial statements and financial highlights is included in the Fund's Annual Report, which is incorporated by reference in the Statement of Additional Information.

================================================================================
BENHAM UTILITIES INCOME FUND
Years ended December 31 (except as noted)
--------------------------------------------------------------------------------

                                                         1995     1994     1993+
                                                        ------   ------   ------
PER-SHARE DATA
--------------
NET ASSET VALUE AT BEGINNING OF PERIOD                  $8.79    10.24    10.00

Income From Investment Operations

Net Investment Income                                     .42      .44      .36
Net Realized and Unrealized Gains (Losses)
on Investments                                           2.65    (1.45)     .30
                                                        -----    -----    -----

Total Income (Losses) From Investment Operations         3.07    (1.01)     .66
                                                        -----    -----    -----
Less Distributions
Dividends from Net Investment Income                     (.42)    (.44)    (.36)
Distributions from Net Realized Capital Gains               0        0     (.06)
                                                        -----    -----    -----
Total Distributions                                      (.42)    (.44)    (.42)
                                                        -----    -----    -----
Net Asset Value at End of Period                       $11.44     8.79    10.24
                                                        =====    =====    =====
TOTAL RETURN*                                           35.70%  (10.03)%   6.60%
------------

SUPPLEMENTAL DATA AND RATIOS
----------------------------
Net Assets at End of Period (in thousands
     of dollars)                                     $218,795  152,570  194,314
Ratio of Expenses to Average Daily
     Net Assets++                                      .75%     .75%      .50%**
Ratio of Net Investment Income to Average Daily
     Net Assets                                       4.31%    4.67%     4.23%**
Portfolio Turnover Rate                              68.17%   61.42%    38.76%
Average Commission per Share                          $.03      N/A      N/A

-------------------
+  Commencement of operations for Benham Utilities Income Fund was March 1,
   1993.
++ The ratio for the year ended December 31, 1995, includes expenses paid through expense offset arrangements.

* Total return figures assume reinvestment of dividend and capital gain distributions and are not annualized.
** Annualized.

-------------------
[information in left margin of page]
Under normal market conditions, the Fund invests at least 75% of its total assets in equity securities of companies engaged in the utilities industry.
-------------------

HOW THE FUND WORKS


The following pages contain a discussion of the Fund's investment objective and policies. See "Other Investment Policies and Techniques"beginning on page 11 for a more detailed discussion of the types of securities the Fund may buy and the risks associated with them.


INVESTMENT OBJECTIVE


The Fund seeks to provide investors with current income and long-term growth of capital and income. There is no assurance that the Fund will achieve its investment objective.


The Fund's investment objective, industry concentration policy, and issuer diversification policy, described on the following pages, are fundamental and may not be changed without shareholder approval. The other policies described in this Prospectus are not fundamental and may be changed by BEF's board of directors.

CORE INVESTMENT STRATEGIES

The Fund normally invests at least 75% of its total assets in equity securities of companies engaged in the utilities industry. Such companies may include: public utility companies, whose user rates are set by a government entity such as a state utilities commission; companies with non-regulated utility operations; or companies with a combination of regulated and non-regulated utility operations. Within this 75% category, the Fund will not buy shares of a company unless 50% or more of the company's revenues or net profits are derived from the ownership or operation of facilities used to provide electricity, natural gas, telecommunications services, pay television (e.g., cable), water, or sanitary services to the public.

To enhance dividend income, increase portfolio diversification, or support share price stability, the Fund may invest up to 25% of its total assets in fixed-income securities (i.e., bonds issued by the U.S. government or its agencies, bonds issued by companies engaged in the utilities industry (utility bonds), or bonds issued by non-utility corporations).

BMC normally expects to invest 10-20% of the Fund's total assets in utility bonds and may invest up to 5% of the Fund's total assets in non-utility corporate bonds. The Fund's corporate debt holdings must be of investment-grade quality.


To be considered investment grade, a bond must be rated BBB/Baa or better by a nationally recognized statistical rating organization (a "rating agency") or be judged to be of comparable quality by BMC under the direction of the board of directors. If a bond held by the Fund is downgraded by a rating agency, BMC will not necessarily sell the bond unless it determines that the bond is no longer of investment-grade quality.


For a brief description of the Fund's other permitted investments, see the section entitled "Other Investment Policies and Techniques," which begins on page 11.

MANAGEMENT APPROACH

In recent years, changes in the regulatory climate have allowed public utility companies to provide products and services outside of their traditional geographic areas. BMC seeks to maximize the benefits from both increased competition and expanded growth prospects that are expected to arise from these changes.

BMC uses quantitative management strategies in pursuit of the Fund's investment objective. Quantitative investment management combines a disciplined management approach with the flexibility to respond to events that may affect the value of the Fund's investments. This approach is a compromise between active management, which allows the advisor to select investments for a fund without reference to an index or investment model, and indexing, in which the advisor tries to match a fund's portfolio composition to that of a particular index.


The Fund is a "diversified" investment company as defined in the Investment Company Act of 1940 (the "1940 Act"). This means that investments in any single issuer are limited by restrictions under the 1940 Act.

-------------------
[information in right margin of page]
Under normal market conditions, BMC expects to invest 10-20% of the Fund's total assets in utility bonds.
-------------------

-------------------
[information in left margin of page]
Public utilities companies have historically provided above-average dividends, which may make their stocks useful to long-term, income-oriented investors.
-------------------

INVESTMENT CONSIDERATIONS


The Fund may be appropriate for conservative investors seeking income and growth potential through exposure to public utilities companies. These companies have historically provided above-average dividends, which may make their stocks appropriate for long-term, income-oriented investors. Historically, utility stocks have generally been considered to be among the most conservative equity securities despite their vulnerability to inflation and regulation. However, increased competition and a trend toward deregulation have created opportunities for growth, as well as greater price volatility, among utilities stocks. The Fund, by itself, is not a balanced investment plan and works best for long-term investors prepared to ride out the markets' ups and downs.

DIVIDEND GROWTH, YIELD, AND HISTORICAL RISK/RETURN COMPARISONS

As indicated below, Chart 1 compares the rate of dividend growth for the Standard & Poor's Utilities Index (S&P Utilities Index) with the rate of inflation as measured by the Consumer Price Index (CPI) over a 50-year period.

CHART 1 - Growth of Utility Stock Dividends vs. Inflation
[line graph]

[graph data]
  Index Dividends
  Inflation (CPI)            S&P Utilities
$ 1                        $ 1
  1.09                       1.08
  1.12                       1.1
  1.1                        1.19
  1.16                       1.27
  1.23                       1.32
  1.24                       1.32
  1.25                       1.41
  1.25                       1.48
  1.25                       1.56
  1.29                       1.69
  1.33                       1.79
  1.35                       1.84
  1.37                       1.95
  1.39                       2.04
  1.4                        2.15
  1.41                       2.25
  1.44                       2.37
  1.46                       2.55
  1.48                       2.74
  1.53                       2.96
  1.58                       3.14
  1.66                       3.29
  1.76                       3.38
  1.85                       3.48
  1.91                       3.57
  1.98                       3.64
  2.16                       3.74
  2.42                       3.8
  2.59                       3.95
  2.72                       4.13
  2.9                        4.45
  3.16                       4.76
  3.58                       5.12
  4.02                       5.45
  4.38                       5.87
  4.55                       6.29
  4.72                       6.65
  4.91                       7.11
  5.1                        7.4
  5.16                       7.73
  5.39                       8.11
  5.62                       8.37
  5.89                       8.67
  6.25                       9.11
  6.44                       9.35
  6.63                       9.4
  6.81                       9.52
  6.99                       9.74
  7.17                       9.76

Sources: Standard & Poor's Security Price Index Record and U.S. Department of Labor.

Historically, common stock dividend yields for public utility companies have exceeded comparable figures for the broader market while offering investors comparatively less share price volatility. As indicated below, Chart 2 compares common stock dividend yields for the S&P Utilities Index with those of the broader Standard & Poor's 500 Composite Stock Price Index (S&P 500) from 1946 to 1995.

CHART 2 - Stock Dividend Yields S&P Utilities Index vs. S&P 500
[line graph]

[graph data]
  S&P 500 Yield              S&P Utilities Index Yield
% 4.64                     % 4.65
  5.49                       6.02
  6.12                       6.23
  6.8                        5.42
  7.2                        5.98
  5.93                       5.52
  5.31                       4.89
  5.84                       5.1
  4.28                       4.53
  3.61                       4.48
  3.73                       4.85
  4.48                       5.07
  3.17                       3.86
  3.06                       3.96
  3.36                       3.59
  2.82                       3.02
  3.38                       3.36
  3.04                       3.25
  2.95                       3.11
  2.94                       3.3
  3.57                       3.88
  3.03                       4.33
  2.96                       4.29
  3.43                       5.49
  3.41                       5.14
  3.01                       5.43
  2.67                       5.42
  3.46                       7.25
  5.25                      10.32
  4.08                       8.08
  3.77                       6.93
  4.9                        7.4
  5.28                       8.93
  5.23                       9.28
  4.54                       9.46
  5.41                      10.08
  4.88                       9.46
  4.3                        9.14
  4.5                        8.53
  3.74                       7.22
  3.42                       6.26
  3.57                       7.23
  3.5                        6.76
  3.13                       5.05
  3.66                       5.77
  2.93                       5.48
  2.84                       5.4
  2.7                        5.02
  2.87                       5.9
  2.24                       4.38

Source: Standard & Poor's Security Price Index Record.

As indicated below, Chart 3 illustrates historical risk (or volatility) in the utilities sector by comparing the historical risk and return characteristics of the S&P Utilities Index with comparable figures for the S&P 500 and a U.S. Treasury bond with a remaining maturity of 20 years.


CHART 3 - Risk vs. Reward (1946-1995)
[dot graph]

[graph data]                                         Risk - Average Annual
                       Reward - Standard Deviation   Total Return
S&P 500                11.94                         16.57
U.S. Treasury Bond     5.35                          10.54
S&P Utilities          9.26                          15.79


Sources: Standard & Poor's Security Price Index Record and Ibbotson Associates, Stocks, Bonds, Bills and Inflation. (S&P 500 is a registered service mark of Standard & Poor's Corporation.)

Note that while the S&P Utilities Index was less volatile than the S&P 500, it also produced lower returns than the S&P 500 during the period illustrated above. The S&P 500 is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. Investors cannot invest directly in the S&P 500.

The charts above and on the previous page show the characteristics of utilities stocks that have attracted investors in the past. Regulatory and competitive factors are changing the utilities industry considerably, and there is no assurance that these historic trends will continue. Within any one market sector, a period of above average performance may be followed by a period of below average performance.

OTHER INVESTMENT POLICIES AND TECHNIQUES

CONVERTIBLE SECURITIES. Although the Fund's equity investments consist primarily of common stocks, it may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks, or warrants. BMC may purchase these securities if it believes that a company's convertible securities are undervalued in the market.


WHEN-ISSUED SECURITIES AND FORWARD-COMMITMENT AGREEMENTS. When-issued securities and forward-commitment agreements fix a security's price and yield for future payment and delivery. The market value of a security may change during this period, or a party to the agreement may fail to pay for the security. Either of these situations could affect the market value of the Fund's assets. As an operating policy, the Fund will not commit greater than 35% of its total assets to when-issued or forward-commitment agreements.


SHORT-TERM INSTRUMENTS. For liquidity purposes, the Fund may invest in high-quality money market instruments with remaining maturities of one year or less. Such instruments may include U.S. government securities, certificates of deposit, commercial paper, or bankers' acceptances.

The Fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers that are deemed to present minimal credit risk. Credit risk determinations are made by BMC pursuant to guidelines established by the board of directors. A repurchase agreement involves the purchase of a security and a simultaneous agreement to sell it back to the seller at a higher price. At the direction of the board, BMC has established procedures to minimize potential losses due to credit risk. Delays or losses could result if the other party to the agreement defaults or becomes bankrupt.

The Fund's fixed-income investments may be affected by changes in their issuers' credit standings.

Bonds rated in the lowest investment-grade category (BBB/Baa) may have speculative characteristics. Changes in economic conditions or other circumstances may affect principal and interest payments.

-------------------
[information in right margin of page]
The Fund's fixed-income investments may be affected by changes in the credit standing of their issuers and may decline in value if an issuer's credit-worthiness deteriorates.
-------------------

-------------------
[information in left margin of page]
The Fund may use futures and options transactions to a limited extent.
-------------------

By investing in bonds, the Fund also incurs "call risk." If a bond held by the Fund is called for redemption, the Fund will have cash to invest at prevailing interest rates, which may be lower than the interest rate on the called bond.

The Fund may invest up to 5% of its total assets in any money market fund advised by BMC, provided that the investment is consistent with the Fund's policies and restrictions. For temporary, defensive purposes, the Fund may invest up to 100% of its assets in short-term instruments.

FUTURES AND OPTIONS TRANSACTIONS. In order to manage the Fund's exposure to changes in market conditions, such as movements in securities prices, interest rates, and domestic and foreign economies, the Fund may invest up to 20% of its total assets in futures and options. As with many investments, futures and options can be highly volatile. If BMC incorrectly judges market conditions in an attempt to reduce risk or enhance return or if certain markets pose liquidity difficulties, losses may occur, and the Fund's value may be affected. The Fund will not utilize futures and options for speculative purposes.

SECURITIES LENDING. The Fund may lend its portfolio securities to banks and broker-dealers to earn additional income. Securities loans are subject to guidelines prescribed by the board of directors, which are set forth in the Statement of Additional Information.

This practice could result in a loss or a delay in recovering the Fund's securities. Loans are limited to 33-1/3% of the Fund's total assets.

-------------------
[information in right margin of page]
The Fund may invest up to 10% of its assets in securities of foreign utility companies.
-------------------

FOREIGN SECURITIES. The Fund may invest up to 10% of its assets in securities of foreign utility companies. The Fund's foreign holdings may include instruments that trade on domestic or foreign securities exchanges in U.S. dollars or foreign currencies.

Securities of foreign issuers may be affected by the strength of foreign currencies relative to the U.S. dollar or by political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental regulations comparable to those that affect U.S. companies, and there may be less public information about their operations.


ILLIQUID AND RESTRICTED SECURITIES AND PRIVATE PLACEMENTS. The Fund may acquire some securities that are difficult to sell promptly at an acceptable price (i.e., illiquid). Difficulty in selling securities may result in losses and extra expenses to the Fund. In addition, legal restrictions may apply to the sale of these securities.


The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities and private placements.

OTHER INVESTMENT MANAGEMENT TECHNIQUES. BMC may buy other types of securities or employ other portfolio management techniques on behalf of the Fund. When required by SEC guidelines, the Fund will set aside cash or appropriate liquid assets in a segregated account to cover its portfolio obligations. See the Statement of Additional Information for a more detailed discussion of these investments and some of the risks associated with them.

-------------------
[information in right margin of page]
The Fund may invest up to 10% of its assets in securities of foreign utility companies.
-------------------

-------------------
[information in left margin of page]
Performance data and a discussion of factors that affected performance during the Fund's most recent reporting period are included in the Fund's annual and semiannual reports to shareholders.
-------------------

PORTFOLIO TRANSACTIONS

BMC selects brokerage firms solely on the basis of best net price and execution and expects to engage in regular trading on behalf of the Fund. Under normal conditions, the Fund's annual portfolio turnover rate is not expected to exceed 150% and may vary from year to year. Higher portfolio turnover rates increase transaction costs and can increase the incidence of short-term capital gains (or losses). Short-term capital gains distributed to shareholders are treated as ordinary income.


PERFORMANCE

Mutual fund performance is commonly expressed in terms of historical yield or total return and may be quoted in advertising and sales literature. Past performance is no guarantee of future results.

YIELD calculations show the rate of income the Fund earns on its investments as an annual percentage rate. The Fund's yield is calculated according to methods that are standardized for all stock and bond funds.

TOTAL RETURN represents the Fund's changes over a specified time period, assuming reinvestment of dividends and capital gains, if any. CUMULATIVE TOTAL RETURN illustrates the Fund's actual performance over a stated period of time. AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that illustrates the annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over an entire period. Average annual total returns smooth out variations in the Fund's performance; they are not the same as year-by-year results.


Performance data and a discussion of factors that affected performance during the Fund's most recent reporting period are included in the Fund's annual and semiannual reports to shareholders. These reports are routinely delivered to the Fund's shareholders. For a free copy, call one of the Fund Information numbers on page 2.

SHARE PRICE

The price of your shares is the net asset value ("NAV") of the Fund next determined after receipt of your instruction to purchase, convert or redeem. NAV is determined by calculating the total value of a Fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. NAV is determined on each day that the New York Stock Exchange (the "Exchange") is open as of the close of the Exchange.

Investments and requests to redeem shares will receive the share price next determined after receipt by Benham of the investment or redemption request. For example, investments and requests to redeem shares received by Benham before the close of business of the Exchange are effective on, and will receive the price determined on that day as of the close of the Exchange. Investment and redemption requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on the next day the Exchange is open.

Investments are considered received only when your check or wired funds are received by Benham. Wired funds are considered received on the day they are deposited in Benham's bank account if they are deposited before the close of business on the Exchange, usually 1:00 p.m. Pacific Time.

Investment and transaction instructions received by Benham on any business day by mail at its office prior to the close of business of the Exchange, usually 1:00 p.m. Pacific Time, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

-------------------
[information in right margin of page]
Shares may be purchased and redeemed without any sales charge, commission, redemption fee, 12b-1 fee, or contingent deferred sales load.
-------------------

-------------------
[information in left margin of page]
Overnight and special delivery mail (e.g., Federal Express, Express Mail, Priority Mail) should be sent to our street address: 1665 Charleston Rd. Mountain View California 94043. Failure to do so may result in transaction delays.
-------------------

HOW TO INVEST


To open an account, you must complete and sign an application. If an application is not enclosed with this Prospectus, you may request one by calling one of the Fund Information numbers listed below. If you prefer, we will fill out your application over the telephone and mail it to you for your signature. Separate forms are required to establish Benham-Sponsored Retirement Plan accounts, as discussed on pages 26 and 27.

Your investment will be credited to your account and begin earning interest at the next NAV calculated after The Benham Group or an authorized subtransfer agent receives and accepts your order. Payment of redemption proceeds may be delayed until we have your completed application on file and your investment matures (i.e., clears). See page 22 for details.


Benham Group Representatives are available at the telephone numbers listed below weekdays from 5:00 a.m. to 5:00 p.m. Pacific Time. For your protection, Benham records all telephone conversations with its telephone representatives.

Fund Information: for information about any Benham fund or other investment product, call 1-800-331-8331 or 1-415-965-4274.


INVESTOR SERVICES: to open an account, receive a Prospectus or Statement of Additional Information for a Benham Fund, or to inquire about or make transactions in an existing account, call 1-800-321-8321 or 1-415-965-4222.


Benham shareholders may make transactions and obtain prices, yields, and total return information for all Benham funds with TeleServ, our 24-hour automated telephone information service. Dial 1-800-321-8321 and press 1.

HOW TO BUY SHARES (Retirement investors, see pages 26 and 27).

================================================================================
METHOD           INSTRUCTIONS
--------------------------------------------------------------------------------
BY CHECK         Minimum initial investment: $1,000
                 Minimum additional investment: $100

                 MAKE YOUR INVESTMENT CHECK PAYABLE TO THE BENHAM GROUP. Mail the check with your completed application to:

                 The Benham Group
                 P.O. Box 7730
                 San Francisco, CA 94120-9853

                 FOR ADDITIONAL INVESTMENTS, enclose an investment slip preprinted with the account number to which your investment should be credited. If the payee information provided on the check does not agree with information preprinted on the investment slip, we will follow the instructions preprinted on the investment slip.

                 If you do not have a preprinted investment slip, send your check with written instructions indicating the fund name and the account number. If the payee information provided on the check does not agree with your written instructions, we will follow the written instructions.

                 You may also invest your check in person at a Benham Investor Center. One is located at 1665 Charleston Road in Mountain View, California; the other is located at 2000 South Colorado Boulevard, Suite 1000, in Denver, Colorado.

                 WE WILL NOT ACCEPT CASH INVESTMENTS OR THIRD-PARTY CHECKS. We will, however, accept properly endorsed second-party checks made payable to the investor(s) to whose account the investment should be credited.

                 We will also accept checks drawn on foreign banks or foreign branches of domestic banks and checks that are not drawn in U.S. dollars (U.S. $100 minimum). The cost of collecting payment on such checks will be passed on to the investor. These costs may be substantial, and settlement may involve considerable delays.

                 Investors will be charged $5 for every investment check returned unpaid.

================================================================================
METHOD           INSTRUCTIONS
--------------------------------------------------------------------------------
BY BANK WIRE     Minimum initial investment: $25,000
                 Minimum additional investment: $100

                 If you wish to open an account by bank wire, please call our Investor Services Department for more information and an account number. Bank wire investments should be addressed as follows:

                 State Street Bank and Trust Company
                 Boston, Massachusetts
                 ABA Routing Number 011000028
                 Beneficiary = Benham Equity Funds: Benham Utilities Income Fund Fund Account Number 0506 080 1
                 FBO [Your Name, Your Benham Fund Account Number]

--------------------------------------------------------------------------------
BY EXCHANGE      Minimum initial investment: $1,000
                 Minimum additional investment: $100

                 You may exchange your shares for shares of any other Benham fund registered for sale in your state if you have received and read the fund's prospectus. Exchanges may be made by telephone (for identically registered accounts only), by written request, or in person. Certain restrictions apply; please see "Telephone Transactions" on page 19 and "Exchange Privilege" on page 20 for details. You may open a new account by telephone exchange, provided that you meet the minimum initial investment requirement.

--------------------------------------------------------------------------------
AUTOMATIC        Minimum: $25
INVESTMENT
SERVICES         These services are offered with respect to additional
                 investments only. See details on page 21.

PROCESSING YOUR PURCHASE


Shares will be purchased at the next NAV calculated after your investment is received and accepted by The Benham Group or an authorized subtransfer agent. An investment received and accepted before the close of business of the Exchange, normally 1:00 p.m. Pacific Time, will be included in your account balance the same day. If the investment is received after the close of business of the Exchange, usually 1:00 p.m. Pacific Time, it will be credited to your account the following business day. The Fund reserves the right to refuse any investment.


TELEPHONE TRANSACTIONS


Shareholders may order certain transactions (e.g., exchanges, wires, some types of redemptions) by telephone. This privilege is granted to Benham fund shareholders automatically; you need not specifically request this service, and you may not specifically decline it. Once your telephone order has been placed, it may not be modified or cancelled.


The Benham Group will not be liable for losses resulting from unauthorized or fraudulent instructions if it follows procedures designed to verify the caller's identity. BMC will request personal identification, record telephone calls, and send confirmation statements for every telephone transaction to the shareholder's record address. The Fund reserves the right to revise or terminate telephone transaction privileges at any time.

CONFIRMATION AND QUARTERLY STATEMENTS


All transactions are summarized on quarterly account statements. In addition, for every transaction that you request, a confirmation statement will be mailed to your record address. Please review these statements carefully. If you believe we have processed the transaction you requested incorrectly, please notify us as soon as possible. If you fail to notify us of an error with reasonable promptness, i.e., within 30 days of the date of your confirmation statement, we will deem you to have ratified the transaction.

-------------------
[information in left margin of page]
The free exchange privilege is a convenient way to buy shares in other Benham funds if your investment goals change.

Benham Open Orders allow investors to utilize a "buy low, sell high" investment strategy.
-------------------

ACCOUNT SERVICES


EXCHANGE PRIVILEGE


You may exchange your shares for shares of equivalent value in any other Benham fund registered for sale in your state. Such an exchange may generate a taxable gain or loss. An exchange request will be processed the same day if it is received before the funds' NAVs are calculated, which is one hour prior to the close of the Exchange, usually 12:00 p.m. Pacific Time for Benham Target Maturities Trust; and at the close of the Exchange, usually 1:00 p.m. Pacific Time for all other Benham funds.


The Benham Group discourages trading in response to short-term market fluctuations. Such activity may encumber BMC's ability to invest the funds' assets in accordance with their respective investment objectives and policies and may be disadvantageous to other shareholders. More than six exchanges per calendar year out of a variable-price fund may be deemed an abuse of the exchange privilege. For purposes of determining the number of exchanges made, accounts under common ownership or control will be aggregated.


Currently, there are no restrictions on exchanges out of a Benham money market fund. However, each Benham fund reserves the right to modify or revoke the exchange privilege of any shareholder or to limit or reject any exchange. Although each fund will attempt to give shareholders prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time.


OPEN ORDER SERVICE


The Benham Group's Open Order Service allows you to designate a price at which to buy or sell shares of a variable-price fund by exchange from or to a money market fund. To place a "buy" order, you designate a purchase price that is equal to or lower than the current NAV. To place a "sell" order, designate a sales price that is equal to or higher than the current NAV. If the designated price is met within 90 calendar days, we will automatically execute your order at the NAV calculated that day as of the close of the Exchange. If the designated price is not met within 90 calendar days, your Open Order to buy or sell shares automatically expires. If you are buying shares of a variable-price fund, we will exchange money from your money market account to purchase them. If you are selling shares of a variable-price fund, we will transfer the proceeds of that sale to your money market account. If you do not have a money market account, we will open one for you when we execute your Open Order.


If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so that the distribution does not inadvertently trigger an Open Order transaction on your behalf. If you close or reregister the account from which shares are to be redeemed, your Open Order will be canceled. Because of their time-sensitive nature, Open Order transactions may be made only by telephone or in person. These transactions are subject to the exchange limitations described in this prospectus (see "Exchange Privilege" on page 20), except that all orders and cancellations received by one hour prior to the close of the Exchange, usually 12:00 p.m. Pacific Time, are effective the same day, otherwise they are effective the following business day.

AUTOMATIC INVESTMENT SERVICES (AIS)

TREASURY DIRECT allows you to deposit interest and principal payments from Treasury securities directly into a Benham fund account.

PAYROLL DIRECT allows you to deposit any amount of your paycheck directly into a Benham fund account.

GOVERNMENT DIRECT allows you to deposit your entire U.S. government payment directly into a Benham fund account.

BANK DIRECT allows you to deposit a fixed amount from your bank account directly into a Benham fund account on the 1st and/or the 15th of each month (or the next business day).

DIRECTED DIVIDENDS allows you to invest all or part of your dividend earnings from one Benham fund account in one or more other Benham fund accounts. You may choose to receive a portion of your dividends in cash and to invest the remainder in another Benham fund account.

SYSTEMATIC EXCHANGES allow you to exchange from one Benham fund account to another Benham fund account on the 1st and/or the 15th of each month (or the next business day).

-------------------
[information in right margin of page]
Automatic Investment Services enable you to benefit from a dollar-cost averaging investment strategy.
-------------------

-------------------
[information in left margin of page]
You may redeem shares without charge.
-------------------

For more information about any of these services, please call our Shareholder Relations Department at 1-800-321-8321 or 1-415-965-4222.


BROKER-DEALER TRANSACTIONS


The Benham Group charges no sales commissions, or "loads," of any kind. However, investors may purchase and sell shares through registered broker-dealers and other qualified institutions, who may charge fees for their services.

The Benham Group will accept orders for the purchase of shares from such institutions who agree in writing to pay in full for such shares in immediately available funds no later than 1:00 p.m. Pacific Time the following business day.


TDD SERVICE FOR THE HEARING IMPAIRED

TDD users may contact The Benham Group at 1-800-624-6338 or 1-415-965-4764. California residents may wish to contact us through the California Relay Service
(CRS) at 1-800-735-2929.

Your transaction requests via CRS will be handled on a recorded line. The Benham Group cannot accept responsibility for instructions miscommunicated by CRS.

EMERGENCY SERVICES

The Benham Group has established an alternate operations site from which we can access customer accounts and the mainframe computers used by the Benham funds in the event of an emergency. Telephone lines and terminals are currently in place. If our regular service is interrupted, the following numbers will automatically connect you to this site.

From within the U.S., including Alaska and Hawaii, call 1-800-321-8321.

From all foreign countries, call collect, 1-303-759-9337 or 1-510-820-1409. The operator will request your Benham fund account number before accepting the call.

HOW TO REDEEM YOUR INVESTMENT

When you place an order to redeem shares, your shares will be redeemed at the next NAV calculated after The Benham Group or an authorized subtransfer agent has received and accepted your redemption request. The

Fund's NAV is normally calculated at the close of business of the Exchange, usually 1:00 p.m. Pacific Time. See page 15 for further information.


Barring extraordinary circumstances prescribed by law, redemption proceeds are mailed within seven calendar days. However, if the shares to be redeemed were purchased by check, The Benham Group reserves the right to withhold the proceeds until the investment has matured (i.e., your payment has cleared); see maturity periods below.

--------------------------------------------------------------------------------
                                       Drawn from a           Maturity Period
   Type of Investment                California Bank?       (in business days)
--------------------------------------------------------------------------------
   Checks, cashiers' checks,
   and bank money orders                    Yes                   5 days
--------------------------------------------------------------------------------
   Same as above                            No                    8 days
--------------------------------------------------------------------------------
   U.S. Treasury checks,
   Traveler's checks,
   U.S. Postal money orders,
   Benham checks, bank wires,
   and AIS Deposits*                        N/A                    1 day

   *Does not include bank direct deposits, which take 8 business days to mature.
--------------------------------------------------------------------------------

If you hold shares in certificate form, redemption requests must be accompanied by properly endorsed certificates.

If you want to keep your account open, please maintain a balance of shares worth at least $1,000. If your account balance falls below $1,000 due to redemption, your account may be closed, but not without at least 30 days' notice and an opportunity to increase your account balance to the $1,000 minimum. Your shares will be redeemed at the NAV calculated on the day your account is closed. Proceeds will be mailed to the record address.

This policy also applies to Benham's Individual Retirement Accounts (IRAs), excluding SEP-IRAs, except that shareholders will receive at least 120 days' written notice and an opportunity to increase their account balance before their accounts are closed. Investors wishing to open a Benham-Sponsored Retirement Account should see pages 26 and 27 for details.


UNCASHED CHECKS. We may reinvest at the Fund's then-current NAV any distribution or redemption checks that remain uncashed for six months. Until we receive instructions to the contrary, subsequent distributions will be reinvested in the original account. Uncashed redemption checks may be reinvested in an identically registered account if the original account is closed.

HOW TO REDEEM SHARES (Retirement investors, see pages 26 and 27).

================================================================================
METHOD            INSTRUCTIONS
--------------------------------------------------------------------------------
BY TELEPHONE      The Benham Group will accept telephone redemption
                  requests for any amount if the proceeds are to be sent to your predesignated bank account. Redemptions of $25,000 or less payable to the registered account owner(s) may also be ordered by telephone. All other redemption requests must be made in writing. ONCE YOUR TELEPHONE ORDER HAS BEEN PLACED, IT MAY NOT
                  BE MODIFIED OR CANCELLED.

--------------------------------------------------------------------------------
IN WRITING        Send a letter of instruction to

                  The Benham Group
                  Investor Services Department
                  1665 Charleston Road
                  Mountain View, California 94043

                  Your letter of instruction should specify
                  * Your name
                  * Your account number
                  * The name of the Fund from which you wish to redeem shares
                  * The dollar amount or number of shares you wish to redeem

                  For your protection, written redemption requests must be accompanied by SIGNATURE GUARANTEES under the following circumstances
                  * Redemption proceeds go to a party other than the registered account owner(s)
                  * Redemption proceeds go to an account other than your
                    predesignated bank account
                  * Redemption proceeds go to the registered account owner(s), but the amount exceeds $25,000

                  If you have instructed The Benham Group to require more than one signature on written redemption requests, each of the required number of signers must have his or her signature guaranteed on the redemption requests.

================================================================================
METHOD            INSTRUCTIONS
--------------------------------------------------------------------------------
IN WRITING        Signature guarantees may be provided by banks, savings
(continued)       and loan associations, savings banks, credit unions, stock brokerage firms, or a Benham Investor Center. Shareholders must appear in person with identification to obtain a signature guarantee. Notary public certifications are not accepted in lieu of signature guarantees.

                  BFS may require written consent of all account owners prior to acting on the written instructions of any account owner.

--------------------------------------------------------------------------------
BY BANK WIRE      If you included bank wire information on your account
                  application or made subsequent arrangements to accommodate bank wire redemptions, you may wire funds to your bank by calling 1-800-321-8321 or 1-415-965-4222. The minimum amount for a bank wire redemption is $1,000. Allow at least two business days for redemption proceeds to be credited to your bank account.

--------------------------------------------------------------------------------
BY EXCHANGE       See details on pages 18 and 20.

--------------------------------------------------------------------------------
AUTOMATIC         DIRECTED PAYMENTS. You may arrange for periodic redemptions
REDEMPTION        from your Benham fund account to your bank account or to
SERVICES          another designated payee.

                  SYSTEMATIC EXCHANGES. You may arrange for periodic exchange redemptions from one Benham fund account to another Benham fund account.

ABOUT BENHAM-SPONSORED RETIREMENT PLANS


Retirement plans offer investors a number of benefits, including the chance to reduce current taxable income and to take advantage of tax-deferred compounding. Retirement plan accounts require a special application; please let our Investor Services Department know if you want to establish this type of account. We suggest that you consult your tax advisor before establishing a retirement plan account. The minimum account balance for all Benham Individual Retirement Accounts (IRAs), excluding SEP-IRAs, is $1,000. If your balance falls below the $1,000 per fund account


================================================================================
PLAN TYPE         AVAILABLE TO              MAXIMUM ANNUAL CONTRIBUTION
                                            PER PARTICIPANT
--------------------------------------------------------------------------------
Contributory      An employed indi-         $2,000 or 100% of compensation
IRA               vidual under age 70 1/2.  (whichever is less).


--------------------------------------------------------------------------------

Spousal IRA       A nonworking spouse       $2,250 (can be split between
                  (under age 70 1/2) of a   Spousal and Contributory IRAs,
                  wage earner.              provided that no IRA receives
                                            more than a total of $2,000).
--------------------------------------------------------------------------------

Rollover IRA      An individual with a      None, as long as total amount is
                  distribution from an      eligible.
                  employer's retirement
                  plan or a rollover IRA.
--------------------------------------------------------------------------------

SEP-IRA           A self-employed indi-     $22,500 or 15% of compensation
                  vidual or a business.     (whichever is less).*


--------------------------------------------------------------------------------

Money             Same as for SEP-IRA.      $30,000 or 25% of compensation
Purchase Plan                               (whichever is less). Annual
(Keogh)                                     contribution is mandatory.*
--------------------------------------------------------------------------------

Profit            Same as for SEP-IRA.      $22,500 or 15% of compensation
Sharing Plan                                (whichever is less). Annual
(Keogh)                                     contribution is optional.*
--------------------------------------------------------------------------------

* Self-employed individuals should consult IRS Publication 560 for their annual contribution limits.

minimum, your account may be closed (see page 23 for details). This distribution may result in a taxable event and a possible penalty for early withdrawal. The minimum fund account balance for all other Benham-Sponsored Retirement Plan accounts is $100. Benham charges no fees for its IRAs but does charge low maintenance fees for its Keoghs.


YOU MUST COMPLETE SPECIFIC FORMS TO TAKE DISTRIBUTIONS (I.E., REDEEM SHARES) FROM A BENHAM-SPONSORED RETIREMENT PLAN ACCOUNT. PLEASE CALL OUR INVESTOR SERVICES DEPARTMENT AT 1-800-321-8321 FOR ASSISTANCE.

================================================================================
DEADLINE  FOR
OPENING ACCOUNT                             CONTRIBUTION DEADLINES
--------------------------------------------------------------------------------

You may open an account anytime,            Annual contributions can be made
but the deadline for establishing           from January 1 through April 15 of
and funding an IRA for the prior            the following tax year up to the
tax year is April 15.                       year you turn age 70 1/2.
--------------------------------------------------------------------------------

Same as for Contributory IRA.               Same as for Contributory IRA.



--------------------------------------------------------------------------------

You may open a Rollover IRA                 Eligible rollover contributions must
anytime.                                    be made within 60 days of receiv-
                                            ing your distribution. There is no
                                            age limit on rollover contributions.
--------------------------------------------------------------------------------

You may open an account anytime,            Must be made by employer's tax
but the deadline for establishing and       filing deadline (including
funding an account for the prior tax        extensions).
year is the employer's tax deadline
(including extensions).
--------------------------------------------------------------------------------

The end of the employer's plan              Same as for SEP-IRA.
year, usually December 31.

--------------------------------------------------------------------------------

The end of the employer's plan              Same as for SEP-IRA.
year, usually December 31.

--------------------------------------------------------------------------------

For all Benham-Sponsored Retirement Plans, you may begin taking distributions at age 59 1/2. You must begin to take required distributions by April 1 of the year after you turn age 70 1/2. You may take distributions from your IRA or SEP-IRA before you reach age 59 1/2; however, a penalty may apply.

-------------------
[information in left margin of page]
Each January, you will be informed of the tax status of dividends and capital gain distributions for the previous year.
-------------------

DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


The Fund's dividends are declared daily, accrued throughout the month, and distributed at the end of the month. In December, the Fund may distribute an additional ordinary income dividend (consisting of net short-term capital gains and undistributed income) in order to preserve its status as a regulated investment company (mutual fund) under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. Net long-term capital gains, if any, are also declared and distributed in December. The Fund`s board of directors may modify the Fund's distribution policies at any time.

DISTRIBUTION OPTIONS. You may choose to receive dividends and capital gain distributions in cash or to reinvest them in additional shares (see "Directed Dividends" on page 21 for further information). Please indicate your choice on your account application or contact our Investor Services Department. See page 23 for a description of our policy regarding uncashed distribution checks.


TAXES


The Fund intends to qualify annually and elect to be treated as a regulated investment company under the Code by distributing all or substantially all, of its net investment income and net realized capital gains to shareholders each year.


The Fund's dividends and capital gain distributions are subject to federal income tax and applicable state and local taxes whether they are received in cash or reinvested in additional shares. Distributions are generally taxable in the year they are declared.


Dividends from net investment income (including net short-term capital gains, if any) are taxable as ordinary income. Distributions of any net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends are taxable as long-term capital gains, regardless of how long you have held your shares.


The Fund will send you a tax statement (Form 1099) by January 31 showing the tax status of distributions you received in the previous year and will file a copy with the Internal Revenue Service (IRS). You may realize a capital gain or loss when you redeem (sell) or exchange shares. For most types of accounts, the proceeds from your redemption transactions will be reported to the IRS annually. However, because the tax treatment depends on your purchase price and personal tax situation, you should keep your regular account statements to use in determining your taxes.


BUYING A DIVIDEND. The timing of your investment could have undesirable tax consequences. If you open a new account or buy more shares for your current account just before the day a dividend or distribution is reflected in your Fund's share price, you will receive a portion of your investment back as a taxable dividend or distribution.

BACKUP WITHHOLDING. The Fund is required by federal law to withhold 31% of reportable dividends, capital gain distributions, or redemptions payable to shareholders who have not complied with IRS regulations. These regulations require you to certify on your account application or on IRS Form W-9 that your social security or taxpayer identification number ("TIN") is correct and that you are not subject to backup withholding from previous underreporting to the IRS, or that you are exempt from backup withholding.


The Benham Group may refuse to sell shares to investors who have not complied with this requirement, either before or at the time of purchase. Until we receive your certified TIN, we may redeem your shares in the Fund at any time.

-------------------
[information in left margin of page]
The Benham Group serves more than 475,000 investors.

Benham Management Corporation provides investment advice and portfolio management services to the Fund.
-------------------

MANAGEMENT INFORMATION

ABOUT BENHAM EQUITY FUNDS

BEF is a registered open-end management investment company that was organized as a California corporation on December 31, 1987. BEF currently consists of five series.


A board of directors oversees the Fund's activities and is responsible for protecting shareholders' interests. The majority of directors are not otherwise affiliated with BMC. BEF is not required nor expected to hold annual meetings, although special meetings may be called for purposes such as electing or removing directors or amending a series' advisory agreement or investment policies. The number of votes you are entitled to is based upon the dollar value of your investment. Each Fund votes separately on matters that pertain to it exclusively. Voting rights are not cumulative except under California corporate law, where shareholders have the right to cumulate votes in the election (or removal) of directors.


THE BENHAM GROUP


BMC is investment advisor to the funds in The Benham Group, which currently constitute more than $12 billion in assets. BMC, incorporated in California in 1971, became a wholly owned subsidiary of Twentieth Century Companies, Inc.
(TCC), a Delaware corporation, on June 1, 1995, upon the merger of Benham Management International, Inc., BMC's former parent, into TCC. TCC is a holding company that owns the operating companies that provide the investment management, transfer agency, shareholder service, and other services for the Twentieth Century family of funds, which now includes the Benham Group. The combined company offers 62 mutual funds and, as of January 23, 1996, has combined assets under management in excess of $46 billion.

BMC supervises and manages the investment portfolios of The Benham Group and directs the purchase and sale of its investment securities. BMC utilizes teams of portfolio managers, assistant portfolio managers, and analysts to manage the assets of the funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the funds' portfolios deemed appropriate in pursuit of the funds' investment objectives. Individual portfolio managers may also adjust portfolio holdings of the funds as necessary between team meetings.

MR. STEVEN COLTON, Portfolio Manager, has been primarily responsible for the day-to-day operation of the Fund since its inception in March, 1993. Mr. Colton joined BMC in 1987 and has also managed Benham Income & Growth Fund since December of 1990 and Benham Equity Growth Fund since May of 1991.

ADVISORY AND SERVICE FEES

For investment advice and portfolio management services, the Fund pays BMC a monthly investment advisory fee equal to its pro rata share of the dollar amount derived from applying BEF's average daily net assets to an investment advisory fee schedule. The investment advisory fee rate cannot exceed .50% of average daily net assets, and it drops to a marginal rate of .19% of BEF's average daily net assets, as BEF's assets increase.

Investment advisory fees paid by the Fund to BMC for the fiscal year ended December 31, 1995, were equal to .30% of the Fund's average daily net assets or $3.00 per $1,000 of the Fund's average daily net assets. These figures are net of expense limitations.

To avoid duplicative investment advisory fees, the Fund does not pay BMC investment advisory fees with respect to assets invested in shares of Benham money market funds.


BFS, a wholly owned subsidiary of TCC, is BEF's agent for transfer and administrative services. For administrative services, the Fund pays BFS a monthly fee equal to its pro rata share of the dollar amount derived from applying the average daily net assets of all of the funds in The Benham Group. The administrative fee rate ranges from .11% to .08% of average daily net assets, dropping as Benham Group assets increase. For transfer agent services, the Fund pays BFS monthly fees for each shareholder account maintained and for each shareholder transaction executed during that month.

-------------------
[information in right margin of page]
Benham Financial Services, Inc. provides administrative and transfer agent services to the Fund.
-------------------

The Fund pays certain operating expenses directly, including, but not limited to: custodian, audit, and legal fees; fees of the independent directors; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, and reports to shareholders; insurance expenses; and costs of registering the Fund's shares for sale under federal and state securities laws. See the Statement of Additional Information for a more detailed discussion of independent director compensation.

EXPENSE LIMITATION AGREEMENT

The expense limitation agreement between BMC and the Fund is described on page
3.

The Fund's total operating expenses for the fiscal year ended December 31, 1995, were equal to .75% of the Fund's average daily net assets, or $7.50 per $1,000 of the Fund's average daily net assets. These figures are net of expense limitations.


In compliance with rules set forth by the SEC, the total operating expenses include amounts paid by third parties under expense offset arrangements with the Fund.


DISTRIBUTION OF SHARES

Benham Distributors Inc. (BDI) and BMC distribute and market Benham products and services. BMC pays all expenses for promoting sales of and distributing the Fund's shares. The Fund does not pay commissions to, or receive compensation from, broker-dealers.


BDI is a wholly-owned subsidiary of TCC.

INVESTMENT ADVISOR

BENHAM MANAGEMENT CORPORATION
1665 Charleston Road
Mountain View, California 94043

DISTRIBUTOR

BENHAM DISTRIBUTORS, INC.
1665 Charleston Road
Mountain View, California 94043

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, Massachusetts 02101

TRANSFER AGENT

BENHAM FINANCIAL SERVICES, INC.
1665 Charleston Road
Mountain View, California 94043


INDEPENDENT AUDITORS


KPMG PEAT MARWICK LLP
3 Embarcadero Center
San Francisco, California 94111



DIRECTORS


James M. Benham
Albert A. Eisenstat
Ronald J. Gilson
Myron S. Scholes
Kenneth E. Scott
Ezra Solomon
Isaac Stein
James E. Stowers III
Jeanne D. Wohlers

The Benham Group of Investment Companies


Capital Preservation Fund
Capital Preservation Fund II
Benham Government Agency Fund
Benham Prime Money Market Fund
Benham Short-Term Treasury and Agency Fund
Benham Treasury Note Fund
Benham Long-Term Treasury and Agency Fund
Benham Adjustable Rate Government Securities Fund
Benham GNMA Income Fund
Benham Target Maturities Trust
Benham California Tax-Free and Municipal Funds*
Benham National Tax-Free Money Market Fund
Benham National Tax-Free Intermediate-Term Fund
Benham National Tax-Free Long-Term Fund
Benham Florida Municipal Money Market Fund**
Benham Florida Municipal Intermediate-Term Fund**
Benham Arizona Municipal Intermediate-Term Fund***
Benham Global Gold Fund
Benham Income & Growth Fund
Benham Equity Growth Fund
Benham Utilities Income Fund
Benham Global Natural Resources Index Fund
Benham European Government Bond Fund
Benham Capital Manager Fund


* Available only to residents of California, Arizona, Colorado, Hawaii, Nevada, New Mexico, Oregon, Texas, Utah, and Washington.

** Available only to residents of Florida, California, Georgia, Illinois, Michigan, New Jersey, New York, and Pennsylvania.

*** Available  only to  residents  of  Arizona,  California,  Colorado,  Nevada,
    Oregon, Washington, and Texas.

NOTES:

                 CONTENTS

                 Summary of Fund Expenses ...............    3
                 Financial Highlights ...................    4
                 How the Fund Works .....................    6
                 Investment Considerations ..............    8
                 Other Investment Policies and Techniques   11
                 Portfolio Transactions .................   14
                 Performance ............................   14
                 Share Price ............................   15
                 How to Invest ..........................   16
                 How to Buy Shares ......................   17
                 Account Services .......................   20
                    Exchange Privilege ..................   20
                    Open Order Service ..................   20
                    Automatic Investment Services .......   21
                    Broker-Dealer Transactions ..........   22
                    TDD Service .........................   22
                    Emergency Services ..................   22
                 How to Redeem Your Investment ..........   22
                 How to Redeem Shares ...................   24
                 About Benham-Sponsored Retirement Plans    26
                 Distributions and Taxes ................   28
                 Management Information .................   30
                    About Benham Equity Funds ...........   30
                    The Benham Group ....................   30
                    Advisory and Service Fees ...........   31
                    Expense Limitation Agreement ........   32
                    Distribution of Shares ..............   32


J012

                          BENHAM UTILITIES INCOME FUND

                         A Series of Benham Equity Funds

                               The Benham Group(R)
                              1665 Charleston Road
                             Mountain View, CA 94043



               Investor Services: 1-800-321-8321 or 1-415-965-4222


               Fund Information: 1-800-331-8331 or 1-415-965-4274


                       STATEMENT OF ADDITIONAL INFORMATION


                                February 26, 1996

This Statement is not a prospectus but should be read in conjunction with the Fund's current Prospectus dated February 26, 1996. The Fund's Annual Report for the fiscal year ended December 31, 1995, is incorporated herein by reference. To obtain a copy of the Prospectus or the Annual Report, call or write The Benham Group.


                                TABLE OF CONTENTS

                                                                     Page
                                                                     ----

        Investment Policies and Techniques ........................    2
        Investment Restrictions ...................................   11
        Risk Factors ..............................................   13
        Portfolio Transactions ....................................   14
        Valuation of Portfolio Securities .........................   14
        Performance ...............................................   15
        Taxes .....................................................   17
        About Benham Equity Funds .................................   18
        Directors and Officers ....................................   18
        Investment Advisory Services ..............................   21
        Administrative and Transfer Agent Services ................   22
        Direct Fund Expenses ......................................   23
        Expense Limitation Agreement ..............................   23
        Additional Purchase and Redemption Information ............   23
        Other Information .........................................   24

INVESTMENT POLICIES AND TECHNIQUES

The following paragraphs provide a more detailed description of the securities and investment practices identified in the Prospectus. Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the board of directors.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. government securities, including bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are backed by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

WHEN-ISSUED AND FORWARD-COMMITMENT AGREEMENTS

The Fund may engage in securities transactions on a when-issued or forward-commitment basis, in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward-commitment basis, the Fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. While the Fund will make commitments to purchase or sell securities on a when-issued or forward-commitment basis with the intention of actually receiving or delivering them, it may nevertheless sell the securities before the settlement date if it is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward-commitment basis, the Fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents, or high-quality securities in an amount sufficient to meet the purchase price. When the time comes to pay for when-issued securities, the Fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, through sales of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Selling securities to meet when-issued or forward-commitment obligations may generate capital gains or losses.

As an operating policy, the Fund will not commit greater than 35% of its total assets to when-issued or forward-commitment agreements. If fluctuations in the value of securities held cause more than 35% of the Fund's assets to be committed under when-issued or forward-commitment agreements, the advisor need not sell such commitments, but it will be restricted from entering into further agreements on behalf of the Fund until the percentage of assets committed to such agreements is reduced to 35%. In addition, as an operating policy, the Fund will not enter into when-issued or forward-commitment transactions with settlement dates exceeding 120 days.

CONVERTIBLE SECURITIES

The Fund may buy securities that are convertible into common stock shares of utility companies. Listed below is a brief description of the various types of convertible securities the Fund may buy.

CONVERTIBLE BONDS are issued with lower coupons than nonconvertible bonds of the same quality and maturity, but they give holders the option to exchange their bonds for a specific number of shares of the company's common stock at a predetermined price. This structure allows the convertible bond holder to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and if the option to convert to common shares becomes more valuable.

CONVERTIBLE PREFERRED STOCKS are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed-income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

WARRANTS entitle the holder to buy the issuer's stock at a specific price for a specific period of time. The price of a warrant tends to be more volatile than, and does not always track, the price of the underlying stock. Warrants are issued with expiration dates. Once a warrant expires, it has no value in the market.

REPURCHASE AGREEMENTS


In a repurchase agreement (a "repo"), the Fund buys a security at one price and simultaneously agrees to sell it back to the seller at an agreed upon price on a specified date (usually within seven days from the date of purchase) or on demand. The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon rate of return and that is unrelated to the interest rate on the underlying security.


The advisor attempts to minimize the risks associated with repurchase agreements by adhering to the following criteria:

(1) Limiting the securities acquired and held by the Fund under repurchase agreements to U.S. government securities;

(2) Entering into repurchase agreements only with primary dealers in U.S. government securities (including bank affiliates) who are deemed to be creditworthy under guidelines established by a nationally recognized statistical rating organization (a "rating agency") and approved by the Fund's board of directors;


(3) Monitoring the creditworthiness of all firms involved in repurchase agreement transactions;

(4) Requiring the seller to establish and maintain collateral equal to 102% of the agreed-upon resale price, provided, however, that the board of directors may determine that a broker-dealer's credit standing is sufficient to allow collateral to fall to as low as 101% of the agreed-upon resale price before the broker-dealer deposits additional securities with the Fund's custodian or sub-custodian;

(5) Investing no more than 15% of the Fund's net assets in repurchase agreements that mature in more than seven days (together with any other illiquid securities the Fund holds); and

(6) Taking delivery of securities subject to a repurchase agreement and holding them in a segregated account at the Fund's custodian bank.


The Fund has received permission from the Securities and Exchange Commission
(SEC) to participate in pooled repurchase agreements collateralized by U.S. government securities with other mutual funds advised by Benham Management Corporation (BMC), the Fund's investment advisor. Pooled repos are expected to increase the income the Fund can earn from repo transactions without increasing the risks associated with these transactions.


FOREIGN SECURITIES

Although the Fund may buy securities of foreign issuers in foreign markets, most of its foreign securities investments are made by purchasing American Depositary Receipts ("ADR"s), "ordinary shares," or "New York shares." The Fund may invest in foreign-currency-denominated debt or equity securities of companies engaged in the utilities industry if BMC believes that such investments will be advantageous to the Fund.

ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer. They are issued by U.S. banks and traded on exchanges or over the counter in the U.S. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the U.S. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Fund from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies and of dividends from such securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be very volatile.

Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less governmental supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad carries political and economic risks distinct from those associated with investing in the U.S. Foreign investments may be affected by actions of foreign governments that are adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment, or restrictions on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

To offset the currency risks associated with investing in securities of foreign issuers, the Fund may hold foreign currency deposits and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

Currencies may be exchanged on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. By entering into a forward contract to buy or sell the amount of foreign currency involved in a security transaction for a fixed amount of U.S. dollars, the advisor can protect the Fund against losses resulting from adverse changes in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. However, it should be noted that using forward contracts to protect the Fund's foreign investments from currency fluctuations does not eliminate fluctuations in the prices of the underlying securities themselves. Forward contracts simply establish a rate of exchange that can be achieved at some future point in time. Additionally, although forward contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also limit any gain that might result if the hedged currency's value were to increase.

Foreign exchange dealers do not charge fees for currency conversions. Instead, they realize a profit based on the difference (i.e., the spread) between the prices at which they are buying and selling various currencies. A dealer may offer to sell a foreign currency at one rate while simultaneously offering a lesser rate of exchange on the purchase of that currency.

The advisor uses forward contracts for currency hedging purposes only and not for speculative purposes. The Fund is not required to enter into forward contracts with regard to its foreign holdings and will not do so unless this procedure is deemed appropriate by the advisor.

The Fund's assets are valued daily in U.S. dollars, although foreign currency holdings are not physically converted into U.S. dollars on a daily basis.

DEPOSITARY RECEIPTS


American Depositary Receipts and European Depositary Receipts ("EDR"s) are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. ADRs and EDRs can be sponsored or unsponsored.


Sponsored ADRs and EDRs are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored ADRs and EDRS are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADR or EDR.

RESTRICTED SECURITIES

Restricted securities held by the Fund generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the Fund may be required to pay all or a part of the registration expense, and a considerable period may elapse between the time it decides to seek registration of the securities and the time it is permitted to sell them under an effective registration statement. If, during this period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to try to register the securities.

SECURITIES LENDING

The Fund may lend its portfolio securities to earn additional income. If a borrower defaulted on a securities loan, the Fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased in the meantime, the Fund could suffer a loss.

To minimize the risk of default on securities loans, BMC adheres to the following guidelines prescribed by the board of directors:

(1) TYPE AND AMOUNT OF COLLATERAL. At the time a loan is made, the Fund must receive, from or on behalf of the borrower, collateral consisting of any combination of cash and full faith and credit U.S. government securities equal to not less than 102% of the market value of the securities loaned. Cash collateral received by the Fund in connection with loans of portfolio securities may be commingled by the Fund's custodian with other cash and marketable securities, provided that the loan agreement expressly allows such commingling. The loan must not reduce the risk of loss or opportunity for gain in the securities loaned.

(2) ADDITIONS TO COLLATERAL. Collateral must be marked to market daily, and the borrower must agree to add collateral to the extent necessary to maintain the 102% level specified in guideline (1). The borrower must deposit additional collateral no later than the business day following the business day on which a collateral deficiency occurs or collateral appears to be inadequate.

(3) TERMINATION OF LOAN. The Fund must have the ability to terminate any loan of portfolio securities at any time. The borrower must be obligated to redeliver the borrowed securities within the normal settlement period following receipt of the termination notice.

(4) REASONABLE RETURN ON LOAN. The borrower must agree that the Fund (a) will receive all dividends, interest, or other distributions on loaned securities and (b) will be paid a reasonable return on such loans either in the form of a loan fee or premium or from the retention by the Fund of part or all of the earnings and profits realized from the investment of cash collateral in full faith and credit U.S government securities.

(5) LIMITATIONS ON PERCENTAGE OF PORTFOLIO SECURITIES ON LOAN. The Fund's loans may not exceed 33-1/3% of its total assets.

(6) CREDIT ANALYSIS. As part of the regular monitoring procedures set forth by the board of directors that BMC follows to evaluate banks and broker-dealers in connection with, for example, repurchase agreements and municipal securities credit issues, BMC will analyze and monitor the creditworthiness of all borrowers with which portfolio lending arrangements are contemplated or entered into.

SHORT SALES AND PUT OPTIONS ON INDIVIDUAL SECURITIES

The Fund may buy puts and enter into short sales with respect to stocks underlying its convertible security holdings. For example, if the advisor anticipates a decline in the price of the stock underlying a convertible security the Fund holds, it may purchase a put option on the stock or sell the stock short. If the stock price subsequently declines, the proceeds of the short sale or an increase in the value of the put option could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security.

When the Fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to continue to hold them while the short sale is outstanding. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

FUTURES AND OPTIONS TRANSACTIONS

FUTURES CONTRACTS provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

Although futures contracts, by their terms, call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. Closing out a futures position is done by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold, or selling a contract that has previously been bought).

To initiate and maintain open positions in futures contracts, the Fund is required to make a good faith margin deposit in cash or government securities with a broker or custodian. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish deposit requirements that are higher than the exchange minimums.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, the contract holder is required to pay additional "variation" margin. Conversely, changes in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to or from the futures broker as long as the contract remains open and do not constitute margin transactions for purposes of the Fund's investment restrictions.


Those who trade futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities they hold or expect to acquire for investment purposes. Speculators are less likely to own the securities underlying the futures contracts they trade and are more likely to use futures contracts with the expectation of realizing profits from fluctuations in the prices of the underlying securities. The Fund will not utilize futures contracts for speculative purposes.

Although techniques other than trading futures contracts can be used to control the Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed "strike" price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS. If the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party chooses to exercise the option. When writing an option on a futures contract, the Fund will be required to make margin payments to a broker or custodian as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If security prices were to rise, a put writer would generally expect to profit, although the gain would be limited to the amount of the premium received. If security prices were to remain the same over time, it would be likely that the writer would also profit by being able to close out the option at a lower price. If security prices were to fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price even if its current value is greater, a call writer gives up some ability to participate in security price increases.

COMBINED POSITIONS. The Fund may purchase and write options in combination with one another, or in combination with futures or forward contracts, in order to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.


OVER-THE-COUNTER OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter ("OTC") options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund greater flexibility in tailoring an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organizations of the exchanges where they are traded. The risk of illiquidity is also greater with OTC options, because these options generally can be closed out only by negotiation with the other party to the option.


OPTIONS ON FUTURES. By purchasing an option on a futures contract, the Fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. The Fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the Fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require the Fund to make margin payments unless the option is exercised.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with issuers, maturities, or other characteristics different from those of the securities in which it typically invests for example, it may hedge intermediate-term securities with a futures contract based on an index of long-term bond prices or hedge stock holdings with futures contracts on a broad-based stock index such as the Standard & Poor's 500 Composite Stock Price Index (S&P 500) which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments are well correlated with the Fund's investments. Options and futures prices are affected by factors such as current and anticipated short-term interest rates, changes in the volatility of the underlying instrument, and the time remaining until expiration of the contract; these factors may not affect security prices in the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from the imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in an effort to compensate for differences in volatility between the contract and the securities, although this strategy may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

LIQUIDITY OF FUTURES CONTRACTS AND OPTIONS. There is no assurance a liquid secondary market will exist for any particular futures contract or option at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for futures contracts and options and may halt trading if a contract's price increases or decreases more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a contract were not liquid, because of price fluctuation limits or otherwise, prompt liquidation of unfavorable positions could be difficult or impossible, and the Fund could be required to continue holding a position until delivery or expiration regardless of changes in its value. Under these circumstances, the Fund's access to assets held to cover its future and options positions also could be impaired.


RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS. The Fund has filed a notice of eligibility for exclusion as a "commodity pool operator" with the CFTC and the National Futures Association which regulates trading in the futures markets. The Fund intends to comply with Section 4.5 of the regulations under the extent to which the Fund can commit assets to initial margin deposits and options premiums.


The Fund may enter into futures contracts, options, or options on futures contracts, provided that such obligations represent no more than 20% of the Fund's net assets. Under the Commodity Exchange Act, the Fund may enter into futures and options transactions for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums and for other than hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the Fund's net assets. To the extent required by law, the Fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts and options.

The Fund intends to comply with tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held less than three months constitute less than 30% of a Fund's gross income for each fiscal year. Gains on some futures contracts and options are included in this 30% calculation, which may limit the Fund's investments in such instruments.

FUTURES AND OPTIONS RELATING TO FOREIGN CURRENCIES. The Fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. The Fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts.

Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, although it may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency futures and options are similar to those of futures and options relating to securities or indexes, as described above. Currency futures and options values can be expected to correlate with exchange rates but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a German mark-denominated security from a decline in the German mark, but it will not protect the Fund against a price decline resulting from a deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-currency-denominated investments will change in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments over time.

INVESTMENT RESTRICTIONS

The Fund's investment restrictions, set forth below, are fundamental and may not be changed without approval of a majority of the outstanding votes of the shareholders of the Fund as determined in accordance with the Investment Company Act of 1940 (the "1940 Act"). Unless otherwise indicated, percentage limitations included in the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

The Fund may not:

(1) With respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (a) more than 5% of its total assets would be invested in securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

(2)   Issue senior securities, except as permitted under the 1940 Act.

(3) Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

(4) Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

(5) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Fund from investing in securities or other instruments backed by real estate or the securities of companies engaged in the real estate business).

(6) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

(7) Lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties, provided that this restriction does not apply to purchases of debt securities or to repurchase agreements.

The Fund is also subject to the following restrictions that are not fundamental and may therefore be changed by the board of directors without shareholder approval.

THE FUND MAY NOT:

(a) Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(b) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions and provided that margin payments in connection with futures contracts and options on futures contracts will not constitute purchasing securities on margin.

(c) Purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

(d) Purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid or purchase or retain securities issued by other open-end investment companies. These restrictions do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

(e) Purchase securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

(f) Purchase warrants, valued at the lower of cost or market, in excess of 5% of the Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

(g) Invest in oil, gas, or other mineral exploration or development programs or leases.

(h) Purchase the securities of any issuer if those officers and directors of BEF and those officers and directors of BMC who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

(i) Invest in securities of real estate investment trusts that are not readily marketable or invest in securities of real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.

(j) Purchase any security when borrowings representing more than 5% of its total assets are outstanding.


Unless otherwise indicated, percentage limitations included in the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

RISK FACTORS

Because the Fund concentrates its assets in the utilities industry, its performance depends in part on how favorably investors perceive this sector of the market relative to other sectors (such as transportation or technology). Of course, investor perceptions of the utilities industry are driven not only by comparisons with other market sectors but by trends and events within the utilities industry. The following is a brief outline of risk factors associated with investment in the utilities industry.

REGULATORY RISKS. Regulators (primarily at the state level) monitor and control public utility company revenues and costs. Regulators can limit profits and dividends paid to investors; they may also restrict a company's access to new markets. Some analysts observe that state regulators have become increasingly active in developing and promoting energy policy through the regulatory process.

NATURAL RESOURCE RISKS. Swift and unpredictable changes in the price and supply of natural resources can hamper utility company profitability. These changes may be caused by political events, energy conservation programs, the success of exploration projects, or tax and other regulatory policies of various governments.

ENVIRONMENTAL RISKS. There are considerable costs associated with environmental compliance, nuclear waste cleanup, and safety regulation. For example, coal-burning utilities are under pressure to curtail sulfur emissions, and utilities in general increasingly are called upon by regulators to bear environmental costs, which may not be easily recovered through rate increases or business growth.

Changing weather patterns and natural disasters affect consumer demand for utility services (e.g., electricity, heat, and air conditioning), which, in turn, affects utility revenues.

TECHNOLOGY AND COMPETITIVE RISKS. The introduction and phase-in of new technologies can affect a utility company's competitive strength. The race by long-distance telephone providers to incorporate fiber optic technology is one example of competitive risk within the utilities industry.


The increasing role of independent power producers ("IPP"s) in the natural gas and electric utility segments of the utilities industry is another example of competitive risk. Typically, IPPs wholesale power to established local providers, but there is a trend toward letting them sell power directly to industrial consumers. Co-generation facilities, such as those of landfill operators that produce methane gas as a byproduct of their core business, pose another competitive challenge to gas and electric utilities. In addition to offering a less expensive source of power, these companies may receive more favorable regulatory treatment than utilities seeking to expand facilities that consume nonrenewable energy sources.

INTEREST RATE RISKS. Utility companies usually finance capital expenditures (e.g., new plant construction) by issuing long-term debt. Rising long-term interest rates increase interest expenses and reduce company earnings.

PORTFOLIO TRANSACTIONS

The Fund's assets are invested by BMC in a manner consistent with the Fund's investment objectives, policies, and restrictions and with any instructions from the board of directors that may be issued from time to time. Within this framework, BMC is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Fund. In placing orders for the purchase and sale of portfolio securities, BMC will use its best efforts to obtain the best possible price and execution and otherwise will place orders with broker-dealers subject to and in accordance with any instructions from the board of directors. BMC will select broker-dealers to execute portfolio transactions on behalf of the Fund solely on the basis of best price and execution.

The Fund's annual portfolio turnover rate is not expected to exceed 150%. Because a higher turnover rate increases transaction costs and may increase taxable capital gains, BMC carefully weighs the potential benefits of short-term investing against these considerations.


The Fund's portfolio turnover rates for the fiscal years ended December 31, 1995 and December 31, 1994 were 68.17% and 61.42%, respectively. For the fiscal years ended December 31, 1995, December 31, 1994, and December 31, 1993, the Fund paid brokerage commissions of $205,544, $180,145 and $266,365, respectively.


VALUATION OF PORTFOLIO SECURITIES


The Fund's net asset value ("NAV") per share is determined by Benham Financial Services, Inc. (BFS) as of the close of business on each day the New York Stock Exchange (the "Exchange") is open for business, usually at 1:00 p.m. Pacific Time. The Exchange has designated the following holiday closings for 1996: New Year's Day (observed), Presidents` Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (observed). Although BFS expects the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.

BMC typically completes its trading on behalf of the Fund in various markets before the Exchange closes for the day. Securities are priced at market value, depending upon the market or exchange on which they trade. Price quotations for exchange-listed securities are taken from the primary exchanges on which these securities trade. Securities traded on exchanges will be valued at their last sale prices. If no sale is reported, the mean between the latest bid and asked prices is used. Securities traded over-the-counter will be valued at the mean between the latest bid and asked prices. Fixed-income securities are priced at market value on the basis of market quotations supplied by independent pricing services. Trading of securities in foreign markets may not take place every day the Exchange is open, and trading takes place in various foreign markets on days on which the

Exchange and the Fund's offices are not open and the Fund's net asset value is not calculated. The Fund's net asset value may be significantly affected on days when shareholders have no access to the Fund. Securities for which market quotations are not readily available, or which may change in value due to events occuring after their primary exchange has closed for the day, are valued at fair market value as determined in good faith under the direction of the board of directors.


PERFORMANCE

The Fund's yields and total returns may be quoted in advertising and sales literature. These figures, as well as the Fund's share price, will vary. Past performance should not be considered an indication of future results.

Yield quotations for the Fund are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing the Fund's net investment income by its share price on the last day of the period, according to the following formula:

                          YIELD = 2 [(a - b + 1)6 - 1]
                                       cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.


For the 30-day period ended December 31, 1995, the Fund's yield was 3.78%.


Total returns quoted in advertising and sales literature reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value per share during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

Average annual total returns for periods of less than one year are calculated by determining the Fund's total return for the period, extending that return for a full year (assuming that performance remains constant throughout the year), and quoting the result as an annual return. Because the Fund's return may not remain constant over the course of a year, these performance figures should be viewed as strictly hypothetical.

In addition to average annual returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. The Fund's average annual total return for the fiscal year ended December 31, 1995 was 35.70%; its average annual total return from March 1, 1993 (commencement of operations), through December 31, 1995, was 9.76%. Performance information may be quoted numerically or in a table, graph, or similar illustration.


The Fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike Benham funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be considered in making such comparisons may include, but are not limited to: U.S. Treasury bill, note, and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon Government National Mortgage Association securities (GNMAs) (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Fund may also utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

Indexes may assume reinvestment of dividends, but generally they do not reflect administrative and management costs such as those incurred by a mutual fund.

Occasionally, statistics may be used to illustrate Fund volatility or risk. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance to a market index. One measure of volatility is "beta." Beta expresses Fund volatility relative to the total market as represented by the S&P 500. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is "standard deviation." Standard deviation is used to measure the variability of net asset value or total return relative to an average over a specified period of time. The premise is that greater volatility connotes greater risk undertaken to achieve a desired performance.


The Fund's shares are sold without a sales charge (a "load"). No-load funds offer an advantage to investors when compared to load funds with comparable investment objectives and strategies. For example, if an investor pays $10,000 to buy shares of a load fund with an 8.5% sales charge, $850 of that $10,000 is paid as a commission to a salesperson, leaving only $9,150 to put to work for the investor. Over time, the difference between paying a sales load and not paying one can have a significant effect on an investor's total return. The Mutual Fund Education Alliance provides a comparison of $10,000 invested in each of two mutual funds, one with an 8.5% sales load and one without a sales load. Assuming a compounded annual growth rate of 10% for both investments, the no-load fund investment is worth $25,937 after ten years, and the load fund investment is worth only $23,732.

The Benham Group has distinguished itself as an innovative provider of low-cost, true no-load mutual funds. Among other innovations, The Benham Group established the first no-load fund that invests primarily in zero-coupon U.S. Treasury securities; the first no-load double tax-free California money market and short-term bond funds; the first no-load adjustable rate government securities fund; and the first no-load utilities fund designed to pay monthly dividends.

The advisor may obtain ratings on the safety of Fund shares from one or more rating agencies and may publish such ratings in advertisements and sales literature.


TAXES


The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not incur federal or state income taxes on its net investment income and net realized capital gains distributed to shareholders.


Distributions from the Fund are taxable to shareholders regardless of whether they are taken in cash or reinvested in additional shares. For federal income tax purposes, shareholders receiving distributions in the form of additional shares will have a basis in each such share equal to the Fund's net asset value per share on the reinvestment date.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. To the extent that the Fund's dividends consist of dividend income from domestic corporations, such dividends may be eligible for the dividends-received deduction available to corporations. Shareholders will be notified annually of the federal tax status of distributions.


As of December 31, 1995, the Fund had a capital loss carryover of $7,035,543 that will expire on December 31, 2002 and $4,356,683 that will expire on December 31, 2003. No capital gain distributions will be made by the Fund until its capital loss carryovers have been offset or have expired.


Upon redeeming, selling, or exchanging shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares liquidated. The gain or loss generally will be long-term or short-term, depending on the length of time the shares were held. However, a loss recognized by a shareholder in the disposition of shares on which capital gain dividends were paid (or deemed paid) before the shareholder had held his or her shares for more than six months would be treated as a long-term capital loss for tax purposes. A gain realized on the redemption, sale, or exchange of shares would not be affected by the reacquisition of shares. A loss realized on the redemption, sale, or exchange of shares would be disallowed to the extent that the shares disposed of were replaced (whether through reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date shares were disposed of. Under such circumstances, the basis of the shares acquired would be adjusted to reflect the disallowed loss.

The information above is only a summary of some of the tax considerations affecting the Fund and its shareholders; no attempt has been made to discuss individual tax consequences. Shareholders who are neither citizens nor residents of the U.S. may be subject to a nonresident alien withholding tax of 30% or a lower treaty rate, depending on the country in which they reside. The Fund's distributions also may be subject to state, local, or foreign taxes. A prospective investor may wish to consult a tax advisor to determine whether the Fund is a suitable investment based on the investor's tax situation.

ABOUT BENHAM EQUITY FUNDS


Benham Equity Funds (BEF) was organized as a California corporation on December 31, 1987, under the name "Benham Equities, Inc." The corporation was renamed Benham Equity Funds on September 2, 1988. BEF is authorized to issue ten series and to issue two billion (2,000,000,000) shares of each such series. Within each series, the directors may issue an unlimited number of shares. Currently, there are four series: Benham Global Gold Fund, Benham Income & Growth Fund, Benham Equity Growth Fund, and Benham Utilities Income Fund. With respect to each series, shares issued are fully paid and nonassessable and have no preemptive, conversion, or similar rights. All consideration received by BEF for shares of any series, and all assets, income, and gains (or losses) earned thereon, belong to that series exclusively and are subject to related liabilities.


Shares of each series have equal voting rights, provided that each series votes separately on matters that pertain to it exclusively. Each shareholder is entitled to vote based on the total dollar interest in the Fund as of the record date for a shareholder meeting. Under California Corporations Code Section 708, shareholders have the right to cumulate votes in the election (or removal) of directors. For example, if six directors are proposed for election, a shareholder may cast six votes for a single candidate, three votes for each of two candidates, etc.

CUSTODIAN BANK: State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, is custodian of the Fund's assets. Services provided by the custodian bank include (i) settling portfolio purchases and sales, (ii) reporting failed trades, (iii) identifying and collecting portfolio income, and (iv) providing safekeeping of securities. The custodian takes no part in determining the Fund's investment policies or in determining which securities are sold or purchased by the Fund.


INDEPENDENT AUDITORS: KPMG Peat Marwick LLP, 3 Embarcadero Center, San Francisco, California 94111, serves as BEF's auditors. KPMG audits the annual report and provides tax and other services as auditors.


DIRECTORS AND OFFICERS


BEF's activities are overseen by a board of directors, including seven independent directors. The individuals listed below whose names are marked with an asterisk (*) are "interested persons" of BEF (as defined in the Investment Company Act of 1940) by virtue of, among other things, their affiliation with either BEF; BEF's investment advisor, BMC; BEF's agent for transfer and administrative services, BFS; BEF's distribution agent, Benham Distributors, Inc. (BDI); the parent corporation, Twentieth Century Companies, Inc. ("TCC") or TCC's subsidiaries; or other funds advised by BMC. Each director listed below also serves as a trustee or director of other funds in The Benham Group. Unless otherwise noted, dates in parentheses indicate the dates the director or officer began his or her service in a particular capacity. The directors' and officers' address is 1665 Charleston Road, Mountain View, California 94043 and 4500 Main Street, Kansas City, Missouri 64111.

DIRECTORS

*JAMES M. BENHAM, chairman of the board of directors (1988). Mr. Benham is also chairman of the boards of BFS (1985), BMC (1971), and BDI (1988); president of BMC (1971), and BDI (1988); and a member of the board of governors of the Investment Company Institute (1988). Mr. Benham has been in the securities business since 1963, and he frequently comments through the media on economic conditions, investment strategies, and the securities markets.

ALBERT A. EISENSTAT, independent director (1995). Mr. Eisenstat is an independent director of each of Commercial Metals Co. (1982), Sungard Data Systems (1991) and Business Objects S/A (1994). Previously, he served as vice president of corporate development and corporate secretary of Apple Computer and served on its Board of Directors (1985 to 1993).

RONALD J. GILSON, independent director (1995). Mr. Gilson is the Charles J. Meyers Professor of Law and Business at Stanford Law School (1979) and the Mark and Eva Stern Professor of Law and Business at Columbia University Schoool of Law (1992). He is counsel to Marron, Ried & Sheehy (a San Francisco law firm,
1984).


MYRON S. SCHOLES, independent director (1988). Mr. Scholes, a principal of Long-Term Capital Management (1993), is also Frank E. Buck Professor of Finance at the Stanford Graduate School of Business (1983), and a director of Dimensional Fund Advisors (1982) and the Smith Breeden Family of Funds (1992). From August 1991 to June 1993, Mr. Scholes was a managing director of Salomon Brothers Inc. (securities brokerage).

KENNETH E. SCOTT, independent director (1988). Mr. Scott is Ralph M. Parsons Professor of Law and Business at Stanford Law School (1972) and a director of RCM Capital Management (June 1994).

EZRA SOLOMON, independent director (1988). Mr. Solomon is Dean Witter Professor of Finance Emeritus at the Stanford Graduate School of Business, where he served as Dean Witter Professor of Finance from 1965 to 1990, and a director of Encyclopedia Britannica.

ISAAC STEIN, independent director (1992). Mr. Stein is former chairman of the board (1990 to 1992) and chief executive officer (1991 to 1992) of Esprit de Corp. (clothing manufacturer). He is a member of the board of Raychem Corporation (electrical equipment, 1993), president of Waverley Associates, Inc. (private investment firm, 1983), and a director of ALZA Corporation (pharmaceuticals, 1987). He is also a trustee of Stanford University (1994) and chairman of Stanford Health Services (hospital, 1994).


*JAMES E. STOWERS III, director (1995), president and chief executive officer
(1996). Mr. Stowers is the president and director of Twentieth Century Investors, Inc., TCI Portfolios, Inc., Twentieth Century World Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Institutional Portfolios, Inc., Twentieth Century Companies, Inc., Investors Research Corporation and Twentieth Century Services, Inc.


JEANNE D. WOHLERS, independent trustee (1988). Ms. Wohlers is a private investor and an independent director and partner of Windy Hill Productions, LP. Previously, she served as vice president and chief financial officer of Sybase, Inc. (software company, 1988 to 1992).

OFFICERS

*JAMES E. STOWERS III, president and chief executive officer (1996).


*DOUGLAS A. PAUL, secretary (1988), vice president (1990), and general counsel
(1990).

*ANN N. McCOID, controller (1988).


*MARYANNE ROEPKE, chief financial officer and treasurer (1995).

The following table summarizes the compensation that the directors of the Fund received for the Fund's fiscal year ended December 31, 1995, as well as the compensation received for serving as director or trustee of all other Benham funds.

                                         DIRECTOR COMPENSATION FOR THE FISCAL YEAR ENDED
                                                           December 31, 1995
-------------------------------------------------------------------------------------------------------------------
      Name of                 Aggregate              Pension or               Estimated               Total
     Director*              Compensation         Retirement Benefits       Annual Benefits        Compensation
                              From Fund          Accrued As Part of        Upon Retirement        From Fund and
                                                    Fund Expenses                                 Fund Complex
                                                                                               Paid to Directors**
-------------------------------------------------------------------------------------------------------------------
Albert A. Eisenstat            $   0                Not Applicable         Not Applicable            $     0
-------------------------------------------------------------------------------------------------------------------
Ronald J. Gilson               $ 801                Not Applicable         Not Applicable            $48,833
-------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               $1452                Not Applicable         Not Applicable            $65,625
-------------------------------------------------------------------------------------------------------------------
Kenneth E. Scott               $1394                Not Applicable         Not Applicable            $65,125
-------------------------------------------------------------------------------------------------------------------
Ezra Solomon                   $1465                Not Applicable         Not Applicable            $58,792
-------------------------------------------------------------------------------------------------------------------
Isaac Stein                    $1402                Not Applicable         Not Applicable            $63,625
-------------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers              $1469                Not Applicable         Not Applicable            $67,375
-------------------------------------------------------------------------------------------------------------------

*  Interested directors receive no compensation for their services as such.

** The Benham Group Fund Complex currently consists of 10 registered investment companies.

As of January 31, 1996, the Fund's directors and officers as a group owned less than 1% of the Fund's outstanding shares.


INVESTMENT ADVISORY SERVICES


The Fund has an investment advisory agreement with BMC, dated June 1, 1995, that was approved by the Fund's shareholders on May 31, 1995.

BMC is a California corporation and a wholly owned subsidiary of TCC, a Delaware corporation. BMC, as well as BFS and BDI, became wholly owned subsidiaries of TCC on June 1, 1995, upon the merger of Benham Management International (BMI), the former parent of BFS and BDI, into TCC. BMC has served as investment advisor to the Fund since the Fund's inception. TCC is a holding company that owns all of the stock of the operating companies that provide the investment management, transfer agency, shareholder service, and other services for the Twentieth Century funds. James E. Stowers, Jr., controls TCC by virtue of his ownership of a majority of its common stock. BMC has been a registered investment advisor since 1971 and is investment advisor to other funds in The Benham Group.

The Fund's agreement with BMC continues for an initial period of two years and thereafter from year-to-year provided that, after the initial two year period, it is approved at least annually by vote of either a majority of the Fund's outstanding voting securities or by vote of a majority of the Fund's directors, including a majority of those directors who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.


The investment advisory agreement is terminable on sixty days' written notice, either by the Fund or by BMC, to the other party and terminates automatically in the event of its assignment.

Pursuant to the investment advisory agreement, BMC provides the Fund with investment advice and portfolio management services in accordance with the Fund's investment objectives, policies, and restrictions. BMC determines which securities will be purchased and sold by the Fund. It also assists the Fund's officers in carrying out decisions made by the board of directors.

For these services, the Fund pays BMC a monthly investment advisory fee based on the dollar amount derived from applying BEF's average daily net assets to the following investment advisory fee rate schedule:

                  .50% of the first $100 million;
                  .45% of the next $100 million;
                  .40% of the next $100 million;
                  .35% of the next $100 million;
                  .30% of the next $100 million;
                  .25% of the next $1 billion;
                  .24% of the next $1 billion;
                  .23% of the next $1 billion;
                  .22% of the next $1 billion;
                  .21% of the next $1 billion;
                  .20% of the next $1 billion; and
                  .19% of net assets over $6.5 billion.

For the fiscal years ending December 31, 1995, and December 31, 1994, the Fund paid $540,339 and $415,129, respectively, in investment advisory fees net of the fee waiver to BMC. The Funds paid no investment advisory fees to BMC for the fiscal period March 1, 1993 (commencement of operations), through December 31, 1993.


ADMINISTRATIVE AND TRANSFER AGENT SERVICES

BFS, a wholly owned subsidiary of TCC, is BEF's agent for transfer and administrative services. For administrative services, the Fund pays BFS a monthly fee based on its pro rata share of the dollar amount derived from applying the aggregate average daily net assets of all of the funds in The Benham Group to the following administrative fee rate schedule:

GROUP ASSETS                        ADMINISTRATIVE FEE RATE

up to $4.5 billion                          .11%
up to $6 billion                            .10
up to $9 billion                            .09
over $9 billion                             .08

For transfer agent services, the Fund pays BFS monthly fees of $1.3958 for each shareholder account maintained and $1.35 for each shareholder transaction executed during the month.


Administrative service and transfer agent fees paid by the Fund to BFS for the fiscal years ended December 31, 1995, 1994 and 1993 are indicated in the tables below. Fee amounts are net of expense limitations as described on the next page.


ADMINISTRATIVE FEES

               FISCAL                 FISCAL                  FISCAL
                1995                   1994                    1993*

              $170,950               $163,339                $113,358


TRANSFER AGENT FEES

               FISCAL                 FISCAL                  FISCAL
                1995                   1994                    1993*

              $414,319               $447,668                $184,307


*For the fiscal period March 1, 1993 (commencement of operations), through December 31, 1993.

DIRECT FUND EXPENSES

The Fund pays certain operating expenses that are not assumed by BMC or BFS. These include fees and expenses of the independent directors; custodian, audit, tax preparation and pricing fees; fees of outside counsel and counsel employed directly by BEF; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, confirmations, and reports to shareholders; fees for registering the Fund's shares under federal and state securities laws; brokerage fees and commissions (if any); trade association dues; costs of fidelity and liability insurance policies covering the Fund; costs for incoming WATS lines maintained to receive and handle shareholder inquiries; and organizational costs.

EXPENSE LIMITATION AGREEMENT


BMC may recover amounts absorbed on behalf of the Fund during the preceding 11 months if, and to the extent that, for any given month, the Fund's expenses were less than the expense limitation in effect at that time. BMC has agreed to limit the Fund expenses to .75% of the Fund's average daily net assets during the year ending May 31, 1996. The Fund's contractual expense limitation is subject to annual renewal.

For the fiscal years ended 1995 and 1994, BMC reimbursed $8,882 and $112,324.00 respectively, of the Fund's expenses. For the fiscal period March 1, 1993 (commencement of operations) through December 31, 1993, BMC and BFS reimbursed $515,240.00 of the Fund's expenses.


VOLUNTARY EXPENSE LIMITATION. BMC voluntarily agreed to absorb all the Fund's expenses through May 31, 1993. On June 1, 1993, the Fund began absorbing expenses equal to .15% of average daily net assets. This expense cap was raised by .15% of average daily net assets as of the first day of each subsequent month until the .75% contractual cap was reached on October 1, 1993. BMC's voluntary expense limitations are not eligible for recoupment (as described above with respect to the contractual expense limitation agreement).

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Fund's shares are continuously offered at net asset value. Share certificates are issued (without charge) only when requested in writing. Certificates are not issued for fractional shares. Dividend and voting rights are not affected by the issuance of certificates.


The Benham Group may reject or limit the amount of an investment to prevent any one shareholder or affiliated group from controlling BEF or one of its series; to avoid jeopardizing a series' tax status; or whenever, in management's opinion, such rejection is in BEF's or a series' best interest. As of January 31, 1996, Charles Schwab & Company, 101 Montgomery Street, San Francisco, California 94104, was the omnibus record holder of 27.4% of the Fund's total outstanding shares.


The Benham Group charges neither fees nor commissions on the purchase and sale of Benham fund shares. However, BFS may charge fees for special services requested by a shareholder or necessitated by acts or omissions of a shareholder. For example, BFS may charge a fee for processing dishonored investment checks or stop-payment requests. BFS charges $10 per hour for account research requested by investors. This charge will be assessed, for example, when a shareholder request requires more than one hour of research on historical account records. The fees charged are based on the estimated cost of performing shareholder-requested services and are not intended to increase income to BFS. Share purchases and redemptions are governed by California law.

OTHER INFORMATION

BEF's investment advisor, BMC, has been continuously registered with the SEC under the Investment Advisers Act of 1940 since December 14, 1971. BEF has filed a registration statement under the Securities Act of 1933 and the 1940 Act with respect to the shares offered. These registrations do not imply approval or supervision of BEF or the advisor by the SEC.

For further information, refer to the registration statement and exhibits on file with the SEC in Washington, D.C. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                                     BENHAM
                                  GLOBAL GOLD
                                      FUND

                         Prospectus * February 26, 1996



                         [picture of book with compass,
                      bag with gold nuggets, and a mining
                                 company deed]


                        [company logo] The Benham Group
              Part of the Twentieth Century Family of Mutual Funds

-------------------
[information in left margin of page]
THE BENHAM GROUP
1665 Charleston Rd.
Mountain View
California 94043

Fund
Information
1-800-331-8331
1-415-965-4274

Investor Services
1-800-321-8321
1-415-965-4222

TDD Service
1-800-624-6338
1-415-965-4764


Benham Group
Representatives
are available
by telephone weekdays from
5 a.m. to 5 p.m. Pacific Time.
-------------------


BENHAM GLOBAL GOLD FUND

Formerly known as the Benham Gold Equities Index Fund


A Series of Benham Equity Funds


Prospectus  o  February 26, 1996

BENHAM GLOBAL GOLD FUND seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating, or distributing gold or other precious metals throughout the world. The Fund is a non-diversified series of Benham Equity Funds (BEF), a no-load, open-end mutual fund.

Please read this Prospectus carefully and retain it for future reference. It is designed to help you decide whether the Fund's goals match your own. A Statement of Additional Information (also dated February 26, 1996) has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. For a free copy, call or write The Benham Group.


Mutual fund shares are not insured by the FDIC, the Federal Reserve Board, or any other agency. The value of the investment and its returns will fluctuate and is not guaranteed.

AS WITH ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF FUND EXPENSES


The tables below illustrate the fees and expenses an investor in the Fund would incur directly or indirectly. The figures shown are based on historical expenses, adjusted to reflect the expense limitation agreement in effect as of February 26, 1996.


================================================================================
A. SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------

Sales load imposed on purchases ...........................   None
Sales load imposed on reinvested dividends ................   None
Deferred sales load .......................................   None
Redemption fee ............................................   None
Exchange fee ..............................................   None

================================================================================
B. ANNUAL FUND OPERATING EXPENSES
As a Percentage of Average Daily Net Assets
--------------------------------------------------------------------------------

Investment advisory fee....................................  .31%
12b-1 fee..................................................  None
Other expenses.............................................  .30%
Total Fund operating expenses
      (net of expense limitation)..........................  .61%*


* Benham Management Corporation (BMC) has agreed to continue to limit the Fund's total operating expenses to a percentage of average daily net assets through May 31, 1995. The operation of this expense limitation effectively requires the total expenses paid by the Fund not exceed .75%. Amounts which are paid by unaffiliated third parties do not apply to this expense limit. The agreement provides that BMC may recover amounts absorbed on behalf of the Fund during the preceding 11 months if, and to the extent that, for any given month, the Fund's expenses were less than the expense limit in effect at that time. The expense limitation is subject to annual renewal in June.


The Fund pays BMC investment advisory fees equal to an annualized percentage of Fund average daily net assets. Other expenses include administrative and transfer agent fees paid to Benham Financial Services, Inc. (BFS).

-------------------
[information in right margin of page]
Please read this Prospectus carefully and retain it for future reference. It is designed to help you decide if the Fund's goals match your own.
-------------------

================================================================================
C. EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

The following table illustrates the expenses a shareholder would pay on a $1,000 investment in the Fund over periods of one, three, five, and ten years. These figures are based on the expenses shown in Table B and assume (i) a 5% annual return and (ii) full redemption at the end of each time period.

  ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS

     $6              $20              $34             $76

We include this table to help you understand the various costs and expenses that you, as a shareholder, will bear either directly or indirectly. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN, AND THE FUND MAY NOT REALIZE THE 5% HYPOTHETICAL RATE OF RETURN REQUIRED BY THE SEC FOR THIS EXAMPLE.

FINANCIAL HIGHLIGHTS


The information presented on the following page has been audited by KPMG Peat Marwick LLP, independent auditors. Their report on the financial statements and financial highlights is included in the Fund's Annual Report, which is incorporated by reference in the Statement of Additional Information.


=====================================================================================================================
BENHAM GLOBAL GOLD FUND
Years ended December 31 (except as noted)
---------------------------------------------------------------------------------------------------------------------

                                  1995       1994       1993       1992       1991      1990       1989       1988+
PER-SHARE DATA
--------------
NET ASSET VALUE AT
BEGINNING OF PERIOD              $11.33      13.67      7.55       8.28       9.35      11.71      9.05       10.00

Income From
Investment Operations

Net Investment Income             .0226      .0299     .0124      .0181      .0247      .0006     .0372       .0895

Net Realized and
Unrealized Gains (Losses)
on Investments                   1.0259    (2.3213)   6.1197     (.7324)   (1.0753)   (2.2691)   2.7547      (.9688)
                                 ------     ------    ------     ------     ------     ------    ------      ------
Total Income (Losses)
From Investment Operations       1.0485    (2.2914)   6.1321     (.7143)   (1.0506)   (2.2685)   2.7919      (.8793)

Less Distributions

Dividends from Net
Investment Income                (.0085)    (.0214)   (.0114)    (.0157)    (.0194)    (.0006)   (.0372)     (.0666)

Distributions from Net
Realized Capital Gains                0          0    (.0007)          0         0     (.0909)   (.0947)     (.0041)
                                 ------     ------    ------      ------     -----     ------    ------      ------
Distributions in Excess of Net
Realized Capital Gains                0    (.0272)         0           0         0          0         0           0

Total Distributions              (.0085)   (.0486)    (.0121)     (.0157)   (.0194)    (.0915)   (.1319)     (.0707)

NET ASSET VALUE AT
END OF PERIOD                    $12.37      11.33     13.67        7.55      8.28       9.35     11.71        9.05
                                  =====      =====     =====        ====     =====      =====     =====        ====
TOTAL RETURN*                      9.25%    (16.75)    81.22       (8.65)   (11.23)    (19.43)    29.93       (9.19)
------------

SUPPLEMENTAL DATA AND RATIOS
----------------------------

Net Assets at End of Period
(in thousands of dollars)      $537,693    568,030    616,347    163,777   124,436    104,163    61,786      7,683

Ratio of Expenses to
Average Daily Net Assets++          .61%       .61        .72        .75       .75        .96      1.00          0

Ratio of Net Investment
Income to Average
Daily Net Assets                    .17%       .20        .23        .23       .30        .01       .36       2.04**

Portfolio Turnover Rate           28.40%     41.67      28.38      52.57     56.33      20.96     34.39        .92
Average Commission
Per Share                         $.035       N/A        N/A        N/A       N/A        N/A        N/A        N/A

-------------
+  Commencement of operations for Benham Global Gold Fund was August 17, 1988.
++ The ratio for the year ended December 31, 1995, includes expenses paid through expense offset arrangements.
*  Total return figures assume reinvestment of dividend and capital gain distributions and are not annualized.

** Annualized (The period ended December 31, 1988, includes .76% from nonrecurring income).


HOW THE FUND WORKS

INVESTMENT OBJECTIVE


The Fund's investment objective is to seek to achieve a total return (capital appreciation and current income) that is consistent with investing in securities of companies that are engaged in mining, processing, fabricating, or distributing gold or other related precious metals throughout the world. The Fund will seek to attain the objective of capital appreciation by purchasing securities with the potential to increase in value, so that its own shares will in turn increase in value. Because the Fund's investment objective also includes the pursuit of current income, the payment of dividends and interest may be a consideration when the Fund purchases securities.


The Fund's investment objective and industry concentration policy, described on the following pages, are fundamental and may not be changed without shareholder approval. The other policies described in this Prospectus are not fundamental and may be changed by the Fund's board of directors.

CORE INVESTMENT STRATEGIES


BMC will construct the Fund's portfolio to match the risk characteristics of the market for gold and gold-related equity securities and, in turn, attempt to produce performance indicative of performance in the worldwide gold equities market. As part of evaluating and determining the appropriate investments for the Fund, BMC intends to utilize various benchmarks, including worldwide gold market indices, such as the FT-SE(R) Gold Mines Index.

The FT-SE(R) Gold Mines Index (the "Index") is compiled and calculated by FT-SE International Limited ("FT-SE") under the joint license of the Financial Times Ltd. ("FT") and the London Stock Exchange Limited (the "Stock Exchange"). FT-SE calculates the Index in conjunction with the Institute of Actuaries and the Faculty of Actuaries. However, neither FT-SE nor the Stock Exchange nor FT shall be liable to any person for any error in the Index and neither FT-SE or Exchange or FT shall be under any obligation to advise any person of any error therein. The Fund is not in any way sponsored, endorsed, sold or promoted by FT-SE, the Stock Exchange or FT. Neither FT-SE, the Stock Exchange nor FT makes any warranty or representation whatsoever as to the results to be obtained from the use of the Index and/or the figure at which the said Index stands at any particular time on any particular day or otherwise. FT-SE(R) is a trademark of the Stock Exchange and FT and is used by FT-SE under license.

BMC intends to use quantitative management techniques in pursuit of the Fund's investment objective. Quantitative investment management is designed to combine a disciplined management approach with the flexibility to respond to events that may affect the value of the Fund's investments.

The Fund will concentrate its investments in securities of companies throughout the world which are engaged in mining, processing or dealing with gold or other precious metals ("Gold Companies"). This means that at least 25% of the Fund's total assets must be invested in Gold Companies. Under normal circumstances, at least 65% of the value of the Fund's total assets will be invested in securities of issuers engaged in gold operations, including securities of gold mining finance companies, as well as operating companies with long-, medium- or short-life gold mines.

The Fund may invest in common stocks, securities convertible into common stocks and sponsored or unsponsored American Depositary Receipts ("ADRs") for the securities of Gold Companies, all of which may be traded on a securities exchange or over-the-counter. In seeking income or in times when a conservative policy is warranted, the Fund may also purchase preferred stocks and debt securities, such as notes, bonds, debentures or commercial paper, any of which may or may not be rated by nationally recognized securities rating agencies.

As part of its global investment strategy, the Fund will normally invest in securities of issuers located in at least three different countries, one of which may be the United States. For temporary defensive purposes, however, the Fund may invest in less than three countries. BMC anticipates that a substantial portion of the Fund's assets will be invested in securities of companies domiciled in or operating in one or more foreign countries. There are certain risks which are posed to the Fund when it invests in foreign securities. (See "Risk Factors and Investment Techniques--Foreign Securities," on page 9.) While these


-------------------
[information in right margin of page]
The Fund will concentrate its investments in securities of companies throughout the world which are engaged in mining, processing or dealing with gold or other precious metals ("Gold Companies").
-------------------
risks exist under the Current Objective, their significance to the Fund and its shareholders may be greater as the Fund increases its investments in regions outside North America.


BMC works to balance three goals:


* To construct the Fund's portfolio composition so that its risk and investment performance characteristics will match the selected benchmarks as closely as possible while meeting IRS diversification requirements;


* To keep enough cash on hand to meet shareholder redemption requests and pay operational expenses; and


*   To keep portfolio transaction costs low.

The Fund is a "non-diversified company" as defined in the Investment Company Act of 1940 (the "1940 Act"), which means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. However, Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended, limits the proportion of assets a fund may invest in the securities of any single issuer. The Fund intends to adhere to these limits in order to qualify as a regulated investment company.


RISK FACTORS AND INVESTMENT TECHNIQUES

GENERAL


By itself, the Fund does not constitute a balanced investment plan. The Fund may be appropriate for investors seeking to diversify their stock portfolios through broad-based exposure to the global gold industry. The Fund works best for long-term investors prepared to ride out the markets' ups and downs. Since the Fund concentrates its investments in stocks of companies engaged in the gold industry (gold company shares), its share price is likely to be more volatile than the share price of a fund that diversifies across multiple industries.


Many investors perceive that gold investments hedge against inflation, currency devaluations, and general stock market declines; however, there is no assurance that these historical inverse relationships will persist. Changing market conditions (i.e., fluctuating operating costs, political events, and changes in interest rates and currency rates) may affect gold prices and tend to have a more exaggerated effect on gold stocks. Because of their high share price volatility, gold stocks are considered speculative and may affect the Fund's share price. Investment in the Fund's shares may involve special considerations, including: fluctuations in the price of gold; the potential effect of the concentration of the sources of supply of gold and over control of the sale of gold; changes in U.S. or foreign tax, currency or mining laws; increased environmental costs; and unpredictable monetary policies and economic and political conditions.


CONVERTIBLE SECURITIES


In addition to common stock shares of gold companies, the Fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks, and warrants. BMC may purchase these securities if it believes that a company's convertible securities are undervalued in the market.

Convertible securities provide a fixed-income stream and the opportunity, through their conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. A convertible security tends to increase in market value when interest rates rise. The price of a convertible security is also influenced by the market value of the security's underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.


FOREIGN SECURITIES


Because of the Fund's policy of investing primarily in securities of companies engaged in gold mining, a substantial part of the Fund's assets is generally invested in securities of companies domiciled or operating in one or more foreign countries.


Securities of foreign issuers may be affected by the strength of foreign currencies relative to the U.S. dollar or by political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental regulations comparable to those that affect U.S. companies, and there may be less public information about their operations.

In particular, liquidity of the Fund's portfolio may be affected by the Fund's global exposure. While the Fund intends to acquire securities of foreign issuers only where there are public trading markets for such securities, such investments may tend to reduce the liquidity of the Fund's portfolio in the event of internal problems in such foreign countries or deteriorating relations between the United States and such countries. Restrictions and controls on investment in the securities markets of some countries may have an adverse effect on the availability and costs to the Fund of investments in those countries. In addition, there may be the possibility of expropriations, foreign withholding taxes, confiscatory taxation, political, economic or social instability or diplomatic developments which could affect assets of the Fund invested in issuers in foreign countries. In particular, investments in Gold Companies located in South Africa, which comprise a significant component of the global gold industry, may present greater risks to the Fund than investments in other countries because of its realtively unstable internal political conditions.

In addition, issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available to the investing public than with sponsored ADRs. BMC will attempt to independently accumulate and evaluate information with respect to the issuers of the underlying securities of sponsored and unsponsored ADRs to attempt to limit the Fund's exposure to the market risk associated with such investments.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

To offset the currency risks associated with investing in securities of foreign issuers, the Fund may hold foreign currency deposits and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

Currencies may be exhanged on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. By entering into a forward contract to buy or sell the amount of foreign currency involved in a security transaction for a fixed amount of U.S. dollars, BMC can protect the Fund against losses resulting from adverse changes in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. However, using forward contracts in this manner does not eliminate fluctuations in the prices of the underlying securities themselves. Forward contracts simply establish a rate of exchange that can be achieved at some future point in time. Additionally, although forward contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also limit any gain that might result if the hedged currency's value were to increase.

BMC uses forward contracts for currency hedging purposes only and not for speculative purposes. The Fund is not required to enter into forward contracts with regard to its foreign holdings and will not do so unless doing so is deemed appropriate by the advisor.

WHEN-ISSUED SECURITIES AND FORWARD-COMMITMENT AGREEMENTS

When-issued securities and forward-commitment agreements fix a security's price and yield for future payment and delivery. The market value of the security may change during this period, or a party to the agreement may fail to deliver or pay for the security. Either of these situations could affect the market value of the Fund's assets. As an operating policy, the Fund will not commit more than 35% of its total assets to when-issued or forward-commitment agreements.


GOLD INVESTMENTS

The Fund may purchase gold, gold certificates, or gold futures (referred to collectively as "Gold Investments"), although it will not purchase gold in any form that is not readily marketable and that cannot be stored in accordance with custody regulations applicable to mutual funds.

BMC may use a Gold Investment when it judges the price of gold to be artificially low. BMC may also use a Gold Investment as a hedge if it expects a rise in the price of gold to correlate with rising prices of the Fund's other gold-related investments. If gold prices rise as BMC predicted, proceeds from the sale of the Gold Investment may be used to cover the increased price of the hedged security. However, if the price of the Gold Investment declines, the Fund may suffer a loss.

Direct purchases of gold bullion or coins may generate higher custody and transaction costs than other types of investments and do not generate interest or dividend income for the Fund. The sole source of return on such investments is from gain (or losses) realized at the time of sale. Gold coins may be purchased for their intrinsic value only and not for their numismatic value.


The Fund purchases Gold Investments only to the extent necessary to meet Internal Revenue Service ("IRS") income requirements and state restrictions on the purchase of gold and other commodities.

IRS income tests and certain state laws effectively limit the amount of Gold Investments the Fund may make. The Fund intends to make such investments only to the extent permitted by these limits.


SHORT-TERM INSTRUMENTS

For liquidity purposes, the Fund may invest in high-quality money market instruments with remaining maturities of one year or less.

The Fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers that are deemed to present minimal credit risk. Credit risk determinations are made by BMC pursuant to guidelines established by the board of directors. A repurchase agreement involves the purchase of a security and a simultaneous agreement to sell the security back to the seller at a higher price. Delays or losses could result if the party to the agreement defaults or becomes bankrupt.

The Fund may invest up to 5% of its total assets in any money market fund advised by BMC, provided that the investment is consistent with the Fund's investment policies and restrictions.


OPTIONS

As more fully discussed in the Statement of Additional Information, the Fund may enter into options (including writing covered call options), futures and options on financial futures transactions. For state law purposes, the

Fund will commit no more than 5% of its assets to premiums when purchasing put options. The premium paid by the Fund when purchasing a put option will be recorded as an asset in the Fund's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed or, in the absence of such sale, the latest bid price.

INTEREST RATE SWAPS

The Fund may enter into interest rate swap agreements with banks or broker-dealers. These transactions may be used to help the Fund meet IRS diversification requirements or to improve the correlation between the Fund's total return and that of the the market for gold equities.

Swap transactions used by BMC typically involve entering into a contract with a broker-dealer to receive the total returns of a specific security or basket of securities (minus a fee) in exchange for periodic payments based on a money market interest rate index such as the London Interbank Offered Rate (LIBOR).


SECURITIES LENDING

The Fund may lend its portfolio securities to banks and broker-dealers to earn additional income. Securities loans are subject to guidelines prescribed by the board of directors, which are set forth in the Statement of Additional Information.

This practice could result in a loss or a delay in recovering the Fund's securities. Loans are limited to 33-1/3% of the Fund's total assets.

OTHER INVESTMENT MANAGEMENT TECHNIQUES

BMC may buy other types of securities or employ other portfolio management techniques on behalf of the Fund. When required by SEC guidelines, the Fund will set aside cash or appropriate liquid assets in a segregated account to cover its portfolio obligations. See the Statement of Additional Information for a more detailed discussion of these investments and some of the risks associated with them.

-------------------
[information in left margin of page]
Performance data and a discussion of factors that affected performance during the Fund's most recent reporting period are included in its annual and semiannual reports to shareholders.
-------------------

PORTFOLIO TRANSACTIONS

BMC selects brokerage firms solely on the basis of best net price and execution and engages in regular trading on behalf of the Fund. The Fund's annual portfolio turnover rate is not expected to exceed 100% and may vary from year to year.

PERFORMANCE


Mutual fund performance is commonly expressed in terms of historical yield or total return and may be quoted in advertising and sales literature. Past performance is no guarantee of future results.


YIELD calculations show the rate of income the Fund earns on its investments as an annual percentage rate. The Fund's yield is calculated according to methods that are standardized for all stock and bond funds.

TOTAL RETURN represents the Fund's changes over a specified time period assuming reinvestment of dividends and capital gains, if any. CUMULATIVE TOTAL RETURN illustrates the Fund's actual performance over a stated period of time. AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that illustrates the annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over a entire period. Average annual total returns smooth out variations in the Fund's performance; they are not the same as year-by-year results.


Performance data and a discussion of factors that affected performance during the Fund's most recent reporting period are included in the Fund's annual and semiannual reports to shareholders. These reports are routinely delivered to the Fund's shareholders. To receive a free copy, call one of the Fund Information numbers listed on page 16.

The Fund's life-of-fund cumulative and average annual total returns for the period August 17, 1988, through December 31, 1995, were 26.99% and 3.30%, respectively. Prior to February 12, 1996, the Fund was known as the Benham Gold Equities Index Fund and had a strict North American gold equities investment objective.

SHARE PRICE

The price of your shares is the net asset value ("NAV") of the Fund next determined after receipt of your instruction to purchase, convert or redeem. NAV is determined by calculating the total value of a Fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. NAV is determined on each day that the New York Stock Exchange (the "Exchange") is open.

Investments and requests to redeem shares will receive the share price next determined after receipt by Benham of the investment or redemption request. For example, investments and requests to redeem shares received by Benham before the close of business of the Exchange are effective on, and will receive the price determined on that day as of the close of the Exchange. Investment and redemption requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on the next day the Exchange is open.

Investments are considered received only when your check or wired funds are received by Benham. Wired funds are considered received on the day they are deposited in Benham's bank account if they are deposited before the close of business on the Exchange, usually 1:00 p.m. Pacific Time.

Investment and transaction instructions received by Benham on any business day by mail at its office prior to the close of business of the Exchange, usually 1:00 p.m. Pacific Time, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

-------------------
[information in right margin of page]
Shares may be purchased and redeemed without any sales charge, commission, redemption fee, 12b-1 fee, or contingent deferred sales load.
-------------------

-------------------
[information in left margin of page]
Overnight and special delivery mail (e.g., Federal Express, Express Mail, Priority Mail) should be sent to our street address: 1665 Charleston Rd. Mountain View California 94043. Failure to do so may result in transaction delays.
-------------------

HOW TO INVEST


To open an account, you must complete and sign an application. If an application is not enclosed with this Prospectus, you may request one by calling one of the Fund Information numbers listed below. If you prefer, we will fill out your application over the telephone and mail it to you for your signature. Separate forms are required to establish Benham-Sponsored Retirement Plan accounts as discussed on pages 26 and 27.


Benham Group Representatives are available at the telephone numbers listed below weekdays from 5:00 a.m. to 5:00 p.m. Pacific Time. For your protection, Benham records all telephone conversations with its telephone representatives.

FUND INFORMATION: for information about any Benham fund or other investment product, call 1-800-331-8331 or 1-415-965-4274.


INVESTOR SERVICES: to open an account, receive a Prospectus or Statement of Additional Information for a Benham fund or make transactions in an existing account, call 1-800-321-8321 or 1-415-965-4222.


Benham shareholders may make transactions and obtain prices, yields, and total return information for all Benham funds with TeleServ, our 24-hour automated telephone information service. Dial 1-800-321-8321 and press 1.

HOW TO BUY SHARES (Retirement investors, see pages 26 and 27).

================================================================================
METHOD           INSTRUCTIONS
--------------------------------------------------------------------------------
BY CHECK         Minimum initial investment: $1,000
                 Minimum additional investment: $100

                 MAKE YOUR INVESTMENT CHECK PAYABLE TO THE BENHAM GROUP. Mail the check with your completed application to

                 The Benham Group
                 P.O. Box 7730
                 San Francisco, CA 94120-9853

                 FOR ADDITIONAL INVESTMENTS, enclose an investment slip preprinted with the account number to which your investment should be credited. If the payee information provided on the check does not agree with information preprinted on the investment slip, we will follow the instructions preprinted on the investment slip.

                 If you do not have a preprinted investment slip, send your check with separate written instructions indicating the fund name and the account number. If the payee information provided on the check does not agree with your written instructions, we will follow the written instructions.

                 You may also invest your check in person at a Benham Investor Center. One is located at 1665 Charleston Road in Mountain View, California; the other is located at 2000 South Colorado Boulevard, Suite 1000, in Denver, Colorado.

                 WE WILL NOT ACCEPT CASH INVESTMENTS OR THIRD-PARTY CHECKS. We will, however, accept properly endorsed second-party checks made payable to the investor(s) to whose account the investment should be credited.

                 We will also accept checks drawn on foreign banks or foreign branches of domestic banks and checks that are not drawn in U.S. dollars (U.S. $100 minimum). The cost of collecting payment on such checks will be passed on to the investor. These costs may be substantial, and settlement may involve considerable delays.

                 Investors will be charged $5 for every investment check returned unpaid.

================================================================================
METHOD           INSTRUCTIONS
--------------------------------------------------------------------------------
BY BANK WIRE     Minimum initial investment: $25,000
                 Minimum additional investment: $100

                 If you wish to open an account by bank wire, please call our Investor Services Department for more information and an account number. Bank wire investments should be addressed as follows:

                 State Street Bank and Trust Company
                 Boston, Massachusetts
                 ABA Routing Number 011000028
                 Beneficiary = Benham Equity Funds: Benham Global Gold Fund AC - 0505 917 5
                 FBO [Your Name, Your Benham Fund Account Number]

--------------------------------------------------------------------------------
BY EXCHANGE      Minimum initial investment: $1,000
                 Minimum additional investment: $100

                 You may exchange your shares for shares of any other Benham fund registered for sale in your state if you have received the fund's prospectus. Exchanges may be made by telephone (for identically registered accounts only), by written request, or in person. Certain restrictions apply; please see page 20 for details. You may open a new account by telephone exchange, provided that you meet the minimum initial investment requirement.

--------------------------------------------------------------------------------
AUTOMATIC        Minimum: $25
INVESTMENT
SERVICES         These services are offered with respect to additional
                 investments only. See details on page 21.

PROCESSING YOUR PURCHASE


Shares will be purchased at the next NAV calculated after your investment is received and accepted by The Benham Group or an authorized subtransfer agent. An investment received and accepted before the close of business of the Exchange, normally 1:00 p.m. Pacific Time, will be included in your account balance the same day. If the investment is received after the close of business of the Exchange, usually 1:00 p.m. Pacific Time, it will be credited to your account the following business day. The Fund reserves the right to refuse any investment.


TELEPHONE TRANSACTIONS


Shareholders may order certain transactions (e.g., exchanges, wires, some types of redemptions) by telephone. This privilege is granted to Benham fund shareholders automatically; you need not specifically request this service, and you may not specifically decline it. ONCE YOUR TELEPHONE ORDER HAS BEEN PLACED, IT MAY NOT BE MODIFIED OR CANCELLED.


The Benham Group will not be liable for losses resulting from unauthorized or fraudulent instructions if it follows procedures designed to verify the caller's identity. BMC will request personal identification, record telephone calls, and send confirmation statements for every telephone transaction to the shareholder's record address. The Fund reserves the right to refuse or terminate telephone transactions at any time.

CONFIRMATION AND QUARTERLY STATEMENTS


All transactions are summarized on quarterly account statements. In addition, for every transaction that you request, a confirmation statement will be mailed to your record address. Please review these statements carefully. If you believe we have processed the transaction you requested incorrectly, please notify us as soon as possible. If you fail to notify us of an error with reasonable promptness, i.e., within 30 days of the date of your confirmation statement, we will deem you to have ratified the transaction.

-------------------
[information in left margin of page]
The free exchange privilege is a convenient way to buy shares in other Benham funds if your investment goals change.

Benham Open Orders allow investors to utilize a "buy low, sell high" investment strategy.
-------------------


ACCOUNT SERVICES


EXCHANGE PRIVILEGE


You may exchange your shares for shares of equivalent value in any other Benham fund registered for sale in your state. An exchange request will be processed the same day if it is received before the funds' NAVs are calculated which is one hour prior to the close of the Exchange, usually 12:00 p.m. Pacific Time for Benham Target Maturities Trust; and at the close of the Exchange, usually 1:00 p.m. Pacific Time for all other Benham funds.


The Benham Group discourages trading in response to short-term market fluctuations. Such activity may interfere with BMC's ability to invest the funds' assets in accordance with their respective investment objectives and policies and may be disadvantageous to other shareholders. More than six exchanges per calendar year out of a variable-price fund may be deemed an abuse of the exchange privilege. For purposes of determining the number of exchanges made, accounts under common ownership or control will be aggregated.

Each Benham fund reserves the right to modify or revoke the exchange privilege of any shareholder or to limit or reject any exchange. Although each fund will attempt to give shareholders prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time.

OPEN ORDER SERVICE


The Benham Group's Open Order Service allows you to designate a price at which to buy or sell shares of a variable-price fund by exchange from a money market fund. To place a "buy" order, you designate a purchase price that is equal to or lower than the current NAV. To place a "sell" order, designate a sales price that is equal to or higher than the current NAV. If the designated price is met within 90 calendar days, we will automatically execute your order. If you are buying shares of a variable-price fund, we will exchange money from your money market account to purchase them. If you are selling shares of a variable-price fund, we will transfer the proceeds of that sale to your money market account. If you do not have a money market account, we will open one for you when we execute your Open Order.

If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so that the distribution does not inadvertently trigger an Open Order transaction on your behalf. If you close or reregister the account from which shares are to be redeemed, your Open Order will be cancelled. All orders and cancellation of orders received by one hour prior to the close of the Exchange, usually 12:00 p.m. Pacific Time, will be considered to be effective the same day. All orders and cancellation of orders not received one hour prior to the close of the Exchange, usually 12:00 p.m. Pacific Time, will be considered effective the following business day.


AUTOMATIC INVESTMENT SERVICES (AIS)

TREASURY DIRECT allows you to deposit interest and principal payments from Treasury securities directly into a Benham fund account.

PAYROLL DIRECT allows you to deposit any amount of your paycheck directly into a Benham fund account.

GOVERNMENT DIRECT allows you to deposit your entire U.S. government payment directly into a Benham fund account.


BANK DIRECT allows you to deposit a fixed amount from your bank account directly into a Benham fund account on the 1st and/or 15th of each month (or the next business day).


DIRECTED DIVIDENDS allow you to invest all or part of your dividend earnings from one Benham fund account in one or more other Benham fund accounts. You may choose to receive a portion of your dividends in cash and to invest the remainder in other Benham fund accounts.


SYSTEMATIC EXCHANGES allow you to exchange from one Benham fund account to another Benham fund account on the 1st and/or the 15th of each month (or the next business day).

For more information about any of these services, please call our Investor Services Department at 1-800-321-8321 or 1-415-965-4222.


-------------------
[information in right margin of page]
Automatic Investment Services enable you to benefit from a dollar-cost averaging investment strategy.
-------------------

-------------------
[information in left margin of page]
You may redeem shares without charge.
-------------------

BROKER-DEALER TRANSACTIONS


The Benham Group charges no sales commissions, or "loads," of any kind. However, investors may purchase and sell shares through registered broker-dealers and other qualified institutions, who may charge fees for their services.

The Benham Group will accept orders for the purchase of shares from such institutions who agree in writing to pay in full for such shares in immediately available funds no later than 1:00 p.m. Pacific Time the following business day.


TDD SERVICE FOR THE HEARING IMPAIRED

TDD users may contact The Benham Group at 1-800-624-6338 or 1-415-965-4764. California residents may wish to contact us through the California Relay Service
(CRS) at 1-800-735-2929.

Your transaction requests via CRS will be handled on a recorded line. The Benham Group cannot accept responsibility for instructions miscommunicated by CRS.

EMERGENCY SERVICES

The Benham Group has established an alternate operations site from which we can access customer accounts and the mainframe computers used by the Benham funds in the event of an emergency. Telephone lines and terminals are currently in place. If our regular service is interrupted, the following numbers will automatically connect you to this site.

From within the U.S., including Alaska and Hawaii, call 1-800-321-8321.

From all foreign countries, call collect, 1-303-759-9337 or 1-510-820-1409. The operator will request your Benham fund account number before accepting the call.


HOW TO REDEEM YOUR INVESTMENT


When you place an order to redeem shares, your shares will be redeemed at the next NAV calculated after The Benham Group or an authorized subtransfer agent has received and accepted your redemption request in good order. The Fund's NAV is usually calculated at the close of business of the Exchange, usually 1:00 p.m. Pacific Time. See page 15 for details.

Barring extraordinary circumstances prescribed by law, redemption proceeds are mailed within seven calendar days. However, The Benham Group reserves the right to withhold the proceeds until the investment has matured (i.e., your payment has cleared); see maturity periods below.

--------------------------------------------------------------------------------
                                       DRAWN FROM A           MATURITY PERIOD
   TYPE OF INVESTMENT                CALIFORNIA BANK?       (IN BUSINESS DAYS)
--------------------------------------------------------------------------------
   Checks, cashiers checks,
   and bank money orders                    Yes                   5 days
--------------------------------------------------------------------------------
   Same as above                            No                    8 days
--------------------------------------------------------------------------------
   U.S. Treasury checks,
   Traveler's checks,
   U.S. Postal money orders,
   Benham checks, bank wires,
   and AIS Deposits*                        N/A                    1 day

   *Does not include bank direct deposits, which take 8 business days to mature.
--------------------------------------------------------------------------------

If you hold shares in certificate form, redemption requests must be accompanied by properly endorsed certificates.

If you want to keep your account open, please maintain a balance of shares worth at least $1,000. If your account balance falls to less than $1,000 due to redemption, your account may be closed, but not without at least 30 days' notice and an opportunity to increase your account balance to the $1,000 minimum. Your shares will be redeemed at the NAV calculated on the day your account is closed. Proceeds will be mailed to the record address.


This policy also applies to Benham's Individual Retirement Accounts (IRAs), excluding SEP-IRAs, except that shareholders will receive at least 120 days' written notice and an opportunity to increase their account balance before their accounts are closed. Investors wishing to open a Benham-Sponsored Retirement Plan account, see pages 26 and 27 for details.

UNCASHED CHECKS. We may reinvest at the Fund's then-current NAV any distribution or redemption checks that remain uncashed for six months. Until we receive instructions to the contrary, subsequent distributions will be reinvested in the original account. Uncashed redemption checks may be reinvested in an identically registered account if the original account is closed.

HOW TO REDEEM SHARES (Retirement investors, see pages 26 and 27).

================================================================================
METHOD            INSTRUCTIONS
--------------------------------------------------------------------------------

BY TELEPHONE      The Benham Group will accept telephone redemption
                  requests for any amount if the proceeds are to be sent to your predesignated bank account. Redemptions of $25,000 or less payable to the registered account owner(s) may also be ordered by telephone. All other redemption requests must be made in writing. ONCE YOUR TELEPHONE ORDER HAS BEEN PLACED, IT MAY NOT
                  BE MODIFIED OR CANCELLED.

--------------------------------------------------------------------------------
IN WRITING        Send a letter of instruction to


                  The Benham Group
                  Investor Services Department
                  1665 Charleston Road
                  Mountain View, California 94043

                  Your letter of instruction should specify
                  *  Your name
                  *  Your account number
                  *  The name of the Fund from which you wish to redeem shares
                  *  The dollar amount or number of shares you wish to redeem

                  For your protection, written redemption requests must be accompanied by SIGNATURE GUARANTEES under the following circumstances
                  * Redemption proceeds go to a party other than the registered account owner(s)
                  * Redemption proceeds go to an account other than your predesignated bank account
                  * Redemption proceeds go to the registered account owner(s), but the amount exceeds $25,000

                  If you have instructed The Benham Group to require more than one signature on written redemption requests, each of the required number of signers must have his or her signature guaranteed on these redemption requests.

================================================================================
METHOD            INSTRUCTIONS
--------------------------------------------------------------------------------
IN WRITING        Signature guarantees may be provided by banks, savings
(continued)       and loan associations, savings banks, credit unions, stock brokerage firms, or a Benham Investor Center. Shareholders must appear in person with identification to obtain a signature guarantee. Notary public certifications are not accepted in lieu of signature guarantees.

                  BFS may require written consent of all account owners prior to acting on the written instructions of any account owner.

--------------------------------------------------------------------------------
BY BANK WIRE      If you included bank wire information on your account
                  application or made subsequent arrangements to accommodate bank wire redemptions, you may wire funds to your bank by calling 1-800-321-8321 or 1-415-965-4222. The minimum amount for a bank wire redemption is $1,000. Allow at least two business days for redemption proceeds to be credited to your bank account.

--------------------------------------------------------------------------------
BY EXCHANGE       See details on page 20.

--------------------------------------------------------------------------------
AUTOMATIC         DIRECTED PAYMENTS. You may arrange for periodic redemptions
REDEMPTION        from your Benham fund account to your bank account or to
SERVICES          another designated payee.

                  SYSTEMATIC EXCHANGES. You may arrange for periodic exchange redemptions from one Benham fund account to another Benham fund account.

ABOUT BENHAM-SPONSORED RETIREMENT PLANS


Retirement plans offer investors a number of benefits, including the chance to reduce current taxable income and to take advantage of tax-deferred compounding. Retirement plan accounts require a special application; please let our Investor Services Department know if you want to establish this type of account. We suggest that you consult your tax advisor before establishing a retirement plan account. The minimum account balance for all Benham Individual Retirement Accounts (IRAs), excluding SEP-IRAs, is $1,000. If your balance falls below the $1,000 per fund account


================================================================================
PLAN TYPE         AVAILABLE TO              MAXIMUM ANNUAL CONTRIBUTION
                                            PER PARTICIPANT
--------------------------------------------------------------------------------

Contributory      An employed indi-         $2,000 or 100% of compensation
IRA               vidual under age 70 1/2.  (whichever is less).


--------------------------------------------------------------------------------

Spousal IRA       A nonworking spouse       $2,250 (can be split between
                  (under age 70 1/2) of a   Spousal and Contributory IRAs,
                  wage earner.              provided that no IRA receives
                                            more than a total of $2,000).
--------------------------------------------------------------------------------

Rollover IRA      An individual with a      None, as long as total amount is
                  distribution from an      eligible.
                  employer's retirement
                  plan or a rollover IRA.
--------------------------------------------------------------------------------

SEP-IRA           A self-employed indi-     $22,500 or 15% of compensation
                  vidual or a business.     (whichever is less).*


--------------------------------------------------------------------------------

Money             Same as for SEP-IRA.      $30,000 or 25% of compensation
Purchase Plan                               (whichever is less). Annual
(Keogh)                                     contribution is mandatory.*
--------------------------------------------------------------------------------

Profit            Same as for SEP-IRA.      $22,500 or 15% of compensation
Sharing Plan                                (whichever is less). Annual
(Keogh)                                     contribution is optional.*
--------------------------------------------------------------------------------

* Self-employed individuals should consult IRS Publication 560 for their annual contribution limits.

minimum, your account may be closed (see page 23 for details). This distribution may result in a taxable event and a possible penalty for early withdrawal. The minimum fund account balance for all other Benham-Sponsored Retirement Plan accounts is $100. Benham charges no fees for its IRAs but does charge low maintenance fees for its Keoghs.


YOU MUST COMPLETE SPECIFIC FORMS TO TAKE DISTRIBUTIONS (I.E., REDEEM SHARES) FROM A BENHAM-SPONSORED RETIREMENT PLAN ACCOUNT. PLEASE CALL OUR INVESTOR SERVICES DEPARTMENT AT 1-800-321-8321 FOR ASSISTANCE.

================================================================================
DEADLINE  FOR
OPENING ACCOUNT                             CONTRIBUTION DEADLINES
--------------------------------------------------------------------------------


You may open an account anytime,            Annual contributions can be made
but the deadline for establishing           from January 1 through April 15 of
and funding an IRA for the prior            the following tax year up to the
tax year is April 15.                       year you turn age 70 1/2.
--------------------------------------------------------------------------------

Same as for Contributory IRA.               Same as for Contributory IRA.



--------------------------------------------------------------------------------

You may open a Rollover IRA                 Eligible rollover contributions must
anytime.                                    be made within 60 days of receiv-
                                            ing your distribution. There is no
                                            age limit on rollover contributions.

--------------------------------------------------------------------------------

You may open an account anytime,            Must be made by employer's tax
but the deadline for establishing and       filing deadline (including
funding an account for the prior tax        extensions).
year is the employer's tax deadline
(including extensions).
--------------------------------------------------------------------------------

The end of the employer's plan              Same as for SEP-IRA.
year, usually December 31.

--------------------------------------------------------------------------------

The end of the employer's plan              Same as for SEP-IRA.
year, usually December 31.

--------------------------------------------------------------------------------

For all Benham-Sponsored Retirement Plans, you may begin taking distributions at age 59 1/2. You must begin to take required distributions by April 1 of the year after you turn age 70 1/2. You may take distributions from your IRA or SEP-IRA before you reach age 59 1/2; however, a penalty may apply.

-------------------
[information in left margin of page]
Each January, you will be informed of the tax status of dividends and capital gain distributions for the previous year.
-------------------

DISTRIBUTIONS AND TAXES


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends, if any, will be declared semiannually in June and December. Long-term capital gain distributions, if any, will be declared once a year, typically in December.


DISTRIBUTION OPTIONS. You may choose to receive dividends and capital gain distributions in cash or to reinvest them in additional shares. (See Directed Dividends on page 21 for further information.) Please indicate your choice on your account application or contact our Investor Services Department. See page 23 for a description of our policy regarding uncashed distribution checks.


TAXES


The Fund intends to qualify annually and elect to be treated as a regulated investment company under the Code, by distributing all or substantially all of its net investment income and net realized capital gains to shareholders each year.


The Fund's dividends and capital gain distributions are subject to federal income tax and applicable state or local taxes whether they are received in cash or reinvested in additional shares. Distributions are generally taxable in the year they are declared.

Dividends from net investment income (including net short-term capital gains, if any) are taxable as ordinary income. Distributions from net long-term capital gains (minus net short-term capital losses) designated by the Fund as capital gain dividends are taxable as long-term capital gains, regardless of how long you have held your shares.



A portion of the Fund's dividends may qualify for the dividends-received deduction available to corporations. The Fund will send you a tax statement (Form 1099) by January 31 showing the tax status of distributions you received in the previous year and will file a copy with the IRS.

You may realize a taxable gain or loss when you redeem (sell) or exchange shares of the Fund. For most types of accounts, the proceeds from your redemption transactions will be reported to you and the IRS annually.

However, because the tax treatment depends on your purchase price and personal tax position, you should keep your regular account statements to use in determining your taxes.

RETURN OF CAPITAL. If, during a given year, the Fund pays dividends that exceed the income earned on investments, a portion of your dividends may be reclassified as a "return of capital." This reclassification of dividends paid has at least two tax implications for shareholders:

(1) The amount of taxable dividends (as reported on your 1099-DIV from the Fund) will be less than the amount of dividends you actually received during the tax year.

(2) The return of capital reduces your cost basis in the shares you own, so that when you redeem shares (and calculate your gain or loss), you must reduce your investment cost by the amount of dividends that were reclassified as a return of capital. For example, if you invest $10,000 in the Fund, and $100 worth of dividends are reclassified as a return of capital, you must adjust your cost from $10,000 to $9,900 to determine the amount of gain or loss on your investment.


BUYING A DIVIDEND. The timing of your investment could have undesirable tax consequences. If you open a new account or buy more shares for your current account just before the day a dividend or distribution is reflected in your Fund`s share price, you will receive a portion of your investment back as a taxable dividend or distribution.


FOREIGN TAX WITHHOLDING. The income the Fund receives from foreign stocks may be subject to withholding taxes. If more than 50% of the Fund's total assets at the end of any tax year consist of certain foreign securities, the Fund will treat any foreign taxes it pays as taxes paid directly by shareholders. Under such circumstances, a shareholder would be required to include as "income" his or her proportionate share of foreign taxes paid by the Fund and might be able to claim either a credit or a deduction for this amount. You will receive notice from the Fund each year indicating (i) whether it made the election and (ii) the amount of foreign taxes, if any, that will be treated as though they were paid by you. You may wish to consult the Statement of Additional Information and your tax advisor for more information regarding the tax consequences of an investment in the Fund.


BACKUP WITHHOLDING. The Fund is required by law to withhold 31% of reportable dividends and capital gain distributions or redemptions payable to shareholders who have not complied with IRS regulations. These regulations require you to certify on your account application or on IRS Form W-9 that your social security or taxpayer identification number ("TIN") is correct and that you are not subject to backup withholding from previous underreporting to the IRS, or that you are exempt from backup withholding.


The Benham Group may refuse to sell shares to investors who have not complied with the certification requirement, either before or at the time of purchase. Until we receive your certified TIN, we may redeem your Fund shares at any time.

MANAGEMENT INFORMATION

ABOUT BENHAM EQUITY FUNDS

Benham Equity Funds (BEF) is a registered open-end management investment company that was organized as a California corporation on December 31, 1987. BEF currently consists of five series.


A board of directors oversees the Fund's activities and is responsible for protecting shareholders' interests. The majority of the directors are not otherwise affiliated with BMC. BEF is neither required nor expected to hold annual meetings, although special meetings may be called for purposes such as electing or removing directors or amending a series' advisory agreement or investment policies. The number of votes you are entitled to is based upon the dollar value of your investment. Each series votes separately on matters that pertain to it exclusively. Under California corporate law, BEF shareholders have the right to cumulate votes in the election (or removal) of directors.

THE BENHAM GROUP

BMC is investment advisor to the funds in The Benham Group, which currently constitute more than $12 billion in assets. BMC, incorporated in California in 1971, became a wholly owned subsidiary of Twentieth Century Companies, Inc.
(TCC), a Delaware corporation, on June 1, 1995, upon the merger of Benham Management International, Inc., BMC's former parent, into TCC. TCC is a holding company that owns the operating companies that provide the investment management, transfer agency, shareholder service, and other services for the Twentieth Century family of funds, which now includes the Benham Group. The combined company offers 62 mutual funds and as of February 8, 1996, has combined assets under management in excess of $48 billion.

BMC supervises and manages the investment portfolios of The Benham Group and directs the purchase and sale of its investment securities. BMC utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the portfolios. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the funds' portfolios deemed appropriate in pursuit of the funds' investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds as necessary between team meetings.

The portfolio manager member of the team managing the funds described in the prospectus and his work experience for the last five years is as follows:

WILLIAM MARTIN, Portfolio Manager, has been primarily responsible for the day-to-day operation of the Fund since May, 1992. Mr. Martin joined BMC in 1987 and has also managed the Benham Global Natural Resources Index Fund since its inception in September, 1994. Mr. Martin received his Charter Financial Analyst designation in 1991.

-------------------
[information in right margin of page]
The Benham Group serves more than 475,000 investors.
-------------------

-------------------
[information in left margin of page]
Benham Management Corporation provides investment advice and portfolio management services to the Fund.
-------------------


BMC has adopted a Code of Ethics, which restricts personal investing practices. Among other provisions, the Code requires that employees with access to information about the purchase and sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to portfolio managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.


ADVISORY AND SERVICE FEES


For investment advice and portfolio management services, the Fund pays BMC a monthly investment advisory fee equal to its pro rata share of the dollar amount derived from applying BEF's average daily net assets to an investment advisory fee schedule.

The investment advisory fee cannot exceed .50% of average daily net assets, and it drops to a marginal rate of .19% of average daily net assets as BEF's assets increase.

Investment advisory fees paid by the Fund to BMC for the fiscal year ended December 31, 1995, were equal to .31% of the Fund's average daily net assets, or $3.10 per $1,000 of average daily net assets.

To avoid duplicative investment advisory fees, the Fund does not pay BMC investment advisory fees with respect to assets invested in shares of any Benham money market fund.


BFS, a wholly owned subsidiary of TCC, is BEF's agent for transfer and administrative services. For administrative services, the Fund pays BFS a monthly fee equal to its pro rata share of the dollar amount derived from applying the average daily net assets of all of the funds in The Benham Group to an administrative fee schedule. The administrative fee rate ranges from .11% to .08% of average daily net assets, dropping as Benham Group assets increase. For transfer agent services, the Fund pays BFS a monthly fee for each shareholder account maintained and for each shareholder transaction executed during that month.

The Fund pays certain operating expenses directly, including but not limited to: custodian, audit, and legal fees; fees of the independent directors; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, and reports to shareholders; insurance expenses; and costs of registering shares for sale under federal and state securities laws. See the Statement of Additional Information for a more detailed discussion of independent director compensation.

EXPENSE LIMITATION AGREEMENT

A contractual expense limitation agreement between BMC and the Fund is described on page 3.


The Fund's total operating expenses for the fiscal year ended December 31, 1995, were equal to .61% of the Fund's average daily net assets, or $6.10 per $1,000 of average daily net assets.


DISTRIBUTION OF SHARES

Benham Distributors, Inc. (BDI) and BMC distribute and market Benham products and services. BMC pays all expenses for promoting sales of and distributing the Fund's shares. The Fund does not pay commissions to, or receive compensation from, broker-dealers.


BDI is a wholly owned subsidiary of TCC.


-------------------
[information in right margin of page]
Benham Financial Services, Inc. provides administrative and transfer agent services to the Fund.
-------------------

INVESTMENT ADVISOR

BENHAM MANAGEMENT CORPORATION
1665 Charleston Road
Mountain View, California 94043

DISTRIBUTOR

BENHAM DISTRIBUTORS, INC.
1665 Charleston Road
Mountain View, California 94043

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, Massachusetts 02101

TRANSFER AGENT

BENHAM FINANCIAL SERVICES, INC.
1665 Charleston Road
Mountain View, California 94043


INDEPENDENT AUDITORS


KPMG PEAT MARWICK LLP
3 Embarcadero Center
San Francisco, California 94111



DIRECTORS


James M. Benham
Albert A. Eisenstat
Ronald J. Gilson
Myron S. Scholes
Kenneth E. Scott
Ezra Solomon
Isaac Stein
James E. Stowers III
Jeanne D. Wohlers

The Benham Group of Investment Companies


Capital Preservation Fund
Capital Preservation Fund II
Benham Government Agency Fund
Benham Prime Money Market Fund
Benham Short-Term Treasury and Agency Fund
Benham Treasury Note Fund
Benham Long-Term Treasury and Agency Fund
Benham Adjustable Rate Government Securities Fund
Benham GNMA Income Fund
Benham Target Maturities Trust
Benham California Tax-Free and Municipal Funds*
Benham National Tax-Free Money Market Fund
Benham National Tax-Free Intermediate-Term Fund
Benham National Tax-Free Long-Term Fund
Benham Florida Municipal Money Market Fund**
Benham Florida Municipal Intermediate-Term Fund**
Benham Arizona Municipal Intermediate-Term Fund***
Benham Global Gold Fund
Benham Income & Growth Fund
Benham Equity Growth Fund
Benham Utilities Income Fund
Benham Global Natural Resources Index Fund
Benham European Government Bond Fund
Benham Capital Manager Fund


* Available only to residents of California, Arizona, Colorado, Hawaii, Nevada, New Mexico, Oregon, Texas, Utah, and Washington.

** Available only to residents of Florida, California, Georgia, Illinois, Michigan, New Jersey, New York, and Pennsylvania.

*** Available  only to  residents  of  Arizona,  California,  Colorado,  Nevada,
    Oregon, Washington, and Texas.

                  CONTENTS

                  Summary of Fund Expenses ..............    3
                  Financial Highlights ..................    4
                  How The Fund Works ....................    6
                     Investment Objective ...............    6
                     Core Investment Strategies .........    6
                  Risk Factors and Investment Techniques     8
                  Portfolio Transactions ................   14
                  Performance ...........................   14
                  Share Price ...........................   15
                  How to Invest .........................   16
                  Account Services ......................   20
                     Exchange Privilege .................   20
                     Open Order Service .................   20
                     Automatic Investment Services ......   21
                     Broker-Dealer Transactions .........   22
                     TDD Service ........................   22
                     Emergency Services .................   22
                  How to Redeem Your Investment .........   22
                  About Benham-Sponsored Retirement Plans   26
                  Distributions and Taxes ...............   28
                  Management Information ................   30
                     About Benham Equity Funds ..........   30
                     The Benham Group ...................   31
                     Advisory and Service Fees ..........   32
                     Expense Limitation Agreement .......   33
                     Distribution of Shares .............   33

                             BENHAM GLOBAL GOLD FUND

                         A SERIES OF BENHAM EQUITY FUNDS

                               THE BENHAM GROUP(R)
                              1665 Charleston Road
                             Mountain View, CA 94043



               Investor Services: 1-800-321-8321 or 1-415-965-4222


               Fund Information: 1-800-331-8331 or 1-415-965-4274


                       STATEMENT OF ADDITIONAL INFORMATION


                                FEBRUARY 26, 1996

This Statement is not a prospectus but should be read in conjunction with the Fund's current Prospectus dated February 26, 1996. The Fund's Annual Report for the fiscal year ended December 31, 1995, is incorporated herein by reference. To obtain a copy of the Prospectus or Annual Report, call or write The Benham Group.


                                TABLE OF CONTENTS

                                                              Page
                                                              ----

              Investment Policies and Techniques ...........    2
              Special Considerations as a Result of
              the Fund`s Investment Policies ...............    9
              Investment Restrictions ......................   10
              Portfolio Transactions .......................   12
              Valuation of Portfolio Securities ............   13
              Performance ..................................   13
              Taxes ........................................   15
              About Benham Equity Funds ....................   16
              Directors and Officers .......................   17
              Investment Advisory Services .................   19
              Administrative and Transfer Agent Services ...   20
              Direct Fund Expenses .........................   21
              Expense Limitation Agreement .................   22
              Additional Purchase and Redemption Information   22
              Other Information ............................   23

INVESTMENT POLICIES AND TECHNIQUES

The following paragraphs provide a more detailed description of the securities and investment practices identified in the Prospectus. Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the board of directors.

U.S. GOVERNMENT SECURITIES


The Fund may invest in U.S. government securities, including bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are backed by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.


WHEN-ISSUED AND FORWARD-COMMITMENT AGREEMENTS

The Fund may engage in securities transactions on a when-issued or forward-commitment basis, in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward-commitment basis, the Fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. While the Fund will make commitments to purchase or sell securities on a when-issued or forward-commitment basis with the intention of actually receiving or delivering them, it may, nevertheless, sell the securities before the settlement date if it is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward-commitment basis, the Fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents, or high-quality securities in an amount sufficient to meet the purchase price. When the time comes to pay for when-issued securities, the Fund will meet its obligations with available cash, through the sale of securities or, although it would not normally expect to do so, through sales of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Selling securities to meet when-issued or forward-commitment obligations may generate capital gains or losses.


As an operating policy, the Fund will not commit more than 35% of its assets to when-issued or forward-commitment agreements. If fluctuations in the value of securities held cause more than 35% of the Fund's assets to be committed under when-issued or forward-commitment agreements, Benham Management Corporation ("BMC") need not sell such commitments, but it will be restricted from entering into further agreements on behalf of the Fund until the percentage of assets committed to such agreements is reduced to 35%. In addition, as an operating policy, the Fund will not enter into when-issued or forward-commitment transactions with settlement dates exceeding 120 days.

CONVERTIBLE SECURITIES

The Fund may buy securities that are convertible into common stock. The following is a brief description of the various types of convertible securities the Fund may buy.

Convertible bonds are issued with lower coupons than nonconvertible bonds of the same quality and maturity, but they give holders the option to exchange their bonds for a specific number of shares of the company's common stock at a predetermined price. This structure allows the convertible bond holder to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common shares becomes more valuable.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed-income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

Warrants entitle the holder to buy the issuer's stock at a specific price for a specific period of time. The price of a warrant tends to be more volatile than, and does not always track, the price of the underlying stock. Warrants are issued with expiration dates. Once a warrant expires, it has no value in the market.

REPURCHASE AGREEMENTS


In a repurchase agreement (a "repo"), the Fund buys a security at one price and simultaneously agrees to sell it back to the seller at an agreed upon price on a specified date (usually within seven days from the date of purchase) or on demand. The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon rate of return and that is unrelated to the interest rate on the underlying security.


The advisor attempts to minimize the risks associated with repurchase agreements by adhering to the following criteria:

(1) Limiting the securities acquired and held by the Fund under repurchase agreements to U.S. government securities;

(2) Entering into repurchase agreements only with primary dealers in U.S. government securities (including bank affiliates) who are deemed to be creditworthy under guidelines established by a nationally recognized statistical rating organization and approved by the Fund's board of directors;

(3) Monitoring the creditworthiness of all firms involved in repurchase agreement transactions;

(4) Requiring the seller to establish and maintain collateral equal to 102% of the agreed-upon resale price, provided, however, that the board of directors may determine that a broker-dealer's credit standing is sufficient to allow collateral to fall to as low as 101% of the agreed-upon resale price before the broker-dealer deposits additional securities with the Fund's custodian or sub-custodian;

(5) Investing no more than 5% of the Fund's total assets in repurchase agreements that mature in more than seven days; and

(6) Taking delivery of securities subject to repurchase agreement and holding them in a segregated account at the Fund's custodian bank.


The Fund has received permission from the Securities and Exchange Commission
(SEC) to participate in pooled repurchase agreements collateralized by U.S. government securities with other mutual funds advised by BMC, the Fund's investment advisor. Pooled repos are expected to increase the income the Fund can earn from repo transactions without increasing the risks associated with these transactions.


FOREIGN SECURITIES

Although the Fund may buy securities of foreign issuers in foreign markets, most of its foreign securities investments are made by purchasing American Depositary Receipts ("ADR"s), "ordinary shares," or "New York shares" in the U.S. For example, several companies represented in the Benham North American Gold Equities Index are based in Canada, although their shares trade in U.S. dollars on U.S. exchanges.

ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer. They are issued by U.S. banks and traded on exchanges or over the counter in the U.S. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the U.S. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Fund from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies and of dividends from such securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be very volatile.

Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less governmental supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad carries political and economic risks distinct from those associated with investing in the U.S. Foreign investments may be affected by actions of foreign governments that are adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment, or restrictions on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.


The Fund may purchase or sell forward foreign currency exchange contracts. While these contracts are not presently regulated by the Commodity Futures Trading Commission (CFTC), the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts in the manner set forth in the Prospectus may be restricted. Forward contracts will reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of foreign currency contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of, or rates of return on, the Fund's foreign currency denominated portfolio securities and the use of such techniques will subject the Fund to certain risks.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the Fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Fund's ability to use such contracts to hedge or cross-hedge its assets. Also, with regard to the Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time, poor correlation may exist between movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.


BMC uses forward contracts for currency hedging purposes only and not for speculative purposes. The Fund is not required to enter into forward contracts with regard to its foreign holdings and will not do so unless doing so is deemed appropriate by the advisor.

The Fund's assets are valued daily in U.S. dollars, although foreign currency holdings are not physically converted into U.S. dollars on a daily basis.

INTEREST RATE SWAPS

Swap transactions contemplated by BMC typically would involve entering into a contract with a broker-dealer to receive the total returns of a specific Index security or basket of Index securities (minus a fee) in exchange for periodic payments based on a money market interest rate index such as the London Interbank Offered Rate (LIBOR).

The net amount of the excess, if any, of one party's obligations over its entitlements with respect to the interest rate swap agreement would be accrued on a daily basis, and an equal amount of cash, cash equivalents, or high-grade liquid debt securities would be maintained in a segregated account by the Fund's custodian.

The Fund would not enter into an interest rate swap transaction unless: (1) the unsecured senior debt or claims-paying ability of the other party was rated in the top two rating categories by at least two rating agencies at the time the transaction was entered into, (2) unless it was so rated by one such rating agency if unrated by the other two, or (3) if unrated by all three, it was considered by the advisor to be of comparable quality.

If the other party to a swap transaction defaulted, the Fund would have certain contractual remedies under the agreement but would nonetheless bear a risk of loss of unrealized income (not principal) in the event of default or bankruptcy of the broker-dealer.

Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swap market is relatively new and largely unregulated. It is possible that developments in the swap market, including government regulation, could adversely affect the Fund's ability to terminate existing agreements or to realize amounts to be received under such agreements. BMC believes that the swap market is relatively liquid. However, as long as the SEC staff considers swap agreements to be illiquid, the Fund intends to treat them as such for purposes of its investment restrictions.

In the event that the unsecured senior debt or claims-paying ability of the other party to an interest rate swap transaction ceased to be rated or was downgraded by a rating agency, BMC would, although it would not be required to, sell or exchange such instrument within a reasonable time thereafter, taking into consideration such factors as price, credit risk, market conditions, interest rates, and other hedging strategies available to the Fund.

GOLD FUTURES CONTRACTS

The Fund may enter into contracts for the future delivery of gold. A gold futures contract is an agreement between two parties to buy and sell gold bullion on a future date at a specified price. The purchaser of a gold futures contract is bound by the terms of the contract to pay a fixed price for gold to be delivered on a fixed date in the future. The seller of a gold futures contract is obligated to deliver gold on a fixed date in the future in exchange for a fixed price. Contracts of this type involve daily settlement, in cash, of the gain or loss on the underlying gold. Although futures contracts, by their terms, require actual delivery and acceptance of the underlying metal, in most cases the contracts are closed out before the settlement date.


Gold futures contracts are standardized obligations traded on major commodities exchanges. In the United States, gold futures contracts trade on the Commodity Exchange, Inc. in New York, the Chicago Board of Trade, and the Mid-America Commodity Exchange in Chicago. Gold futures contracts traded on U.S.commodity exchanges are subject to regulation by the applicable exchange and by the CFTC The CFTC's mandate is to prevent price manipulation and excessive speculation and to promote orderly and effective commodity futures markets. CFTC regulations may include trading, price, and position limits as well as margin requirements.


When the Fund purchases or sells a futures contract, it deposits an initial margin with its custodian equal to a percentage of the contract's value. If the value of either party's position changes, that party is required to make maintenance margin payments to settle the change in value on a daily basis. The Fund makes a payment if its futures position becomes less valuable, and it receives a payment if its futures position becomes more valuable.

Positions in gold futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such contracts. Although the Fund intends to purchase contracts only on national exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time.

Because it is possible to enter into a gold futures contract by making an initial payment of as little as 5% of the value of the underlying gold, these contracts can involve a high degree of risk. A small decline in the price of the underlying gold could result in the loss of most or all of the cash invested.

Pursuant to a 1988 undertaking with the State of California, the Fund's combined margin deposits on gold futures contracts may not exceed 5% of the Fund's net assets. The extent to which the Fund enters into gold futures contracts (and forward foreign currency transactions) may also be limited by the fact that the Fund intends to meet Internal Revenue Service requirements for qualification as a regulated investment company, including requirements regarding diversification of assets and qualifying income. To assure that the Fund's investments in gold futures contracts do not involve leveraging, cash or cash equivalents equal to the underlying commodity value (at the time a contract is executed) of any gold futures contract purchased by the Fund (less related margin deposits) will be deposited in a segregated account with the Fund's custodian.

SECURITIES LENDING


The Fund may lend its portfolio securities to earn additional income. If a borrower defaulted on a securities loan, the Fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased in the meantime, the Fund could suffer a loss.

To minimize the risk of default on securities loans, BMC adheres to the following guidelines prescribed by the board of directors:

(1) TYPE AND AMOUNT OF COLLATERAL. At the time a loan is made, the Fund must receive, from or on behalf of the borrower, collateral consisting of any combination of cash and full faith and credit U.S. government securities equal to not less than 102% of the market value of the securities loaned. Cash collateral received by the Fund in connection with loans of portfolio securities may be commingled by the Fund's custodian with other cash and marketable securities, provided that the loan agreement expressly allows such commingling. The loan must not reduce the risk of loss or opportunity for gain in the securities loaned.

(2) ADDITIONS TO COLLATERAL. Collateral must be marked to market daily, and the borrower must agree to add collateral to the extent necessary to maintain the 102% level specified in guideline (1). The borrower must deposit additional collateral no later than the business day following the business day on which a collateral deficiency occurs or collateral appears to be inadequate.

(3) TERMINATION OF LOAN. The Fund must have the ability to terminate any loan of portfolio securities at any time. The borrower must be obligated to redeliver the borrowed securities within the normal settlement period following receipt of the termination notice.

(4) REASONABLE RETURN ON LOAN. The borrower must agree that the Fund (a) will receive all dividends, interest, or other distributions on loaned securities and (b) will be paid a reasonable return on such loans either in the form of a loan fee or premium or from the retention by the Fund of part or all of the earnings and profits realized from the investment of cash collateral in full faith and credit U.S government securities.

(5) LIMITATIONS ON PERCENTAGE OF PORTFOLIO SECURITIES ON LOAN. The Fund's loans may not exceed 33-1/3% of its total assets.

(6) CREDIT ANALYSIS. As part of the regular monitoring procedures set forth by the board of trustees that BMC follows to evaluate banks and broker-dealers in connection with, for example, repurchase agreements and municipal securities credit issues, BMC will analyze and monitor the creditworthiness of all borrowers with which portfolio lending arrangements are contemplated or entered into.

If a borrower fails financially, there may be delays in recovering loaned securities and a loss in the value of collateral. However, loans will only be made to parties that meet the guidelines prescribed by the board of directors.


RESTRICTED SECURITIES

Restricted securities held by the Fund generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the Fund may be required to pay all or part of the registration expense, and a considerable period may elapse between the time it decides to seek registration of the securities and the time it is permitted to sell them under an effective registration statement. If, during this period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to try to register the securities initially.


GOLD INVESTMENTS

GOLD BULLION. As a means of seeking its principal objective of capital appreciation and when it is felt to be appropriate as a possible hedge against inflation, the Fund may invest a portion of its assets in gold bullion and may hold a portion of its cash in foreign currency in the form of gold coins. There is, of course, no assurance that such investments will provide capital appreciation as a hedge against inflation. The Fund's ability to invest in gold bullion is restricted by the diversification requirements which the Fund must meet in order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as well as the diversification requirements of the Investment Company Act of 1940, as amended (the "1940 Act"). In addition, the ability of the Fund to make such investments may be further restricted by the securities laws and regulations in effect from time to time in the states where the Fund's shares are qualified for sale. The Fund has not previously invested in gold bullion because of these regulations. However, at the date of this Statement of Additional Information there do not appear to be any regulations currently in effect in the states in which the Fund is qualified for sale prohibiting such purchases. Accordingly, if otherwise consistent with the Fund's objectives, it may purchase gold bullion.

Fund assets will be invested in gold bullion at such times as the prospects of such investments are, in the opinion of management, attractive in relation to other possible investments. The basic trading unit for gold bullion is a gold bar weighing approximately 100 troy ounces with a purity of at least 995/1000, although gold bullion is also sold in much smaller units. Gold bars and wafers are usually numbered and bear an indication of purity and the stamp of the assay office which certifies the bar's purity. Bars of gold bullion historically have traded primarily in New York, London, and Zurich gold markets and in terms of volume, such gold markets have been the major markets for trading in gold bullion. Prices in the Zurich gold market generally correspond to the prices in the London gold market. Since the ownership of gold bullion became legal in the United States on December 31, 1974, U.S. markets for trading gold bullion have developed. It is anticipated that transactions in gold will generally be made in such U.S. markets, although such transactions may be made in foreign markets when it is deemed to be in the best interest of the Fund. Transactions in gold bullion by the Fund are negotiated with principal bullion dealers, unless, in the investment's manager's opinion, more favorable prices (including the costs and expenses described below) are otherwise obtainable. Prices at which gold bullion is purchased or sold include dealer mark-ups or mark-downs, insurance expenses, may be a greater or lesser percentage of the price from time to time, depending on whether the price of gold bullion decreases or increases. Since gold bullion does not generate any investment income, the only source of return to the Fund on such an investment will be from any gains realized upon its sale, and negative return will be realized, of course, to the extent the Fund sells its gold bullion at a loss.

SPECIAL CONSIDERATIONS AS A RESULT OF THE FUND'S INVESTMENT POLICIES

As is the case with respect to virtually all investments, there are risks inherent in the Fund's policies of investing in securities of companies engaged in mining, processing or dealing in gold or other precious metals and in gold bullion. In addition to the general considerations described above, such investments may involve the following special considerations:

FLUCTUATIONS IN THE PRICE OF GOLD. The price of gold has recently been subject to substantial upward and downward movements over short periods of time and may be affected by unpredictable international monetary and political policies, such as currency devaluations or revaluations, economic conditions within an individual country, trade imbalances or trade or currency restrictions between countries and world inflation rates and interest rates. The price of gold, in turn, is likely to affect the market prices of securities of companies mining, processing, or dealing in gold and, accordingly, the value of the Fund's investments in such securities also may be affected.

POTENTIAL EFFECT OF CONCENTRATION OF SOURCE OF SUPPLY AND CONTROL OF SALES. At the current time there are only four major sources of supply of primary gold production, and the market share of each source cannot be readily ascertained. One of the largest national producers of gold bullion and platinum is the Republic of South Africa. Changes in political and economic conditions affecting South Africa may have a direct impact on its sales of gold. Under South African law, the only authorized sales agent for gold produced in South Africa is the Reserve Bank of South Africa which, through its retention policies, controls the time and place of its retention policies, and controls the time and place of any sale of South African bullion. The South African Ministry of Mines determines gold mining policy. South Africa depends predominantly on gold sales for the foreign exchange necessary to finance its imports, and its sales policy is necessarily subject to national and international economic and political developments.

TAX AND CURRENCY LAWS. Changes in the tax or currency laws of the U.S., and of foreign countries, may inhibit the Fund's ability to pursue or may increase the cost of pursuing its investment programs. For example, in September 1985, the government of South Africa reimposed a two-tier currency system. While this system may be removed within the next couple of years, it continues to differentiate between currency which may be used in transactions involving transfers of South African investments by foreign investors (the "financial rand") and currency used for importing goods and remitting profits and dividends from an operating enterprise ( the "commercial rand"). Since the reimposition of the two-tier currency system, the volatility of the financial rand has contributed to fluctuations in the net asset value of the Fund. These effects may increase if the permissible uses of the financial rand are expanded.

UNPREDICTABLE MONETARY POLICIES, ECONOMIC AND POLITICAL CONDITIONS. The Fund's assets might be less liquid or the change in the value of its assets might be more volatile (and less related to general price movements in the U.S. markets) than would be the case with investments in the securities of larger U.S. companies, particularly because the price of gold and other precious metals may be affected by unpredictable international monetary policies and economic and political considerations, governmental controls, conditions of scarcity, surplus or speculation. In addition, the use of gold or Special Drawing Rights (which are also used by members of the International Monetary Fund for international settlements) to settle net deficits and surpluses in trade and capital movements between nations subject the supply and demand, and therefore the price, of gold to a variety of economic factors which normally would not affect other types of commodities.

NEW AND DEVELOPING MARKETS FOR PRIVATE GOLD OWNERSHIP. Between 1933 and December 31, 1974, a market did not exist in the United States in which gold bullion could be purchased by individuals for investment purposes. Since it became legal to invest in gold, markets have developed in the U.S. Any large purchases or sales of gold bullion could have an effect on the price of gold bullion. Recently, several Central Banks have been sellers of gold bullion from their reserves. Sales by central banks and/or rumors of such sales have had a negative effect on gold prices.

EXPERTISE OF THE INVESTMENT MANAGER. The successful management of the Fund's portfolio may be more dependent upon the skills and expertise of its investment manager than is the case for most mutual funds because of the need to evaluate the factors identified above. Moreover, in some countries, disclosures concerning an issuer's financial condition and results and other matters may be subject to less stringent regulatory provisions, or may be presented on a less uniform basis than is the case for issuers subject to U.S. securities laws. Issuers and securities exchanges in some countries may be subject to less stringent governmental regulations than is the case for U.S. companies.


INVESTMENT RESTRICTIONS


The Fund's investment restrictions are set forth below are fundamental and may not be changed without approval of a majority of the outstanding votes of shareholders of the Fund as determined in accordance with the 1940 Act.


THE FUND MAY NOT:


(1)   Issue senior securities, except as permitted under the 1940 Act.

(2) Borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

(3) Lend any security or make any other loan if, as a result, more than 33-1/3% of the Fund's total assets would be lent to other parties, except,
      (i) through the purchase of a portion of an issue of debt securities in accordance with its investment objective, policies and limitations, or
      (ii) by engaging in repurchase agreements with respect to portfolio securities.

(4) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investment in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

(5) Deviate from its policy of concentrating its investments in securities of issuers engaged in mining, fabricating, processing or dealing in gold or other precious metals, such as silver, platinum and palladium.

(6) Act as underwriter of securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

The Fund is also subject to the following restrictions that are not fundamental and may, therefore, be changed by the board of directors without shareholder approval.

THE FUND MAY NOT:

(a) Purchase the securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result thereof, the Fund would own more than 10% of its outstanding voting securities of such issuer.

(b) Purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

(c) Except in connection with a merger, consolidation, acquisition, or reorganization, invest in the securities of other investment companies, including investment companies advised by BMC, if, immediately after such purchase or acquisition, more than 10% of the value of the Fund's total assets would be invested in such securities.

(d) Purchase gold bullion, gold coins, or gold represented by certificates of ownership interest or gold futures contracts whose underlying commodity value would cause the Fund's aggregate investment in such commodities to exceed 10% of the Fund's net assets.

(e) Invest in securities of an issuer that, together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the total assets of the Fund would then be invested in such securities.

(f) Purchase warrants, valued at the lower of cost or market, in excess of 10% of the Fund's net assets. Included in that amount but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

(g) Invest in oil, gas or other mineral exploration or development programs or leases.

(h) Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transaction in futures contracts and options are not deemed to constitute selling securities short.

(i) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(j) Lend assets other than securities to other parties, except by (a) lending money (up to 5% of the Fund's net assets) to a registered investment company or portfolio for which its investment adviser or an affiliate serves as investment adviser or (b) acquiring loans, loan participation, or other forms of direct debt instruments and in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(k) Purchase the securities of any issuer if, to the knowledge of the Fund's management, those officers and directors of the Fund and of its investment advisor, who each own beneficially more than 0.5% of the outstanding securities of such issuer, together own more than 5% of such issuer's securities.

(l)   Purchase or sell options of any kind.


PORTFOLIO TRANSACTIONS

The Fund's assets are invested by BMC in a manner consistent with the Fund's investment objective, policies and restrictions, and with any instructions from the board of directors that may be issued from time to time. Within this framework, BMC is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Fund. In placing orders for the purchase and sale of portfolio securities, BMC will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to and in accordance with any instructions from the board of directors may issue from time to time. BMC will select broker-dealers to execute portfolio transactions on behalf of the Fund solely on the basis of best price and execution.


Under normal conditions, the Fund's annual portfolio turnover rate is not expected to exceed 100%. The table below illustrates the Fund's portfolio turnover rates for the fiscal years ended December 31, 1995, 1994, and 1993.


PORTFOLIO TURNOVER RATES


               Fiscal            Fiscal           Fiscal
                1995              1994             1993

               28.40%            41.67%           28.38%

Brokerage commissions paid by the Fund during the fiscal years ended December 31, 1995, 1994, and 1993, are indicated in the following table.

BROKERAGE COMMISSIONS

               Fiscal            Fiscal           Fiscal
                1995              1994             1993

             $1,122,431        $1,533,658       $1,465,792


VALUATION OF PORTFOLIO SECURITIES


The Fund's net asset value per share ("NAV") is normally calculated by Benham Financial Services, Inc. (BFS) at the close of business of the New York Stock Exchange (the "Exchange"), usually 1:00 p.m. Pacific Time. The Exchange has designated the following holiday closings for 1996: New Year's Day (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although BFS expects the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.

BMC typically completes its trading on behalf of the Fund in various markets before the Exchange closes for the day. Securities are valued at market, depending upon the market or exchange on which they trade. Price quotations for exchange-listed securities are taken from the primary exchanges on which these securities trade. Stocks traded on exchanges or over-the-counter are valued according to last sale prices, if such prices are available, or at the current bid price. Fixed-income securities are priced at market value on the basis of market quotations supplied by independent pricing services. Foreign currency exchange rates are also determined prior to the close of the Exchange. Trading of securities in foreign markets may not take place on every day the Exchange is open, and trading takes place in various foreign markets on days on which the Exchange and the Fund's offices are not open and the Fund's net asset value is not calculated. The Fund's net asset value may be significantly affected on days when shareholders have no access to the Fund. Securities for which market quotations are not readily available, or which may change in value due to events occurring after their primary exchange has closed for the day, are valued at fair market value as determined in good faith under the direction of the board of directors.


PERFORMANCE


The Fund's total returns may be quoted in advertising and sales literature. These figures, as well as the Fund"s share price will vary. Past performance should not be considered as indicative of future results.

Total returns reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value per share during the period. The Fund's share price and total returns will vary. Past performance should not be considered an indication of future results.


Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time but changes from year to year and that average annual returns represent averaged figures as opposed to actual year-to-year performance.


The Fund's average annual total returns for the one-year, five-year, and life-of-fund periods ended December 31, 1995, are indicated in the table below.


AVERAGE ANNUAL TOTAL RETURNS

              One Year         Five Years      Life of Fund*


                9.25%             5.97%            3.30%

* The Fund commenced operations on August 17, 1988.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns, which reflect the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

The Fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike the Benham funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons include, but are not limited to: U.S. Treasury bill, note, and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source:
Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total return on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London am/pm fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Fund may also utilize reprints from newspapers and magazines furnished by third parties to illustrate the Funds' historical performance.

Indexes may assume reinvestment of dividends, but generally they do not reflect administrative and management costs such as those incurred by a mutual fund.

The Fund's sales literature may illustrate the market for gold within the context of historical and current economic conditions. Specific illustrations may include the relationship of the price of gold (per London pm fixing) to 30-year U.S. Treasury bond yields, 30-year U.S. Treasury bond prices, inflation as measured by the Consumer Price Index, or equity securities as measured by the Standard & Poor's 500 Composite Stock Price Index (S&P 500) or the Dow Jones Industrial Average.

Occasionally, statistics may be used to illustrate Fund volatility or risk. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance to a market index. One measure of volatility is "beta." Beta expresses Fund volatility relative to the total market as represented by the S&P 500. A beta of more than 1.00 indicates volatility greater than that of the market, and a beta of less than 1.00 indicates volatility less than that of the market. Another measure of volatility or risk is "standard deviation." Standard deviation is used to measure the variability of net asset value or total return relative to an average over a specified period of time. The premise is that greater volatility connotes greater risk undertaken to achieve desired performance.

The Fund's shares are sold without a sales charge (or "load"). No-load funds offer an advantage to investors when compared to load funds with comparable investment objectives and strategies. For example, if you invest $10,000 in a no-load fund, 100% of your investment is used to buy shares. If you invest $10,000 in a fund with a 5.5% load, only $9,450 ($10,000 minus $550) is used to buy shares. Over time, this difference can have a significant effect on total return. Assuming a compounded annual growth rate of 10% for both investments, the no-load fund investment would be worth $25,937 after ten years, while the load fund investment would be worth only $24,511.


The Benham Group has distinguished itself as an innovative provider of low-cost, true no-load mutual funds. Among other innovations, The Benham Group established the first no-load fund that invests primarily in zero-coupon U.S. Treasury securities; the first no-load double tax-free California short-term bond fund; the first no-load adjustable rate government securities fund; and the first no-load utilities fund designed to pay monthly dividends.


TAXES

The Fund intends to qualify annually as a "regulated investment company" under the Code. By so qualifying, the Fund will not be subject to federal income or state taxes on its net investment income and net realized capital gains distributed to shareholders.

Distributions from the Fund are taxable to shareholders regardless of whether they are taken in cash or reinvested in additional shares. For federal income tax purposes, shareholders receiving distributions in the form of additional shares will have a basis in each such share equal to the Fund's net asset value per share on the reinvestment date.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. The board of directors does not expect to declare dividends on a regular basis. However, to the extent that dividends are declared and to the extent that they consist of dividend income from domestic corporations, such dividends may be eligible for the dividends-received deduction available to corporations. Shareholders will be notified annually of the federal tax status of distributions.

Upon redeeming, selling, or exchanging shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares liquidated. The gain or loss generally will be long-term or short-term, depending on the length of time shares were held. However, a loss recognized by a shareholder in the disposition of shares on which capital gain dividends were paid (or deemed paid) before the shareholder had held his or her shares for more than six months would be treated as a long-term capital loss for tax purposes. A gain realized on the redemption, sale, or exchange of shares would not be affected by the reacquisition of shares. A loss realized on the redemption, sale, or exchange of shares would be disallowed to the extent that the shares disposed of were replaced (whether through reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date shares were disposed of. Under such circumstances, the basis of the shares acquired would be adjusted to reflect the disallowed loss.


Earnings derived by the Fund from sources outside the U.S. may be subject to non-U.S. withholding and possibly other taxes. Such taxes might be reduced or eliminated under the terms of a U.S. income tax treaty, and the Fund would undertake any procedural steps required to claim the benefits of such a treaty. With respect to any non-U.S. taxes actually paid by a Fund, if more than 50% of the value of the Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund will elect to treat any non-U.S. income and similar taxes it pays as though the taxes were paid by its shareholders.


Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her taxable income from foreign sources. Gains realized by the Fund from the sale of securities will be treated as derived from U.S. sources, and certain currency gains, including gains from foreign-currency-denominated debt securities, receivables, and payables, will be treated as income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, which may include certain dividends received from the Fund and certain other types of income. Accordingly, shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund.


Gains attributable to the disposition of the Fund`s direct investments in gold bullion or coins do not qualify as income for purposes of satisfying diversification tests under the Code. If the Fund realizes greater than 10% of its income from such non-qualifying sources, the Fund would incur federal income and state taxes on the net investment income and capital gains it distributes to shareholders.


The information above is only a summary of some of the tax considerations affecting the Fund and its shareholders; no attempt has been made to discuss individual tax consequences. Shareholders who are neither citizens nor residents of the U.S. may be subject to a nonresident alien withholding tax of 30% or a lower treaty rate, depending on the country in which they reside. The Fund's distributions also may be subject to state, local, or foreign taxes. To determine whether the Fund is a suitable investment based on his or her tax situation, a prospective investor may wish to consult a tax advisor .

ABOUT BENHAM EQUITY FUNDS


Benham Equity Funds (BEF) was organized as a California corporation on December 31, 1987, under the name "Benham Equities, Inc." The corporation was renamed Benham Equity Funds on September 2, 1988. BEF is authorized to issue ten series and to issue two billion (2,000,000,000) shares of each such series. Within each series, the directors may issue an unlimited number of shares. Currently, there are four series: Benham Gold Equities Index Fund, Benham Income &

Growth Fund, Benham Equity Growth Fund, and Benham Utilities Income Fund. With respect to each series, shares issued are fully paid and nonassessable and have no preemptive, conversion, or similar rights. All consideration received by BEF for shares of any series, and all assets, income, and gains (or losses) earned thereon, belong to that series exclusively and are subject to the liabilities related thereto.


Shares of each series have equal voting rights, provided that each series votes separately on matters that pertain to it exclusively. BEF has instituted dollar based voting, meaning that the number of votes you are entitled to is based upon the dollar amount of their investment. The election of directors is determined by the votes received from all BEF shareholders without regard to whether a majority of shareholders voted in favor of a particular nominee or all nominees of a group. Under California Corporations Code Section 708, shareholders have the right to cumulate votes in the election (or removal) of directors. For example, if six directors are up for election, a shareholder may cast six votes for a single candidate, three votes for each of two candidates, etc.

CUSTODIAN BANK: State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, is custodian of the Fund's assets. Services provided by the custodian bank include (i) settling portfolio purchases and sales, (ii) reporting failed trades, (iii) identifying and collecting portfolio income, and (iv) providing safekeeping of securities. The custodian takes no part in determining the Fund's investment policies or in determining which securities are sold or purchased by the Fund.


INDEPENDENT AUDITORS: KPMG Peat Marwick LLP, 3 Embarcadero Center, San Francisco, California 94111, serves as BEF's independent auditors. KPMG audits the annual report and provides tax and other services as auditors.


DIRECTORS AND OFFICERS


BEF's activities are overseen by a board of directors, including seven independent directors. The individuals listed below whose names are marked with an asterisk (*) are "interested persons" of BEF (as defined in the Investment Company Act of 1940) by virtue of, among other things, their affiliation with either BEF; BEF's investment advisor, BMC; BEF's agent for transfer and administrative services, BFS; BEF's distribution agent, Benham Distributors, Inc. (BDI); the parent corporation, Twentieth Century Companies, Inc. (TCC) or TCC's subsidiaries; or other funds advised by BMC. Each director listed below serves as a trustee or director of other funds in The Benham Group. Unless otherwise noted, dates in parentheses indicate the dates the director or officer began his or her service in a particular capacity. The directors' and officers' address is 1665 Charleston Road, Mountain View, California 94043 and 4500 Main Street, Kansas City, Missouri 64111.

DIRECTORS

*JAMES M. BENHAM, chairman of the board of directors (1988). Mr. Benham is also chairman of the boards of BFS (1985), BMC (1971),and BDI (1988); president of BMC (1971), BMI (1982), and BDI (1988); and a member of the board of governors of the Investment Company Institute (1989). Mr. Benham has been in the securities business since 1963, and he frequently comments through the media on economic conditions, investment strategies, and the securities markets.

ALBERT A. EISENSTAT, independent director (1995). Mr. Eisenstat is an independent director of each of Commercial Metals Co. (1982), Sungard Data Systems (1991) and Business Objects S/A (1994). Previously, he served as vice president of corporate development and corporate secretary of Apple Computer and served on ite Board of Directors (1985 to 1993).

RONALD J. GILSON, independent director (1995). Mr. Gilson is the Charles J. Meyers Professor of Law and Business at Stanford Law School (1979) and the Mark and Eva Stern Professor of Law and Business at Columbia University Schoool of Law (1992). He is counsel to Marron, Ried & Sheehy (a San Francisco law firm,
1984).


MYRON S. SCHOLES, independent director (1988). Mr. Scholes is a principal of Long-Term Capital Management (1993). He is also Frank E. Buck Professor of Finance at the Stanford Graduate School of Business (1983), a director of Dimensional Fund Advisors (1982) and the Smith Breeden Family of Funds (1992). From August 1991 to June 1993, Mr. Scholes was a managing director of Salomon Brothers Inc. (securities brokerage).

KENNETH E. SCOTT, independent director (1988). Mr. Scott is Ralph M. Parsons Professor of Law and Business at Stanford Law School (1972) and a director of RCM Capital Management (June 1994).

EZRA SOLOMON, independent director (1988). Mr. Solomon is Dean Witter Professor of Finance Emeritus at the Stanford Graduate School of Business, where he served as Dean Witter Professor of Finance from 1965 to 1990, and a director of Encyclopedia Britannica.

ISAAC STEIN, independent director (1992). Mr. Stein is former chairman of the board (1990 to 1992) and chief executive officer (1991 to 1992) of Esprit de Corp. (clothing manufacturer). He is a member of the board of Raychem Corporation (electrical equipment, 1993), president of Waverley Associates, Inc. (private investment firm, 1983), and a director of ALZA Corporation (pharmaceuticals, 1987). He is also a trustee of Stanford University (1994) and chairman of Stanford Health Services (hospital, 1994).


*JAMES E. STOWERS III, director (1995), president and chief executive officer
(1996). Mr. Stowers is the president and director of Twentieth Century Investors, Inc., TCI Portfolios, Inc., Twentieth Century World Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Institutional Portfolios, Inc., Twentieth Century Companies, Inc., Investors Research Corporation and Twentieth Century Services, Inc.


JEANNE D. WOHLERS, independent director (1988). Ms. Wohlers is a private investor, and an independent director and partner of Windy Hill Productions, LP. Previously, she served as vice president and chief financial officer of Sybase, Inc. (software company, 1988 to 1992).


OFFICERS

*JAMES E. STOWERS III, president, and chief executive officer (1996).

*ANN N. MCCOID, controller (1988).

*DOUGLAS A. PAUL, secretary (1988), vice president (1990), and general counsel
(1990).


*MARYANNE ROEPKE, chief financial officer and treasurer (1995).

As of January 31, 1996, BEF's directors and officers, as a group, owned less than 1% of the Fund's outstanding shares.

The following table summarizes the compensation that the directors of the Fund received for the Fund's fiscal year ended December 31, 1995, as well as the compensation received for serving as a director or trustee of all other Benham funds.

                                       DIRECTOR COMPENSATION FOR THE FISCAL YEAR ENDED
                                                        December 31, 1995
-----------------------------------------------------------------------------------------------------------------
      NAME OF                 AGGREGATE              PENSION OR               ESTIMATED               TOTAL
     DIRECTOR               COMPENSATION         RETIREMENT BENEFITS       ANNUAL BENEFITS        COMPENSATION
                              FROM FUND          ACCRUED AS PART OF        UPON RETIREMENT        FROM FUND AND
                                                    FUND EXPENSES                                FUND COMPLEX**
                                                                                                PAID TO DIRECTORS
-----------------------------------------------------------------------------------------------------------------
Albert A. Eisenstat           $   0                 Not Applicable         Not Applicable            $     0
-----------------------------------------------------------------------------------------------------------------
Ronald J. Gilson              $1054                 Not Applicable         Not Applicable            $48,833
-----------------------------------------------------------------------------------------------------------------
Myron S. Scholes              $2008                 Not Applicable         Not Applicable            $65,625
-----------------------------------------------------------------------------------------------------------------
Kenneth E. Scott              $1798                 Not Applicable         Not Applicable            $65,125
-----------------------------------------------------------------------------------------------------------------
Ezra Solomon                  $2152                 Not Applicable         Not Applicable            $58,792
-----------------------------------------------------------------------------------------------------------------
Isaac Stein                   $1818                 Not Applicable         Not Applicable            $63,625
-----------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers             $2119                 Not Applicable         Not Applicable            $67,375
-----------------------------------------------------------------------------------------------------------------
*  Interested directors receive no compensation for their services as such.

** The Benham Group Fund Complex currently consists of 10 registered investment companies.


INVESTMENT ADVISORY SERVICES


The Fund has an investment advisory agreement with BMC, dated June 1, 1995, that was approved by the Fund`s shareholders on May 31, 1995.

BMC is a California corporation and a wholly owned subsidiary of TCC, a Delaware corporation. BMC as well as BFS and BDI, became wholly owned subsidiaries of TCC on June 1, 1995, upon the merger of Benham Management International (BMI), the former parent of BMC, BFS and BDI, into TCC. BMC has served as invesetment advisor to the Fund since the Fund's inception. TCC is a holding company that owns all of the stock of the operating companies that provide the investment management, transfer agency, shareholder service, and other services for the Twentieth Century family of funds. James E. Stowers, Jr., controls TCC by virtue of his ownership of a majority of its common stock. BMC has been a registered investment advisor since 1971 and is investment advisor to other funds in The Benham Group.

The Fund's agreement with BMC continues for an initial period of two years and thereafter from year to year provided that, after the initial two-year period, it is approved at least annually by vote of a majority of the Fund's outstanding shares, or by vote of a majority of the Fund's directors, including a majority of those directors who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.

The investment advisory agreement is terminable on sixty days' written notice, either by the Fund or by BMC, to the other party and terminates automatically in the event of its assignment.

The investment advisory agreement stipulates that BMC will provide the Fund with investment advice and portfolio management services in accordance with the Fund's investment objective, policies, and restrictions. The agreement also provides that BMC will determine what securities will be purchased and sold by the Fund and assist the Fund's officers in carrying out decisions made by the board of directors. Under the investment advisory agreement, the Fund pays BMC a monthly investment advisory fee equal to its pro rata share of the dollar amount derived from applying BEF's average daily net assets to the following investment advisory fee rate schedule:

INVESTMENT ADVISORY FEE SCHEDULE FOR BEF

              .50% of the first $100 million
              .45% of the next $100 million
              .40% of the next $100 million
              .35% of the next $100 million
              .30% of the next $100 million
              .25% of the next $1 billion
              .24% of the next $1 billion
              .23% of the next $1 billion
              .22% of the next $1 billion
              .21% of the next $1 billion
              .20% of the next $1 billion
              .19% of net assets over $6.5 billion.

Investment advisory fees paid by the Fund to BMC for the fiscal years ended December 31, 1995, 1994, and 1993, are indicated in the following table. Fee amounts are net of expense limitations and recoupments as described on the following page.

INVESTMENT ADVISORY FEES*


               Fiscal            Fiscal           Fiscal
                1995              1994             1993

             $1,776,728        $1,884,679       $1,325,964


* Net of reimbursements

ADMINISTRATIVE AND TRANSFER AGENT SERVICES


BFS, a wholly owned subsidiary of TCC, is BEF's agent for transfer and administrative services. For administrative services, the Fund pays BFS a monthly fee based on its pro rata share of the dollar amount derived from applying the average daily net assets of all of the funds in The Benham Group to the following administrative fee schedule:

GROUP ASSETS                  ADMINISTRATIVE FEE RATE

up to $4.5 billion                     .11%
up to $6 billion                       .10
up to $9 billion                       .09
over $9 billion                        .08

Prior to May 1, 1993, the administrative fee rate schedule ranged from .10% for assets up to $4.5 billion to .07% for assets over $7.5 billion. This fee rate schedule was adopted by BFS on a voluntary basis effective January 1, 1991, and then formalized under a revised Administrative Services and Transfer Agency Agreement that became effective on June 1, 1992.

For transfer agent services, the Fund pays BFS monthly fees of $1.1875 for each shareholder account maintained and $1.35 for each shareholder transaction executed during the month.


Administrative service and transfer agent fees paid by the Fund to BFS for the fiscal years ended December 31, 1995, 1994, and 1993, are indicated in the following table. Fee amounts are net of expense limitations as described below.


ADMINISTRATIVE FEES


               Fiscal            Fiscal           Fiscal
                1995              1994             1993

              $549,463          $583,896         $356,629


TRANSFER AGENT FEES


               Fiscal            Fiscal           Fiscal
                1995              1994             1993

              $702,149          $645,099         $428,747


DIRECT FUND EXPENSES

The Fund pays certain operating expenses that are not assumed by BMC or BFS. These include fees and expenses of the independent directors; custodian, audit, tax preparation, and pricing fees; fees of outside counsel and counsel employed directly by BEF; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, confirmations, and reports to shareholders; fees for registering the Fund's shares under federal and state securities laws; brokerage fees and commissions (if any); trade association dues; costs of fidelity and liability insurance policies covering the Fund; costs for incoming WATS lines maintained to receive and handle shareholder inquiries; and organizational costs.

EXPENSE LIMITATION AGREEMENT


BMC may recover amounts absorbed on behalf of the Fund during the preceding 11 months if, and to the extent that, for any given month, the Funds expense limit in effect at that time. BMC has agreed to limit the Funds' expenses to .75% of the Funds' average daily net assets during the year ending May 31, 1996.

The Funds' contractual expense limit is subject to annual renewal. The expense limit for the year ended December 31, 1995, was .75% of average daily net assets.

Net amounts absorbed and recouped for the fiscal years ended December 31, 1995, 1994, and 1993, are indicated in the table below.

NET REIMBURSEMENTS(RECOUPMENTS) BY BMC AND BFS

               Fiscal            Fiscal           Fiscal
                1995              1994             1993

                 $0                $0             $47,247



ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Fund's shares are continuously offered at net asset value. The Benham Group may reject or limit the amount of an investment to prevent any one shareholder or affiliated group from controlling BEF or one of its series; to avoid jeopardizing a series' tax status; or whenever, in management's opinion, such rejection is in BEF's or a series' best interest.


------------------------------------------------------------------------------------------------
FUND            SHAREHOLDER                    # OF SHARES HELD        % OF TOTAL
                NAME AND ADDRESS                                   SHARES OUTSTANDING

-------------------------------------------------------------------------------------------------
Benham          Charles Schwab & Co.             7,606,501.270           17.7428
Global Gold     101 Montgomery Street
Fund            San Francisco, CA 94104-4122

-------------------------------------------------------------------------------------------------

As of January 31, 1996, to BEF`s knowledge, no other shareholder was the record holder or beneficial owner of 5% or more of the Fund`s total shares outstanding.


The Benham Group charges neither fees nor commissions on the purchase and sale of Benham fund shares. However, BFS may charge fees for special services requested by a shareholder or necessitated by acts or omissions of a shareholder. For example, BFS may charge a fee for processing dishonored investment checks or stop-payment requests. BFS charges $10 per hour for account research requested by investors. This charge will be assessed, for example, when a shareholder request requires more than one hour of research on historical account records. The fees charged are based on the estimated costs of performing shareholder-requested services and are not intended to increase income.

Share purchases and redemptions are governed by California law.

OTHER INFORMATION


The Fund's investment advisor, BMC, has been continuously registered with the SEC under the Investment Advisers Act of 1940 since December 14, 1971. BEF has filed a registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to the shares offered. Such registrations do not imply approval or supervision of BEF or the advisor by the SEC.

For further information, refer to the registration statement and exhibits on file with the SEC in Washington, D.C. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

BENHAM EQUITY FUNDS

1933 Act Post-Effective Amendment No. 17
1940 Act Amendment No. 19

PART C   OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) FINANCIAL STATEMENTS. Audited financial statements for the fiscal year ended December 31, 1995, for Benham Global Gold Fund (formerly known as the Benham Gold Equities Index Fund), Benham Income & Growth Fund, Benham Equity Growth Fund, Benham Utilities Index Fund and Benham Global Natural Resources Index Fund are filed herein as included in the Statement of Additional Information by reference to the Annual Reports dated December 31, 1995, filed on February 22, 1996, accession #0000827060-96-000007

(b)      EXHIBITS.

         (1) a) Articles of Incorporation dated December 31, 1987, are incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 1.

              b) Restated Articles of Incorporation dated December 21, 1992, are incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 11.

              c) Restated Articles of Incorporation dated August 2, 1995, are incorporated herein by reference to EX-99.B1c, accession #0000827060-95-000006.

         (2) a) Bylaws dated January 6, 1988, as amended through February 13, 1992, are incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 7.

              b) Amendment to Bylaws dated July 24, 1992, is incorporated herein by reference to Exhibit 2(b) to Post-Effective Amendment No. 10.

              c) Amendment to Bylaws dated May 31, 1995, is incorporated herein by reference to EX-99.B2c, accession #0000827060-95-000006.

         (3)  Not applicable.

         (4) a) A specimen copy of the Benham Global Gold Fund (formerly known as the Benham Gold Equities Index Fund) share certificate is incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 2 filed July 12, 1988.

              b) A specimen copy of the Benham Income & Growth Fund share certificate is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No 5 filed March 1, 1991.

              c) A specimen copy of the Benham Equity Growth Fund share certificate is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No 5 filed March 1, 1991.

              d) A specimen copy of the Benham Utilities Index Fund share certificate is incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 11 filed February 28, 1993.

              e) A specimen copy of the Benham Global Natural Resources Index Fund share certificate is incorporated herein by reference to
              Exhibit 4(e) to Post-Effective Amendment No. 13 filed July 7,
              1994.

         (5) Investment Advisory Agreement between Benham Equity Funds and Benham Management Corporation, dated June 1, 1995, is incorporated herein as EX-99.B5.

         (6) Distribution Agreement between Benham Equity Funds and Benham Distributors, Inc., dated June 1, 1995, is incorporated herein by reference to EX-99.B6, accession #0000827060-95-000006.

         (7)  Not applicable.

         (8) Omnibus Custodian Agreement between Benham Equity Funds and State Street Bank and Trust Company, dated August 10, 1993, is incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 12.

         (9) Administrative Services and Transfer Agency Agreement between Benham Equity Funds and Benham Financial Services, Inc., dated June 1, 1995, is incorporated herein by reference to EX-99.B9, accession #0000827060-95-000006.

         (10) Opinion and consent of counsel as to the legality of the securities being registered, dated February 15, 1996, is incorporated herein by reference to Rule 24f-2 Notice filed on February 15, 1996, accession #0000827060-95-000006.

         (11) (a) Consent of KPMG Peat Marwick, LLP, independent auditors, is filed herein as EX-99.B11a.

              (b) Written representation pursuant to Rule 485(b) under the Securities Act of 1933 is filed herein as EX-99.B11b.

         (12) Not applicable.

         (13) Not applicable.

         (14) a) Benham Individual Retirement Account plan, including all instructions and other relevant documents, is incorporated herein by reference to Exhibit 14(a) to Post-Effective Amendment No. 9 filed October 3, 1992.

              (b) Benham Pension/Profit-Sharing plan, including all instructions and other relevant documents, is incorporated herein by reference to Exhibit 14(b) to Post-Effective Amendment No. 9 filed October 3, 1992.

         (15) Not applicable.

         (16) Schedule for computation of each performance quotation provided in response to Item 22 is filed herein as EX-99.B16.

         (17) Power of Attorney dated December 15, 1995, is filed herein as EX-99.B17.


Item 25. Persons Controlled by or Under Control with Registrant.

              None.

Item 26. Number of Holders of Securities.

              As of December 31, 1995, the Fund's had the following number of shareholders of record:

              Benham Global Gold Fund                              29,873
              Benham Income & Growth Fund                          22,313
              Benham Equity Growth Fund                            12,423
              Benham Utilities Index Fund                          14,158
              Benham Global Natural Resources Index Fund            2,753

Item 27. Indemnification.

     Registrant hereby incorporates by reference, as though set forth fully herein, Article II, Section 16 of Registrant's restated bylaws, dated February 13, 1992, and amended on July 24, 1992, appearing as Exhibit 2 to Post-Effective Amendment No. 7, and Exhibit 2(b) to Post-Effective Amendment No. 10, respectively.

Item 28. Business and Other Connections of Investment Advisor.

     The Registrant's investment advisor, Benham Management Corporation, is also investment advisor to Capital Preservation Fund, Capital Preservation Fund II, Benham California Tax-Free and Municipal Funds, Benham Municipal Trust, Benham Target Maturities Trust, Benham Government Income Trust, Benham International Funds, Benham Investment Trust, and Benham Manager Funds.

Item 29. Principal Underwriters.

     The Registrant's distribution agent, Benham Distributors, Inc., is also distribution agent for Capital Preservation Fund, Inc., Capital Preservation Fund II, Inc., Benham California Tax-Free and Municipal Funds, Benham Municipal Trust, Benham Target Maturities Trust, Benham Government Income Trust, Benham International Funds, Benham Investment Trust, and Benham Manager Funds.

Item 30. Location of Accounts and Records.

     The Registrant, its investment advisor, Benham Management Corporation, and its agent for transfer and administrative services, Benham Financial Services, Inc., maintain physical possession of each account, book, or other document, and shareholder records as required by ss.31(a) of the Investment Company Act of 1940 and rules thereunder at BEF's principal office located at 1665 Charleston Road, Mountain View, CA 94043. The computer and database for shareholder records are located at Central Computer Facility, 401 North Broad Street, Sixth Floor, Philadelphia, PA 19108.

Item 31. Management Services.

              Not applicable.

Item 32. Undertakings.

     Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 17 /Amendment No. 19 meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 17/ Amendment No. 19 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Mountain View, and the State of California, on the 16th day of February, 1996.


                                   BENHAM EQUITY FUNDS


                                   By:   /s/Douglas A. Paul
                                         Douglas A. Paul
                                         Vice President, Secretary, and General
                                         Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 / Amendment No. 19 has been signed below by the following persons in the capacities and on the dates indicated.



/s/James M. Benham               Chairman of the Board of     February 16, 1996
James M. Benham*                 Directors


/s/James E. Stowers, III         Director                     February 16, 1996
James E. Stowers, III*


/s/Albert A. Eisenstat           Director                     February 16, 1996
Albert A. Eisenstat*


/s/Ronald J. Gilson              Director                     February 16, 1996
Ronald J. Gilson*


/s/Myron S. Scholes              Director                     February 16, 1996
Myron S. Scholes*


/s/Kenneth E. Scott              Director                     February 16, 1996
Kenneth E. Scott*


/s/Ezra Solomon                  Director                     February 16, 1996
Ezra Solomon*


/s/Isaac Stein                   Director                     February 16, 1996
Isaac Stein*


/s/Jeanne D. Wohlers             Director                     February 16, 1996
Jeanne D. Wohlers*


/s/Maryanne Roepke               Chief Financial Officer/     February 16, 1996
Maryanne Roepke*                 Treasurer



/s/Douglas A. Paul
Douglas A. Paul*
Attorney in Fact (Pursuant to a power of attorney dated December 15, 1995.)